Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Document Information
Entity Registrant Name	CST Brands, Inc.
Entity Central Index Key	0001562039
Document Type	S-4
Document Period End Date	Jun 30, 2013
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false

Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 414	$ 61	$ 54	$ 132	$ 102	$ 103
Receivables, net	197	134		172
Inventories	163	168		159
Deferred income taxes	9	13		12
Prepaid expenses and other	14	8		10
Total current assets	797	384		485
Property and equipment, at cost	1,892	1,863		1,678
Accumulated depreciation	618	587		525
Property and equipment, net	1,274	1,276		1,153
Goodwill and intangible assets, net	53	41		47
Deferred income taxes	112	0
Other assets, net	71	8		6
Total assets	2,307	1,709		1,691
Current liabilities:
Current portion of debt and capital lease obligations	29	1		1
Accounts payable	83	95		84
Accounts payable to Valero	342	0
Accrued expenses	44	40		41
Taxes other than income taxes	23	92		86
Income taxes payable	9	0
Total current liabilities	530	228		212
Debt and capital lease obligations, less current portion	1,025	4		5
Deferred income taxes	89	123		124
Other long-term liabilities	112	107		101
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock (250,000,000 shares authorized at $0.01 par value and 75,397,241 issued and outstanding at June 30, 2013)	1	0
Additional paid-in capital (APIC)	395	0
Net parent investment	0	1,082		1,094
Retained earnings	20	0
Accumulated other comprehensive income (AOCI)	135	165		155
Total stockholders' equity	551	1,247		1,249	1,193	1,197
Total net investment		1,247		1,249
Total liabilities and stockholders’ equity / net investment	$ 2,307	$ 1,709		$ 1,691

Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable, current	$ 1	$ 2
Common stock, shares authorized	250,000,000
Common stock, par or stated value per share	$ 0.01
Common stock shares issued	75,397,241
Common stock shares outstanding	75,397,241

Consolidated and Combined Statements of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues (a)	$ 3,211	$ 3,345	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Costs and expenses:
Cost of sales	2,919	2,977	5,874	5,973	12,000	11,735	9,310
Operating expenses	161	161	320	316	644	636	605
General and administrative expenses	20	14	35	29	61	59	57
Depreciation, amortization and accretion expense	30	29	60	56	115	113	105
Asset impairment losses					0	3	5
Total costs and expenses	3,130	3,181	6,289	6,374	12,820	12,546	10,082
Operating income	81	164	110	183	315	317	289
Other income, net	1	0	2	0	1	1	2
Interest expense	7	0	7	0	1	1	1
Income before income tax expense	75	164	105	183	315	317	290
Income tax expense	32	56	41	61	105	103	97
Net income	43	108	64	122	210	214	193
Earnings per common share
Basic earnings per common share	$ 0.57	$ 1.43	$ 0.84	$ 1.62
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Earnings per common share – assuming dilution
Diluted earnings per common share	$ 0.57	$ 1.43	$ 0.84	$ 1.62
Weighted-average common shares outstanding – assuming dilution (in thousands)	75,407	75,397	75,402	75,397
Supplemental information:
(a) Includes excise taxes of:	$ 336	$ 501	$ 811	$ 979	$ 1,987	$ 1,947	$ 1,853

Consoldiated and Combined Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Other comprehensive income (loss):
Foreign currency translation adjustment	(20)			(8)						(30)	1	10	(7)	24
Other comprehensive income (loss) before income taxes	(20)			(8)						(30)	1	10	(7)	24
Income taxes related to items of other comprehensive income	0			0						0	0	0	0	0
Other comprehensive income (loss)	(20)			(8)						(30)	1	10	(7)	24
Comprehensive income	$ 23			$ 100						$ 34	$ 123	$ 220	$ 207	$ 217

Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 64	$ 122	$ 210	$ 214	$ 193
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	2	1	2	3	2
Depreciation, amortization and accretion expense	60	56	115	113	105
Asset impairment losses			0	3	5
Non-cash interest expense			0	1	0
Deferred income tax expense	8	(4)	(1)	12	6
Changes in current assets and current liabilities	217	22	42	(40)	12
Other operating activities, net	0	3	(2)	5	2
Net cash provided by operating activities	351	200	364	308	323
Cash flows from investing activities:
Capital expenditures	(90)	(46)	(156)	(130)	(105)
Acquisitions	(4)	(61)	(61)	0	0
Proceeds from dispositions of property and equipment	0	2	2	5	3
Other investing activities, net	(2)	0	0	(2)	(2)
Net cash used in investing activities	(96)	(105)	(215)	(127)	(104)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	500	0
Debt issuance and credit facility origination costs	(18)	0
Payments of capital lease obligations	(1)	0	(1)	(1)	(1)
Net transfers to Valero	(378)	(172)	(219)	(150)	(220)
Net cash provided by (used in) financing activities	103	(172)	(220)	(151)	(221)
Effect of foreign exchange rate changes on cash	(5)	(1)	0	0	1
Net increase (decrease) in cash	353	(78)	(71)	30	(1)
Cash at beginning of period	61	132	132	102	103
Cash at end of period	$ 414	$ 54	$ 61	$ 132	$ 102

Consolidated and Combined Statement of Stockholders' Equity Statement (USD $) In Millions	Total USD ($)	Common Stock	Common Stock Par Value USD ($)	Additional Paid-in Capital USD ($)	Net Parent Investment USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Stockholders' equity at Dec. 31, 2009	$ 1,197				$ 1,059		$ 138
Net income	193				193		0
Net transfers to Valero	(221)				(221)		0
Other comprehensive income (loss)	24				0		24
Other comprehensive loss	24
Stockholders' equity at Dec. 31, 2010	1,193				1,031		162
Net income	214				214		0
Net transfers to Valero	(151)				(151)		0
Other comprehensive income (loss)	(7)				0		(7)
Other comprehensive loss	(7)
Stockholders' equity at Dec. 31, 2011	1,249				1,094		155
Net income	210				210		0
Net transfers to Valero	(222)				(222)		0
Other comprehensive income (loss)	10				0		10
Other comprehensive loss	10
Shares, outstanding		0
Stockholders' equity at Dec. 31, 2012	1,247		0	0	1,082	0	165
Net income	64				44	20
Net transfers to Valero	(731)				(731)
Other comprehensive income (loss)	(30)						(30)
Issuance of stock at the separation and distribution, shares		75
Issuance of stock at the separation and distribution			1	(1)
Reclassification of net parent investment to APIC				395	(395)
Stock-based compensation expense	1			1
Other comprehensive loss	(30)						(30)
Shares, outstanding		75
Stockholders' equity at Jun. 30, 2013	$ 551		$ 1	$ 395	$ 0	$ 20	$ 135

The Separation and the Distribution, Basis of Presentation Description of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
THE SEPARATION AND DISTRIBUTION, BASIS OF PRESENTATION, CONCENTRATION RISK AND INTERIM FINANCIAL INFORMATION
The Separation and Distribution
On April 4, 2013, the Valero Energy Corporation (“Valero” or “Parent”) Board of Directors approved the separation and distribution (the “separation and distribution”) of its retail business resulting in a separate, publicly traded company named CST Brands, Inc. (“CST”). In accordance with a separation and distribution agreement, the two companies were separated by Valero’s distributing to its stockholders 80% of the common stock of CST on May 1, 2013 (the “Distribution Date”). Each Valero stockholder received one share of CST common stock for every nine shares of Valero common stock held at the close of business on the record date of April 19, 2013 (the “Record Date”). Fractional shares of CST common stock were not distributed and any fractional shares of CST common stock otherwise issuable to a Valero stockholder were sold in the open market on such stockholder’s behalf, and such stockholder received a cash payment with respect to that fractional share. The remaining 20% of the common stock of CST was retained by Valero. In conjunction with the separation and distribution, Valero received a private letter ruling from the Internal Revenue Service to the effect that the distribution will not result in any taxable income, gain or loss to Valero, except for taxable income or gain arising as a result of certain intercompany transactions, and no gain or loss will be recognized by (and no amount will be included in the income of) United States (“U.S.”) holders of Valero common stock upon their receipt of shares of CST common stock in the distribution, except with respect to cash received in lieu of fractional shares. However, the transfer of assets and liabilities associated with Valero’s retail business in Canada is taxable for Canadian income tax purposes.
In connection with the separation and distribution, CST incurred an aggregate of $1.05 billion in new debt, consisting of: (i) $550 million aggregate principal amount of senior unsecured bonds (the “notes”); and (ii) $800 million in senior secured credit facilities, comprised of a $500 million term loan facility (the “term loan”) and a $300 million revolving credit facility (the “revolving credit facility”). We have not borrowed under the revolving credit facility as of the date of this filing; however approximately $3 million of letters of credit have been issued under this facility. For more information on the indebtedness, see Note 7 to these condensed notes to consolidated and combined financial statements.
We transferred the cash proceeds of the term loan to Valero and issued the notes to Valero in connection with the separation of the assets (including the equity interests of certain Valero subsidiaries) and liabilities of Valero’s retail business from Valero and the transfer of those assets (including the equity interests of certain Valero subsidiaries) and liabilities to us. Valero transferred our notes to a third-party lender to satisfy certain of Valero’s then-outstanding debt obligations. As a result of these financing transactions, we incurred total indebtedness of $1.05 billion for which we did not retain any cash following the separation and distribution.
As a result of the separation and distribution, the tax basis of certain of our Retail–U.S. assets related to certain historical intercompany transactions between Valero and us were stepped-up, but the historical book basis of these assets was not stepped-up because the distribution represents a transaction with Valero’s stockholders. Therefore, we realized an $18 million adjustment to a portion of our U.S. deferred income tax liabilities.
The separation and distribution was a taxable event in Canada, and as a result, the tax basis of certain assets and liabilities of our Retail–Canada segment were stepped up to their fair values. The historical book basis of those assets and liabilities, however, were not stepped-up because they were wholly owned by Valero and were transferred within the Valero consolidated group. As a result, we recognized a deferred tax asset of $115 million from the step-up in the tax basis of those assets and liabilities.
Also as a result of the separation and distribution, we recorded $7 million of deferred tax expense related to the loss of certain state tax credits that were no longer eligible for use in our consolidated tax return as a result of the separation and distribution.
CST was not responsible for any tax payments related to the separation and distribution in the U.S. and Canada.
A registration statement on Form 10, as amended through the time of its effectiveness, describing the separation and the distribution was filed by CST with the U.S. Securities and Exchange Commission (“SEC”) and was declared effective on April 11, 2013 (the “Form 10”). On May 2, 2013, CST stock began trading on the New York Stock Exchange under the “CST” stock symbol.
Basis of Presentation
CST was incorporated in November 2012 and, in connection with its incorporation, CST issued 1,000 shares of common stock, par value $0.01 per share, to Valero for $10. CST was formed solely in contemplation of the separation and distribution and, prior to May 1, 2013, had not commenced operations and had no material assets, liabilities or commitments.
Prior to the separation and distribution, these financial statements reflect the combined historical financial position, results of operations and cash flows of Valero’s retail business in the U.S. and Canada that were owned by direct and indirect wholly-owned subsidiaries of Valero, including an allocable portion of Valero’s corporate costs. The legal transfer of the assets (including the equity interests of certain Valero subsidiaries), liabilities and operations of Valero’s retail business into CST occurred on May 1, 2013. However, for ease of reference, these consolidated and combined financial statements are referred to as those of CST. Unless otherwise stated or the context otherwise indicates, all references in these consolidated and combined financial statements to “us,” “our,” or “we” mean CST.
Neither of our segments carried out transactions with the other during the periods presented; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the consolidation or combination of these operations.
The unaudited combined financial statements are presented as if Valero’s retail businesses in the U.S. and Canada had been combined for all periods prior to the separation and distribution. The assets and liabilities in the combined balance sheets have been reflected on a historical cost basis, as immediately prior to the separation and distribution. All of the assets and liabilities presented were wholly owned by Valero and were transferred within the Valero consolidated group. The combined statements of income prior to the separation and distribution also include expense allocations for certain corporate functions historically performed by Valero and not allocated to its operating segments, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement, human resources and information technology (“IT”). These allocations were based primarily on specific identification of time and/or activities associated with CST’s operations, employee headcount or capital expenditures. We believe the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses from Valero, are reasonable. Subsequent to the separation and distribution, Valero continues to perform certain of these corporate functions on our behalf, for which we are charged a fee, in accordance with the Transition Services Agreements. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred had we operated as a stand-alone company during the combined periods presented and may not reflect our combined financial position, results of operations and cash flows had we operated as a stand-alone company during the combined periods presented. Actual costs that would have been incurred if we had operated as a stand-alone company during the combined periods presented would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including IT and related infrastructure.
Prior to the separation and distribution, we transferred cash to Valero daily and Valero funded our operating and investing activities as needed. Accordingly, cash held by Valero at the corporate level was not allocated to us. Cash presented on our combined balance sheet prior to the separation and distribution represented cash on hand at our convenience stores, cash that had not yet been transferred to Valero and cash held by us in automated teller machines (“ATMs”) in our Retail–Canada segment. We reflected transfers of cash to and from Valero’s cash management system as a component of net parent investment on our combined balance sheet, and these net transfers of cash were reflected as a financing activity in our combined statement of cash flows. We did not include any interest income on the net cash transfers to Valero.
The consolidated financial statements reflect our financial results for all periods subsequent to the separation and distribution while the combined financial statements reflect our financial results for all periods prior to the separation and distribution. Accordingly:

•
Our consolidated and combined statement of income and comprehensive income for the three months ended June 30, 2013, consists of the consolidated results of CST for the two months ended June 30, 2013 and the combined results of Valero’s retail business for the one month ended April 30, 2013. Our consolidated and combined statement of income and comprehensive income for the six months ended June 30, 2013, consists of the consolidated results of CST for the two months ended June 30, 2013 and of the combined results of Valero’s retail business for the four months ended April 30, 2013. Our combined statements of income and comprehensive income for the three and six months ended June 30, 2012 consist entirely of the combined results of Valero’s retail business.

•
Our consolidated balance sheet at June 30, 2013, consists of the consolidated balances of CST, while our combined balance sheet at December 31, 2012 consists of the combined balances of Valero’s retail business.

•
Our consolidated and combined statement of cash flows for the six months ended June 30, 2013, consists of the consolidated results of CST for the two months ended June 30, 2013 and the combined results of Valero’s retail business for the four months ended April 30, 2013. Our combined statement of cash flows for the six months ended June 30, 2012 consists entirely of the combined results of Valero’s retail business.

•
Our consolidated and combined statement of changes in equity for the six months ended June 30, 2013 consists of both the combined activity of Valero’s retail business prior to April 30, 2013 and the consolidated activity of CST subsequent to the separation and distribution.

Concentration Risk
Valero supplied substantially all of the motor fuel purchased by us for resale during all periods presented.
We entered into a Branded Distributor Marketing Agreement, a Petroleum Product Sale Agreement and a Master Agreement with Valero in connection with the separation and distribution for the supply of motor fuel to our Retail–U.S. operations, which we refer to as the “U.S. Fuel Supply Agreements.” In addition, we entered into a separate Petroleum Product Supply Agreement with Valero for the supply of motor fuel to our Retail–Canada segment. Under the U.S. Fuel Supply Agreements and the Product Supply Agreement in Canada, we will continue to purchase motor fuel from Valero. The U.S. Fuel Supply Agreements and Petroleum Product Supply Agreement in Canada contain minimum annual purchase obligations. The minimum purchase obligation provisions of these agreements require us to purchase minimum annual volumes of motor fuel at market-based prices. In the event that we do not purchase the minimum volumes, the agreements include a charge for the difference between the total minimum volume commitment to be purchased over the terms of the agreements and the volumes actually purchased by us. This amount will decline over time as we purchase motor fuel from Valero.
No customers are individually material to our operations.
Interim Financial Information
These unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities Exchange Act of 1934. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All such adjustments are of a normal recurring nature unless disclosed otherwise. Management believes that the disclosures made are adequate to make the information presented not misleading. The financial statements contained herein should be read in conjunction with the combined financial statements and notes thereto included in the Form 10. Financial information for the three and six months ended June 30, 2013 and 2012 included in these condensed notes to consolidated and combined financial statements is derived from our unaudited financial statements. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.
The balance sheet as of December 31, 2012 has been derived from our audited financial statements as of that date. For further information, refer to our financial statements and notes thereto included in our Form 10.

THE SEPARATION AND THE DISTRIBITION, BASIS OF PRESENTATION, DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Separation and the Distribution
On July 31, 2012, Valero Energy Corporation (“Valero” or “Parent”) announced approval by its Board of Directors to pursue the separation of its retail business into a stand-alone, publicly traded corporation, CST Brands, Inc. (“CST”). On May 1, 2013 Valero distributed to its stockholders 80% of the shares of CST common stock as of the record date for the distribution and retained the remaining 20%. CST was incorporated in Delaware as a wholly owned subsidiary of Valero in November 2012.
Basis of Presentation
As previously noted, CST was incorporated in November 2012 and, in connection with its incorporation, CST issued 1,000 shares of common stock, par value $0.01 per share, to Valero for $10. CST was formed solely in contemplation of the separation and distribution, had not commenced operations and had no material assets, liabilities or commitments prior to the separation and distribution.
These combined financial statements were prepared in connection with the expected separation and distribution and are derived from the consolidated financial statements and accounting records of Valero. These statements reflect the combined historical financial position, results of operations and cash flows of CST and Valero’s retail business in the United States (“U.S.”) and Canada that were owned by direct and indirect wholly owned subsidiaries of Valero, including an allocable portion of Valero’s corporate costs. The legal transfer of the assets (including the equity interests of certain Valero subsidiaries), liabilities and operations of Valero’s retail business into CST occurred on May 1, 2013. However, for ease of reference, these combined financial statements are referred to as those of CST. Unless otherwise stated or the context otherwise indicates, all references in these combined financial statements to “us,” “our,” or “we” mean the retail business of Valero, which is referred to as CST.
The financial statements are presented as if Valero’s U.S. and Canadian retail operations had been combined for all years presented. Neither operation, however, carried out transactions with the other during the years presented; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the combination of these operations. The assets and liabilities in the combined balance sheets have been reflected on a historical cost basis, as immediately prior to the separation and the distribution, and all of the assets and liabilities presented were wholly owned by Valero and were transferred within the Valero consolidated group. The combined statements of income also include expense allocations for certain corporate functions historically performed by Valero and not allocated to its operating segments, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement and information technology. These allocations are based primarily on specific identification of time and/or activities associated with CST, employee headcount or capital expenditures. Our management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses from Valero, are reasonable. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred had we been a stand-alone company during the years presented and may not reflect our combined financial position, results of operations and cash flows had we been a stand-alone company during the periods presented. Actual costs that would have been incurred if we had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.
Valero uses a centralized approach to cash management and the financing of its operations. We transfered cash to Valero daily and Valero funded our operating and investing activities as needed. Accordingly, cash held by Valero at the corporate level was not allocated to us for any of the years presented. Cash presented on our combined balance sheets represents cash on hand at our convenience stores, cash that had not yet been transferred to Valero and cash held by us in automated teller machines (“ATMs”). We reflected transfers of cash to and from Valero’s cash management system as a component of net parent investment on our combined balance sheets, and these net transfers of cash are reflected as a financing activity in our combined statements of cash flows. We also have not included any interest income on the net cash transfers to Valero.
Description of Business
We are one of the largest independent retailers of motor fuel and convenience merchandise items in the U.S. and eastern Canada. Our operations include (i) the sale of motor fuel at convenience stores, filling stations and cardlocks (which is an unattended self-service filling station that provides motor fuel to fleet customers, such as trucking and other commercial customers), (ii) the sale of convenience merchandise items and services in convenience stores and (iii) the sale of heating oil to residential customers and the sale of heating oil and motor fuel to small commercial customers. We generally refer to a convenience store, filling station or cardlock as a “retail site.”
Significant Accounting Policies
Principles of Combination
These combined financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of direct and indirect wholly owned subsidiaries of Valero that hold the assets and liabilities and reflect the operations of Valero’s retail business in the U.S. and Canada. These subsidiaries, however, did not carry out any transactions with each other during the years presented; therefore, there were no transactions or accounts to be eliminated in connection with the combination.
Net Parent Investment
The net parent investment represents Valero’s historical investment in CST, CST’s accumulated net earnings after taxes and the net effect of transactions with, and allocations from, Valero.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, we review our estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.
Receivables
Receivables represent amounts due from credit card companies and from our heating oil customers (“trade receivables”). Trade receivables are carried at original invoice amount. Other receivables consist primarily of amounts due from financial institutions as reimbursement for cash distributed from ATM machines that were funded by us and amounts due from vendors related to vendor rebates (see “Vendor Allowances and Rebates” for our policy regarding the accounting for vendor rebates). We maintain an allowance for doubtful accounts, which is adjusted based on management’s assessment of our customers’ historical collection experience, known credit risks and industry and economic conditions.
Inventories
Inventories are carried at the lower of cost or market. The cost of supplies and convenience store merchandise is determined principally under the weighted-average cost method. The cost of motor fuel inventories is determined under the last-in, first-out (“LIFO”) method using the dollar-value LIFO method, with any increments valued based on purchase prices at the end of the year.
Property and Equipment
The cost of property and equipment purchased or constructed, including betterments of property assets, is capitalized. However, the cost of repairs and normal maintenance of property and equipment is expensed as incurred. Betterments of property and equipment are those which extend the useful lives of the property and equipment or improve the safety of our operations. Betterments also include additions to and enlargements of our retail sites. The cost of property and equipment constructed includes certain overhead costs allocable to the construction activities.
When property and equipment are retired or replaced, the cost and related accumulated depreciation are eliminated, with any gain or loss reflected in depreciation, amortization and accretion expense, unless such amounts are reported separately due to materiality.
Depreciation of property and equipment is recorded on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements and assets acquired under capital leases are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the related asset.
Impairment of Assets
Long-lived assets, which include property and equipment and finite-lived intangible assets, are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. A long-lived asset is not recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. If a long-lived asset is not recoverable, an impairment loss is recognized for the amount by which the carrying amount of the long-lived asset exceeds its fair value, with fair value determined based on discounted estimated net cash flows or other appropriate methods. See Note 3 for our impairment analysis of our long-lived assets.
Environmental Matters
Liabilities for future remediation costs are recorded when environmental assessments from governmental regulatory agencies and/or remedial efforts are probable and the costs can be reasonably estimated. Other than for assessments, the timing and magnitude of these accruals generally are based on the completion of investigations or other studies or a commitment to a formal plan of action. Environmental liabilities are based on best estimates of probable undiscounted future costs using currently available technology and applying current regulations, as well as our own internal environmental policies, without establishing a range of loss for these liabilities. Environmental liabilities are difficult to assess and estimate due to uncertainties related to the magnitude of possible remediation, the timing of such remediation and the determination of our obligation in proportion to other parties. Such estimates are subject to change due to many factors, including the identification of new sites requiring remediation, changes in environmental laws and regulations and their interpretation, additional information related to the extent and nature of remediation efforts and potential improvements in remediation technologies. Amounts recorded for environmental liabilities have not been reduced by possible recoveries from third parties.

Asset Retirement Obligations
We record a liability, which is referred to as an asset retirement obligation, at fair value for the estimated cost to remove underground storage tanks (“USTs”) for motor fuel at owned and leased retail sites at the time we incur that liability, which is generally when the UST is installed. We record a discounted liability for the fair value of an asset retirement obligation with a corresponding increase to the carrying value of the related long-lived asset. We depreciate the amount added to property and equipment and recognize accretion expense in connection with the discounted liability over the remaining life of the UST. Accretion expense is reflected in depreciation, amortization and accretion expense. We base our estimates of the anticipated future costs for removal of a UST on our prior experience with removal. Removal costs include the cost to remove and destroy the USTs, soil remediation costs resulting from the spillage of small quantities of motor fuel in the normal operations of our business and other miscellaneous costs. We review our assumptions for computing the estimated liability for the removal of USTs on an annual basis. Any change in estimated cash flows is reflected as an adjustment to the liability and the associated asset.
Foreign Currency Translation
The functional currency of our Canadian operations is the Canadian dollar. Balance sheet accounts are translated into U.S. dollars using exchange rates in effect as of the balance sheet date. Revenue and expense accounts are translated using the weighted-average exchange rates during the year presented. Foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income.
Revenue Recognition
Revenues are recorded upon delivery of the products to our customers, which is the point at which title to the products is transferred, and when payment has either been received or collection is reasonably assured.
We present motor fuel excise taxes on sales on a gross basis with supplemental information regarding the amount of such taxes included in revenues provided in a footnote on the face of the statements of income.
Shipping and Handling Costs
Costs incurred for the shipping and handling of motor fuel and convenience store merchandise are included in inventories, and therefore, reflected in cost of sales when the related item is sold.
Income Taxes
Income taxes are accounted for under the asset and liability method, as if we were a separate taxpayer rather than a member of Valero’s consolidated income tax return. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred amounts are measured using enacted tax rates expected to apply to taxable income in the year those temporary differences are expected to be recovered or settled.
We classify any interest expense and penalties related to the underpayment of income taxes in income tax expense.
Vendor Allowances and Rebates
We receive payments for vendor allowances and volume rebates from various suppliers of convenience store merchandise. Our accounting practices are as follows:

•	Vendor allowances for price markdowns are credited to cost of sales during the period the related markdown is taken.

•	Volume rebates of merchandise are recorded as reductions to cost of sales when the merchandise qualifying for the rebate is sold.

•	Slotting and stocking allowances received from a vendor are recorded as a reduction to cost of sales over the period covered by the agreement.

The aggregate amounts recorded as a reduction to cost of sales for vendor allowances and rebates for the years ended December 31, 2012, 2011 and 2010 were $70 million, $62 million and $63 million, respectively. The recording of vendor allowances and rebates does not require us to make any significant estimates.
Concentration Risk
Valero supplied substantially all of the motor fuel purchased by us for resale during all years presented. No customers are individually material to our operations.

Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure
ACQUISITIONS
In July 2012, we completed the acquisition of The Crackerbox, LLC (“Crackerbox”) for total cash consideration of $61 million. No contingent assets or liabilities were acquired or assumed. In the first quarter of 2013, an independent appraisal of the assets acquired through the acquisition of Crackerbox was completed. The purchase price of Crackerbox was allocated based on the fair values of the assets acquired at the date of acquisition resulting from this appraisal. The primary changes to the preliminary purchase price allocation disclosed in the Form 10 consisted of an $18 million adjustment to goodwill resulting from a change in the estimated fair value of property and equipment. The purchase price allocation of the acquisition of Crackerbox was determined based on the acquisition-date fair values of the assets acquired and is as follows (in millions):

Inventories	$3
Property and equipment	38
Other assets	2
Goodwill	18
Total consideration	$61

The adjustment to property and equipment discussed above did not result in a material adjustment to depreciation expense.
We have not presented pro forma results of operations for the three and six months ended June 30, 2012 because this acquisition was not material to our results of operations.
During 2013, we acquired one new company operated site and converted three dealer/agent sites to company operated sites in our Retail–Canada segment for $4 million.

ACQUISITION
In June 2012, we signed an agreement with The Crackerbox, LLC to buy 29 convenience stores located in the Little Rock and Hot Springs, Arkansas areas. In July 2012, we completed the acquisition of these sites, including motor fuel inventories, for total cash consideration of $61 million, and no contingent assets or liabilities were acquired or assumed.
The assets acquired were recognized at their acquisition-date estimated fair values as follows (in millions):

Inventories	$3
Property and equipment	56
Other assets	2
Total consideration	$61

In the first quarter of 2013, we received an independent appraisal of the fair value of the assets acquired, which resulted in an $18 million adjustment to goodwill from a change in the estimated fair value of property and equipment.
We have not presented pro forma results of operations for the year ended December 31, 2012, or actual results of operations from the acquisition date through December 31, 2012, because this acquisition was not material to our results of operations. The combined statements of income for the year ended December 31, 2012 include the results of the acquisition since the acquisition date.

Earnings per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER COMMON SHARE
Basic earnings per common share is computed by dividing the net income available to common stockholders by the weighted average of common shares outstanding during the period. Diluted earnings per common share adjusts basic earnings per common share for the effects of stock options and restricted stock in the periods in which such effect is dilutive.
On May 1, 2013, 75,397,241 shares of our common stock were distributed to Valero’s stockholders and Valero in conjunction with the separation and distribution. For comparative purposes, and to provide a more meaningful calculation of earnings per share, we have assumed this amount to be outstanding as of the beginning of each period prior to the separation and distribution presented in the calculation of weighted-average shares outstanding.
The following table provides a reconciliation of basic and diluted earnings per common share computations for the three and six months ended June 30, 2013 and 2012 (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Earnings per common share:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Total earnings per share	$0.57	$1.43	$0.84	$1.62

Earnings per common share - assuming dilution:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Common equivalent shares:
Restricted stock (in thousands)	10	—	5	—
Weighted-average common shares outstanding - assuming dilution (in thousands)	75,407	75,397	75,402	75,397
Earnings per common shares - assuming dilution	$0.57	$1.43	$0.84	$1.62

Excluded from the calculation of shares used in the diluted earnings per share calculation for the three months and six months ended June 30, 2013 are 131,622 and 66,174 of weighted-average anti-dilutive options, respectively. Excluded from the calculation of shares used in the diluted earnings per share calculation for the three months and six months ended June 30, 2013 are 106,760 and 53,676 of weighted-average anti-dilutive restricted shares, respectively.
No stock-based awards of CST were issued in exchange for either vested or non-vested Valero stock-based awards held by our employees prior to the separation and distribution. Therefore, there are no stock-based awards included in the calculation of shares used in the diluted earnings per share prior to the separation and distribution.

Impairment	12 Months Ended
Dec. 31, 2012
impairment of assets [Abstract]
Asset Impairment Charges
IMPAIRMENT
Our retail sites are the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of long-lived assets. Cash flows from each retail site vary from year to year and as a result, we identified and recorded asset impairment losses in 2011 and 2010 as changes in market demographics, traffic patterns, competition and other factors impacted the overall operations of certain of our individual retail sites.
For each retail site where events or changes in circumstances indicated that the carrying amount of the assets might not be recoverable, we compared the retail site’s carrying amount to its estimated future undiscounted cash flows to determine recoverability. If the sum of the estimated undiscounted cash flows did not exceed the carrying value, we then estimated the fair value of these retail sites to measure the impairment. To estimate the fair value of our retail sites, we used an income approach reflecting internally developed cash flows that included, among other things, our expectations of future cash flows based on sales volume, gross margins and operating expenses.
As a result of our impairment evaluation process, we concluded that some retail sites were impaired. The aggregate carrying values, estimated fair values and asset impairment losses for each segment were as follows (in millions):

	Year Ended December 31,
	2011	2010
Retail–U.S.:
Carrying values	$3	$3
Less: Estimated fair values	1	1
Asset impairment loss	$2	$2

Retail–Canada:
Carrying values	$1	$4
Less: Estimated fair values	—	1
Asset impairment loss	$1	$3

Receivables	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Receivables Disclosure
RECEIVABLES
Receivables consisted of the following (in millions):

	December 31,
	2012	2011
Trade receivables	$115	$147
Other	21	27
	136	174
Allowance for doubtful accounts	(2)	(2)
Receivables, net	$134	$172

Changes in the allowance for doubtful accounts consisted of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$2	$2	$2
Increase in allowance charged to expense	—	1	1
Accounts charged against the allowance, net of recoveries	—	(1)	(1)
Balance as of end of year	$2	$2	$2

Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories Disclosure
INVENTORIES
Inventories consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
Convenience store merchandise	$110	$111
Motor fuel (at LIFO)	51	56
Supplies	2	1
Inventories	$163	$168
As of June 30, 2013 and December 31, 2012, the replacement cost (market value) of motor fuel inventories exceeded their LIFO carrying amounts by approximately $55 million and $56 million, respectively.

INVENTORIES
Inventories consisted of the following (in millions):

	December 31,
	2012	2011
Convenience store merchandise	$111	$104
Motor fuel (at LIFO)	56	54
Supplies	1	1
Inventories	$168	$159
As of December 31, 2012 and 2011, the replacement cost (market value) of motor fuel inventories exceeded their LIFO carrying amounts by approximately $56 million and $56 million, respectively.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment Disclosure
PROPERTY AND EQUIPMENT
Major classes of property and equipment consisted of the following (in millions):

	December 31,
	2012	2011
Land	$387	$339
Retail site buildings	476	406
Equipment	560	535
Leasehold improvements	276	254
Other	135	130
Construction in progress	29	14
Property and equipment, at cost	1,863	1,678
Accumulated depreciation	(587)	(525)
Property and equipment, net	$1,276	$1,153

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $103 million, $101 million and $94 million, respectively.
We had land and certain retail sites under capital leases totaling $9 million and $9 million as of December 31, 2012 and 2011, respectively. Accumulated amortization on assets under capital leases was $5 million and $4 million as of December 31, 2012 and 2011, respectively. See Note 9 for future minimum rentals on capital lease obligations.

Accrued Expenses and Other Long-term Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES
Accrued expenses and other long-term liabilities consisted of the following (in millions):

	Accrued Expenses		Other Long-Term Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Wage and other employee-related liabilities	$22	$19	$—	$—
Environmental liabilities	2	2	3	2
Self-insurance accruals (see Note 9)	6	6	11	12
Asset retirement obligations	2	2	77	74
Other	8	12	16	13
Accrued expenses and other long-term liabilities	$40	$41	$107	$101

Environmental Liabilities
During the year ended December 31, 2012, we added approximately $3 million to our environmental liabilities and settled approximately $2 million of our environmental liabilities. During the two-year period ended December 31, 2011, changes in our environmental liabilities were insignificant, with additions, reductions and settlement activity, each being less than $2 million during each year.
Asset Retirement Obligations
We have asset retirement obligations for the removal of USTs at owned and leased retail sites. There is no legal obligation to remove USTs while they remain in service. However, environmental laws in the U.S. and Canada require that USTs be removed within one to two years after the USTs are no longer in service, depending on the jurisdiction in which the USTs are located. We have estimated that USTs at our owned retail sites will remain in service approximately 20 years and that we will have an obligation to remove those USTs at that time. For our leased retail sites, our lease agreements generally require that we remove certain improvements, primarily USTs and signage, upon termination of the lease. There are no assets that are legally restricted for purposes of settling our asset retirement obligations.
Changes in our asset retirement obligations were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$76	$72	$70
Additions to accrual	2	2	1
Accretion expense	4	4	4
Settlements	(4)	(2)	(3)
Foreign currency translation	1	—	—
Balance as of end of year	$79	$76	$72

Other
Other accrued expenses include contingent lease accruals, unearned revenue related to our heating oil operations and contingent liabilities related to legal matters and for claims for indirect taxes that are both probable and reasonably estimable.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
COMMITMENTS AND CONTINGENCIES
Tax Matters
We are subject to extensive tax liabilities imposed by multiple jurisdictions, including income taxes, indirect taxes (excise/duty, sales/use and gross receipts taxes), payroll taxes, franchise taxes, withholding taxes and ad valorem taxes. New tax laws and regulations and changes in existing tax laws and regulations are continuously being enacted or proposed that could result in increased expenditures for tax liabilities in the future. Many of these liabilities are subject to periodic audits by the respective taxing authority. Subsequent changes to our tax liabilities as a result of these audits may subject us to interest and penalties.
Litigation Matters
We are party to claims and legal proceedings arising in the ordinary course of business. We have not recorded a loss contingency liability with respect to some of these matters because we have determined that it is remote that a loss has been incurred. For other matters, we have recorded a loss contingency liability where we have determined that it is probable that a loss has been incurred and that the loss is reasonably estimable. These loss contingency liabilities are not material to our financial position. We re-evaluate and update our loss contingency liabilities as matters progress over time, and we believe that any possible loss in excess of amounts already recorded will not be material to our results of operations, financial position or liquidity.
There have been no significant changes to the litigation matters discussed in Note 9 of our combined financial statements for the year ended December 31, 2012, which are included in the Form 10.

COMMITMENTS AND CONTINGENCIES
Leases
We have long-term operating lease commitments for land for retail sites, office facilities, retail site buildings and related equipment that generally contain renewal options for periods ranging from five to ten years. In addition to minimum rental payments, certain leases require additional contingent payments based on motor fuel volume sold. We also have capital lease commitments for certain retail sites as described in Note 6. In most cases, we expect that in the normal course of business, our leases will be renewed or replaced by other leases.
As of December 31, 2012, our future minimum lease payments for (i) operating leases having initial or remaining noncancelable lease terms in excess of one year and (ii) capital leases were as follows (in millions):

	Operating Leases	Capital Leases
2013	$23	$2
2014	18	1
2015	15	1
2016	12	1
2017	9	—
Thereafter	26	3
Total minimum rental payments	$103	8
Less amount representing interest		(3)
Net minimum rental payments		$5

Rental expense was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Minimum rental expense	$25	$25	$25
Contingent rental expense	23	23	23
Total rental expense	$48	$48	$48

Litigation Matters
We are party to claims and legal proceedings arising in the ordinary course of business. We have not recorded a loss contingency liability with respect to some of these matters because we have determined that it is remote that a loss has been incurred. For other matters, we have recorded a loss contingency liability where we have determined that it is probable that a loss has been incurred and that the loss is reasonably estimable. These loss contingency liabilities are not material to our financial position. We re-evaluate and update our loss contingency liabilities as matters progress over time, and we believe that any possible loss in excess of amounts already recorded will not be material to our results of operations, financial position or liquidity, except for the litigation matters discussed below.
MTBE Litigation
As of December 2012, we were named in four cases alleging liability related to methyl-tertiary butyl ether (“MTBE”) contamination in groundwater.  The plaintiffs are generally water providers, governmental authorities and private water companies alleging that refiners, marketers or retailers of MTBE and gasoline containing MTBE are liable for manufacturing or distributing a defective product. Three of the cases are pending in federal court and are consolidated for pre-trial proceedings in the U.S. District Court for the Southern District of New York (Multi-District Litigation Docket No. 1358, In re: Methyl-Tertiary Butyl Ether Products Liability Litigation). One case is pending in state court.
We have recorded a loss contingency liability with respect to our MTBE litigation portfolio; however, we believe it is reasonably possible that we may suffer a loss in excess of the amount recorded that could have a material adverse effect on our results of operations, financial position or liquidity. An estimate of the possible loss or range of loss in excess of the amount accrued due to an adverse result in all or substantially all of these cases cannot reasonably be made because of a number of factors, including uncertainties regarding the scope of the contamination, an incomplete discovery process with respect to our contribution to the contamination (if any) and the inherent uncertainty of litigation. It should be noted, however, that Valero will fully indemnify us for these matters in connection with the separation and the distribution, which is discussed in Note 1.
Temperature Adjusted Fuel Complaints
On December 13, 2006, a class action complaint was filed against Valero, Shell Oil Products Company LLC, ConocoPhillips, Chevron USA, Inc., Tesoro Refining and Marketing Company, Wal-Mart Stores, Inc., Costco Wholesale Corporation, The Kroger Company and a few other retailers in San Francisco federal court. The complaint accused the defendants of violating state consumer protection laws by failing to adjust the volume or price of fuel when the fuel temperature exceeded 60 degrees Fahrenheit. Following this filing, numerous other federal complaints were filed and consolidated in the U.S. District Court for the District of Kansas (Multi-District Litigation Docket No. 1840, In re: Motor Fuel Temperature Sales Practices Litigation). In mid-April 2012, Valero and certain of the other defendants reached a preliminary class settlement with the plaintiffs. On September 28, 2012, the court initially denied approval of this settlement concluding that the settling parties had failed to show how the settlement sufficiently benefited the class members. The settling parties, including Valero, agreed with the court and supplemented the record to demonstrate how the settlement will benefit the class. On December 10, 2012, the court approved the settlement. We had recorded an immaterial loss contingency liability with respect to this matter consistent with our liability under the settlement; therefore, we have no additional exposure due to the court’s approval of the settlement.
Because a portion of Valero’s alleged liability in the class action allegedly arises out of our retail operations, we have agreed to indemnify Valero for 50% of the monetary portion of the settlement (or otherwise 50% of any monetary payment that Valero ultimately may be obligated to pay in final resolution of the class action). We have also agreed to certain actions required under the settlement agreement on a prospective basis, including the posting of fuel temperatures at our U.S. retail sites. The settlement agreement includes a full release from liability for Valero and its affiliates, including us.
Canadian Price Fixing Claims
Ultramar Ltd., Valero’s principal Canadian subsidiary (“Ultramar”), was named as a defendant in four class actions alleging that Ultramar and other competitors engaged in illegal price fixing in four distinct markets in the province of Québec. The cases were filed in June 2008 following a guilty plea by Ultramar and an employee and charges laid against several alleged co-conspirators. As a result, four class actions were filed on the same day in the matters of (i) Simon Jacques vs Ultramar et al in the Superior Court of Québec, District of Québec City, (ii) Daniel Thouin/ Marcel Lafontaine vs Ultramar et al, Superior Court of Québec, District of Montreal, (iii) Michael Jeanson et al vs Ultramar et al, Superior Court of Québec, District of Hull and (iv) Thibeau vs Ultramar et al, Superior Court of Québec, District of Montreal. As required pursuant to the civil procedure rules in effect, the first filed claim is given priority, and the others are suspended pending final judgment on the first filed claim. The guilty plea followed an extensive government investigation and was confined to a limited time period and limited geographic area around Thetford Mines and Victoriaville in Québec.  The plaintiffs attempted to widen the scope, alleging the existence of a conspiracy extending between 2002 and 2008 throughout Québec.  The court allowed a time range of 2002 to 2006 but did not expand the geographic area beyond the four limited markets identified by the investigation.  A hearing on class suitability took place in September 2009, and in November 2009, the court authorized the action to proceed on a class basis for the limited geographic area discussed above.  A statement of claim was filed but the proceedings were suspended until May 5, 2011.  The suspension was a result, in part, of damage proof issues for plaintiffs that developed pre-discovery.  The court required the plaintiffs to file a report on damages on May 5, 2011. Ultramar intends to vigorously contest the scope of alleged liability and damages.
On June 10, 2011, Ultramar was served with a “new” amended motion to institute a class action in the matter of Daniel Thouin/Marcel Lafontaine v. Ultramar Ltd., et al., Superior Court of Québec, District of Québec. This matter had previously been put in abeyance to allow the first filed claim discussed above to proceed. The plaintiff changed the venue and the geographical scope of its recourse alleging that defendants colluded in other regions of Québec. By issuing this motion, the attorney for the plaintiff (the same as for the other price fixing matter) is trying to extend its claim outside the limited territory authorized by the court in the Jacques matter.  On September 6, 2012, the Superior Court of Québec granted the plaintiff’s motion to extend the scope of the territory to be covered by the action.
Ultramar’s alleged liability in these claims arises entirely out of our retail operations in Canada. As a result, we expect that we will agree to indemnify and hold harmless Valero fully from any liability associated with these claims pursuant to the Separation and Distribution Agreement.
During the fourth quarter of 2012, we concluded a loss was probable and reasonably estimable and as such, we recorded an immaterial loss contingency liability. Due to the inherent uncertainty of litigation, we believe it is reasonably possible that we may suffer a loss in excess of the amount recorded that could have a material adverse effect on our results of operations, financial position or liquidity with respect to one or more of the lawsuits. An estimate of the possible loss or range of loss from an adverse result in all or substantially all of these cases cannot be reasonably made due to a number of factors, the most significant of which is that no amount of damages has been specified by the plaintiffs.
Environmental Matters
We are subject to extensive federal, state, provincial and local environmental laws and regulations, including those relating to USTs, the release or discharge of materials into the air, water and soil, waste management, pollution prevention measures, the generation, storage, handling, use, transportation and disposal of hazardous materials, the exposure of persons to hazardous materials, greenhouse gas emissions and characteristics, composition, storage and sale of motor fuel, and the health and safety of our employees.
We are required to make financial expenditures to comply with regulations governing USTs adopted by federal, state, provincial and local regulatory agencies. Pursuant to the Resource Conservation and Recovery Act of 1976, as amended, the U.S. Environmental Protection Agency has established a comprehensive regulatory program for the detection, prevention, investigation and cleanup of leaking USTs. State or local agencies are often delegated the responsibility for implementing the federal program or developing and implementing equivalent state or local regulations. We have a comprehensive program in place for performing routine tank testing and other compliance activities which are intended to promptly detect and investigate any potential releases. In addition, the U.S. Federal Clean Air Act and similar state laws impose requirements on emissions to the air from motor fueling activities in certain areas of the country, including those that do not meet state or national ambient air quality standards. These laws may require the installation of vapor recovery systems to control emissions of volatile organic compounds to the air during the motor fueling process. We believe we are in compliance in all material respects with applicable environmental requirements, including those applicable to our underground storage tanks.
We are in the process of investigating and remediating contamination at a number of our sites as a result of recent or historic releases of motor fuel. In 2013, we expect to spend about $2 million on remediation projects and do not expect to exceed this amount in 2014 or 2015. In addition, we make routine applications to state trust funds for the sharing, recovering and reimbursement of certain cleanup costs and liabilities as a result of releases of motor fuel from storage systems.
Because environmental laws and regulations are becoming more complex and stringent and new environmental laws and regulations are continuously being enacted or proposed, the level of future expenditures required for environmental matters could increase. In addition, any major upgrades in any of our operating facilities could require material additional expenditures to comply with environmental laws and regulations.
Environmental exposures are difficult to assess and estimate for numerous reasons including the complexity and differing interpretations of governmental regulations, the lack of reliable data, the number of potentially responsible parties and their financial capabilities, the multiplicity of possible solutions and the duration of remedial and monitoring activity required. Accruals for environmental liabilities are recorded based on our best estimate using all information that is available at the time. Loss estimates are measured and liabilities are based on currently available facts, existing technology and presently enacted laws and regulations, taking into consideration the likely effects of inflation and other societal and economic factors. Also considered when measuring environmental liabilities are our prior experience in remediation of contaminated sites, other companies’ cleanup experience and data released by the relevant authority.
Legislative and regulatory initiatives regarding climate change and greenhouse gas emissions have accelerated recently in the U.S. and Canada. Greenhouse gases are certain gases, including carbon dioxide, that may be contributing to global warming and other climatic changes. If governmental climate change or greenhouse gas reduction initiatives are enacted, they could have a material adverse impact on our business, financial condition and results of operations by increasing our regulatory compliance expenses, increasing our motor fuel costs and/or decreasing customer demand for motor fuel sold at our locations. For example, the California Global Warming Solutions Act, also known as AB 32, directs the California Air Resources Board (“CARB”) to develop and issue regulations to reduce greenhouse gas emissions in California to 1990 levels by 2020. CARB has issued a variety of regulations aimed at reaching this goal, including a Low Carbon Fuel Standard, a statewide cap-and-trade program and electricity renewable standards. CARB is also intending to require the establishment of Clean Fuels Outlets for alternative fuel vehicles. In addition, the Canadian province of Québec enacted a regulation creating a cap-and-trade system that will apply to us starting on January 1, 2015. To the degree these programs or greenhouse gas regulations increase cost that we are unable to recover or otherwise adversely impact consumer demand, these matters could have a material adverse effect on our financial position, results of operations and liquidity.
Self-Insurance Matters
We are partially self-insured for our general liability insurance. We maintain insurance coverage at levels that are customary and consistent with industry standards for companies of similar size. We are a nonsubscriber under the Texas Workers’ Compensation Act and maintain an employee injury plan in compliance with the Employee Retirement Income Security Act of 1974 in the U.S., which is self-insured. For our U.S. operations outside of Texas, we maintain statutory workers’ compensation insurance, which is partially self-insured. In Canada, we are a subscriber under the public system workers’ compensation of the provinces where we operate. As of December 31, 2012, there are a number of outstanding claims that are of a routine nature. The estimated incurred but unpaid liabilities relating to these claims are included in other accrued expenses. Additionally, there are open claims under previous policies that have not been resolved as of December 31, 2012. While the ultimate outcome of these claims cannot presently be determined, management believes that the accrued liability of $17 million will be sufficient to cover the related liability and that the ultimate disposition of these claims will have no material effect on our financial position and results of operations. Valero will fully indemnify us for these and similar matters that may be incurred up to the date of the separation and the distribution, which is discussed in Note 1.
We were insured under Valero’s insurance policies for occurrences prior to the completion of the distribution. The specifications and insured limits under those policies, however, were at a level consistent with Valero as a whole. As a result, we were effectively self-insured and were exposed to most losses relating to occurrences prior to the completion of the distribution. We obtained comprehensive insurance coverage subsequent to the completion of the distribution, but we may incur losses that are not covered by insurance or reserves, in whole or in part, and such losses could adversely affect our financial position and results of operations.
Tax Matters
We are subject to extensive tax liabilities imposed by multiple jurisdictions, including income taxes, indirect taxes (excise/duty, sales/use and gross receipts taxes), payroll taxes, franchise taxes, withholding taxes and ad valorem taxes. New tax laws and regulations and changes in existing tax laws and regulations are continuously being enacted or proposed that could result in increased expenditures for tax liabilities in the future. Many of these liabilities are subject to periodic audits by the respective taxing authority. Subsequent changes to our tax liabilities as a result of these audits may subject us to interest and penalties.
Health Care Reform
In March 2010, a comprehensive health care reform package composed of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (“Health Care Reform”) was enacted into law in the U.S. Provisions of the Health Care Reform are expected to affect the future costs of the U.S. health care plans. We expect to receive more guidance on the Health Care Reform provisions, which are required in 2014 and will then be able to better evaluate the potential impact of the Health Care Reform on our financial position and results of operations; however, we currently estimate that our annual health care costs will increase by approximately $5 million in 2014.

Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments
STOCK-BASED COMPENSATION
Overview
CST did not have any stock compensation plans prior to adoption of the 2013 CST Brands, Inc. Omnibus Stock Incentive Plan. Instead, our eligible employees participated in Valero’s 2011 Omnibus Stock Incentive Plan (the “OSIP”), which authorized the grant of stock and stock-based awards. Awards available under the OSIP included options to purchase shares of common stock of Valero and restricted stock that vests over a period determined by Valero’s compensation committee. Prior to the approval of the OSIP by Valero’s stockholders, most of the equity awards granted to our employees were made under Valero’s 2005 Omnibus Stock Incentive Plan and 2003 Employee Stock Incentive Plan.
Up to the completion of the separation and the distribution described in Note 1, our employees participated in Valero’s stock-based compensation plans. No stock-based awards of CST were issued in exchange for either vested or non-vested Valero stock-based awards held by our employees prior to the separation. Valero charges us for the estimated fair value of stock-based awards related to our employees as that expense is recognized by Valero.
Total stock-based compensation expense charged to us was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense	$2	$3	$2

As of December 31, 2012, Valero had $2 million of unrecognized stock-based compensation cost that it expected to charge to us over the remaining vesting period (approximately two years). However, Valero accelerated the vesting of restricted stock awards held by our employees on or prior to the record date. As a result, we were charged for the remaining unrecognized stock-based compensation related to those awards at that time.
Performance shares held by CST employees were forfeited pursuant to the provisions in the performance share agreements between Valero and the affected employees. With respect to stock options to purchase Valero stock held by CST employees, Valero has adjusted the exercise prices and the number of shares subject thereto to reflect the impact of the distribution, as more particularly set forth in the Employee Matters Agreement. Any future expense related to these options will be recorded by Valero.
Summary of Valero’s Stock-Based Compensation Plans
Stock Options
Under the terms of Valero’s various stock-based compensation plans, the exercise price of options granted is not less than the fair market value of Valero’s common stock on the date of grant. Stock options become exercisable pursuant to the individual written agreements between the participants and Valero, usually in three or five equal annual installments beginning one year after the date of grant, with unexercised options generally expiring seven or ten years from the date of grant.
The fair value of stock options granted during 2012 was estimated using the Monte Carlo simulation model, as these options contain both a service condition and a market condition in order to be exercised. Prior to 2012, the fair value of stock options were valued at the date of grant using the Black-Scholes option pricing model. Compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Postemployment Benefits Disclosure
EMPLOYEE BENEFIT PLANS
Overview
Our employees were employees of Valero until completion of the separation and the distribution from Valero described in Note 1. As a result, our employees participated in certain defined benefit and defined contribution plans sponsored by Valero. Valero charged us for all benefit costs associated with our employees and carried the obligations for employee benefit plans in its financial statements. Our share of those costs was charged to us through affiliate billings and reflected in operating expenses and general and administrative expenses.
Because we were not the plan sponsor of these plans, our combined balance sheets do not reflect any assets or liabilities related to these plans.
Following the completion of the separation and the distribution, our active employees no longer participate in benefit plans sponsored or maintained by Valero, and instead participate in our benefit plans. No assets and/or liabilities under Valero’s plans were transferred to us following completion of the separation and the distribution.
The information below is limited to amounts associated with our employees.
Valero’s Defined Benefit Plans
Valero is the sponsor of the defined benefit pension plans that cover certain of our employees. These plans provide eligible employees with retirement income based primarily on years of service and compensation during specific periods. Valero funds the pension plans as required by local regulations. The assets of the plans are held by major financial institutions and are well diversified and include investments in domestic and international equities, mutual funds, corporate debt instruments, government securities, common collective trusts, insurance contracts and cash and cash equivalents.
Valero also provides health care and life insurance benefits for certain retired employees through its postretirement benefit plans. Certain of our employees become eligible if, while still working for us, they reach normal retirement age or take early retirement. These plans are unfunded, and retired employees share the cost of the health care benefits.
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. pension cost	$2	$1	$1
Canadian pension cost	2	2	2
U.S. postretirement benefit cost	—	—	—

Summary of Valero’s Defined Contribution Plans
Valero Savings Plan
Valero is the sponsor of the Valero Savings Plan, which covered certain of our U.S. employees. Under this plan, participants contributed from 1% to 30% of their eligible compensation. Valero contributes $0.60 for every $1.00 of the participant’s contribution up to 6% of eligible compensation. At Valero’s discretion, it may also make profit-sharing contributions, which can range from 3.5% to 5% of eligible compensation, to the plan to be allocated to the participants.
Valero Energy Corporation Thrift Plan
Valero is the sponsor of the Valero Energy Corporation Thrift Plan, which covered our U.S. employees who are not covered by the Valero Savings Plan. Employees are immediately eligible to participate in the plan and receive employer matching contributions. Valero matched 100% of participant contributions up to 6% of each participant’s total annual salary, excluding cash bonuses.
Ultramar Ltd. Savings Plan
Valero is the sponsor of the Ultramar Ltd. Savings Plan, which covered all of our Canadian employees. Permanent employees are eligible after three months of service, temporary employees are eligible after one year of service, and seasonal employees are eligible after 220 days of services during 36 consecutive months. Valero contributed 9% of the employee’s base salary plus 50% of the employee’s voluntary contribution, which is limited to 6% of base salary. Valero’s contribution does not exceed 12% of the base salary.
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Valero Savings Plan	$7	$5	$6
Valero Energy Corporation Thrift Plan	1	1	1
Ultramar Ltd. Savings Plan	3	3	3

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes Disclosure
INCOME TAXES
Our effective income tax rate for the three and six months ended June 30, 2013 was 43% and 39%, respectively, compared with 34% and 33% for the corresponding periods of 2012. The effective tax rate differs from the federal statutory rate of 35% primarily due to state income taxes and the impact of foreign operations. Also impacting our effective tax rate for the second quarter and first six months of 2013 was a $7 million deferred tax expense we recorded resulting from the loss of certain state tax credits that were no longer eligible for use in our consolidated tax return as a result of the separation and distribution, which represented a 10% and 7% component of the effective rate for the three and six months ended June 30, 2013, respectively.
The provision for income taxes for periods prior to the separation and distribution were computed as if we were a stand-alone company.

INCOME TAXES
Income before income tax expense from our U.S. and Canadian operations was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. operations	$202	$160	$157
Canadian operations	113	157	133
Income before income tax expense	$315	$317	$290

The following is a reconciliation of income tax expense to income taxes computed by applying the U.S. statutory federal income tax rate (35% for all years presented) to income before income tax expense (in millions):

	Year Ended December 31,
	2012	2011	2010
Federal income tax expense at the U.S. statutory rate	$110	$111	$101
U.S. state income tax expense, net of U.S. federal income tax effect	4	4	4
Canadian operations	(9)	(11)	(7)
Credits	—	(1)	(1)
Income tax expense	$105	$103	$97

Components of income tax expense related to net income were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Current:
U.S. federal	$67	$40	$44
U.S. state	6	5	4
Canada	33	46	43
Total current	106	91	91

Deferred:
U.S. federal	1	14	8
U.S. state	—	1	1
Canada	(2)	(3)	(3)
Total deferred	(1)	12	6
Income tax expense	$105	$103	$97

The tax effects of significant temporary differences representing deferred income tax assets and liabilities were as follows (in millions):

	December 31,
	2012	2011
Deferred income tax assets:
Tax credit carryforwards	$8	$8
Net operating losses (“NOLs”)	1	1
Environmental liabilities	1	1
Inventories	10	10
Other assets	16	17
Total deferred income tax assets	36	37
Less: Valuation allowance	(1)	(1)
Net deferred income tax assets	35	36

Deferred income tax liabilities:
Property and equipment	(145)	(147)
Other	—	(1)
Total deferred income tax liabilities	(145)	(148)
Net deferred income tax liabilities	$(110)	$(112)

We had the following income tax credit and loss carryforwards as of December 31, 2012 (in millions):

	Amount	Expiration
U.S. state income tax credits	$12	2026
U.S. state NOL (gross amount)	16	2018

We have recorded a valuation allowance as of December 31, 2012 due to uncertainties related to our ability to utilize our state NOLs. The valuation allowance is based on our estimates of future taxable income in the various jurisdictions in which we operate and the period over which deferred income tax assets will be recoverable. The realization of net deferred income tax assets recorded as of December 31, 2012 is primarily dependent upon our ability to generate future taxable income in certain U.S. states.
Subsequently recognized tax benefits in the amount of $1 million related to the valuation allowance for deferred income tax assets as of December 31, 2012 will be allocated as an income tax benefit.
Deferred income taxes have not been provided on the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases of our Canadian subsidiaries based on the determination that such differences are essentially permanent in duration in that the earnings of these subsidiaries are expected to be indefinitely reinvested in the Canadian operations. If these earnings were not considered indefinitely reinvested, deferred income taxes would have been recorded after consideration of U.S. foreign tax credits. The decision by us to forgo these elections could significantly increase our income tax expense. It is not practicable to estimate the amount of additional tax that might be payable on those earnings, if distributed.
As of December 31, 2012 and 2011, we did not have any unrecognized tax benefits.
Our financial results are included in the U.S. and Canada consolidated tax returns of Valero prior to the separation and distribution. As such, with the exception of certain states, we did not make cash tax payments directly to taxing jurisdictions; rather, our share of Valero’s tax payments are reflected as changes in “Net parent investment.” Direct cash payments for certain state income taxes were approximately $1 million for the year ended December 31, 2012 and less than $1 million in each of the years ended December 31, 2011 and 2010.

Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure
DEBT
Our balances for long-term debt and capital leases are as follows (in millions):

	June 30,	December 31,
	2013	2012
5.00% senior notes due 2023	$550	$—
Term loan due 2018 (effective rate of 1.95% at June 30, 2013)	500	—
Capital leases	4	5
Total debt outstanding	1,054	5
Less current portion	(29)	(1)
Debt, less current portion	$1,025	$4

Availability under revolving credit facility (expires 2018):
Total available credit facility limit	$300	$—
Letters of credit outstanding	(3)	—
Maximum leverage ratio constraint (a)	(99)	—
Total available and undrawn	$198	$—

(a)	Our credit facility contains a maximum lease adjusted leverage ratio of 3.75 to 1.00. As a result, we were limited to the amount we could borrow under our revolving credit facility at June 30, 2013.
In connection with the issuance of our new long-term debt, we incurred debt issuance and credit facility origination costs of $18 million, which is amortized into interest expense using the effective interest method over the terms of the associated notes and credit facilities.
Notes
Our $550 million notes are guaranteed, jointly and severally, on a senior unsecured basis by certain of our domestic subsidiaries. The notes and the guarantees are unsecured senior obligations of CST and the guarantor subsidiaries, respectively. Accordingly, they are: equal in right of payment with all of our and the guarantors’ existing and future senior unsecured indebtedness; senior in right of payment to any of our and the guarantors’ future subordinated indebtedness; effectively subordinated to all of our and the guarantors’ existing and future secured indebtedness, including indebtedness under our new credit facilities; and effectively subordinated to all future indebtedness and other liabilities, including trade payables, of our non-guarantor subsidiaries (other than indebtedness and other liabilities owed to us).
If we sell certain assets and do not repay certain debt or reinvest the proceeds of such sales within certain periods of time, we will be required to use such proceeds to offer to repurchase the notes at 100% of their principal amount, plus accrued and unpaid interest and special interest, if any, to the date of repurchase. Upon the occurrence of certain specific change of control events, we will be required to offer to repurchase all outstanding notes at 101% of the aggregate principal amount of notes repurchased, plus accrued and unpaid interest, if any, to the date of repurchase.
The indenture governing the notes, among other things, imposes limitations on our ability to: borrow money or guarantee debt; create liens; pay dividends on or redeem or repurchase stock; make specified types of investments and acquisitions; enter into new lines of business; enter into transactions with affiliates; and sell assets or merge with other companies.
The notes were issued in a private transaction that was not subject to the registration requirements of the Securities Act of 1933 (the “Securities Act”). In connection with the offering of the notes, we entered into a registration rights agreement pursuant to which we and the guarantors of the notes will register substantially identical exchange notes under the Securities Act and permit holders to exchange the notes for the registered exchange notes.
Credit Facilities
Our new credit facilities provide for an aggregate amount of $800 million in financing, with a final maturity date on May 1, 2018, consisting of the following:

•	a term loan facility in an aggregate principal amount of $500 million; and

•	a revolving credit facility in an aggregate principal amount of up to $300 million.
The credit facilities are guaranteed by our domestic subsidiaries and secured by security interests and liens on substantially all of our domestic subsidiaries’ assets, including 100% of the capital stock of our domestic subsidiaries and 65% of the voting equity interests and 100% of the non-voting equity interests of material, first-tier, foreign subsidiaries, subject to certain customary exceptions. The credit facilities have, among others, the following terms:

•
subject to exclusions, mandatory prepayments with the net cash proceeds of certain asset sales, insurance proceeds or condemnation awards, the incurrence of certain indebtedness and our excess cash flow (as defined in the credit agreement);

•
customary affirmative and negative covenants for credit agreements of this type, including limitations on us and our guarantor subsidiaries with respect to indebtedness, liens, fundamental changes, restrictive agreements, prepayments and amendments of certain indebtedness, dispositions of assets, acquisitions and other investments, sale leaseback transactions, conduct of business, transactions with affiliates and dividends and redemptions or repurchases of stock; and

•
financial covenants consisting of (a) a maximum total lease adjusted leverage ratio initially set at 3.75 to 1.00, (b) a minimum fixed charge coverage ratio set at 1.30 to 1.00, and (c) limitations on expansion capital expenditures. As of June 30, 2013, our lease adjusted leverage ratio and fixed charge coverage ratio were 3.24 and 5.56, respectively.

Borrowings under our credit facilities bear interest at the “London Interbank Offered Rate” (“LIBOR”) plus a margin, or an alternate base rate as defined under the agreement, plus a margin. Initially, all LIBOR rate loans have an applicable interest rate margin of 1.75%, and all alternate base rate loans have an applicable interest rate margin of 0.75%. Future interest rate margins will increase or decrease based on our leverage ratio as prescribed under the credit agreement governing the credit facilities. The revolving credit facility provides for customary fees, including commitment fees and other fees.
Outstanding borrowings under our term loan facility are LIBOR loans bearing interest at 1.95% (LIBOR plus 1.75%) as of June 30, 2013.
We are required to make principal payments on the term loan in accordance with an amortization schedule as follows (in millions):

Years Ending December 31,	Total Principal to be Repaid
2013 (remainder)	$12
2014	34
2015	47
2016	69
2017	75
2018	263
Total	$500

The aggregate fair value and carrying amount of the notes and term loan at June 30, 2013 was $1.04 billion and $1.05 billion, respectively. The fair value of our debt is determined primarily using the market approach based on quoted prices provided by third-party brokers and vendor pricing services, but are not exchange-traded. These quoted prices are considered Level 2 inputs under the fair value hierarchy established by ASC 820, Fair Value Measurements and Disclosures.

Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions disclosure
RELATED-PARTY TRANSACTIONS
Purchased Motor Fuel
Motor fuel purchased by us from Valero is recorded as a component of cost of sales based on price formulas that vary from terminal to terminal. The actual prices we pay typically change daily, based on market fluctuations of wholesale motor fuel in the geographic locations where we purchase our motor fuel for resale.
Under the U.S. Fuel Supply Agreements and the Petroleum Product Supply Agreement in Canada, we purchase a substantial portion of our motor fuel from Valero at “per-terminal,” market-based prices. The pricing formulas under our supply agreements changed effective January 1, 2013 and our cost of sales increased as a result of differences in price formulas from those historically charged prior to the separation and distribution. These differences in price formulas increased our cost of sales $2 million and $3 million in Retail–U.S. and Retail–Canada, respectively, during the three months ended June 30, 2013 and $4 million and $6 million in Retail–U.S. and Retail–Canada, respectively, during the six months ended June 30, 2013. In addition, the U.S. Fuel Supply Agreements and the Petroleum Product Supply Agreement in Canada differ from our arrangements prior to the separation and distribution by providing for payment terms of “net 10” days after taking title to the motor fuel versus “on delivered” payment. These new payment terms became effective at the time of the separation and distribution. Due to the change in payment terms, our cash increased by $342 million during the six months ended June 30, 2013.
Medical insurance, life insurance, and employee benefit plan expenses
Valero allocated these costs to us based on Valero’s determination of actual costs attributable to our employees, which we recorded as components of operating expenses and general and administrative expenses for all periods presented. In connection with the separation and distribution, we entered into an Employee Matters Agreement between us and Valero. The Employee Matters Agreement governs Valero’s and our compensation and employee benefit obligations with respect to the current and former employees of each company, and generally allocates liabilities and responsibilities relating to employee compensation and benefit plans and programs. In connection with the separation and distribution, we recognized a $15 million receivable from Valero in connection with Valero’s agreement to indemnify us for self-insurance obligations that we incurred up to and including the distribution date.
Certain corporate functions
As discussed in Note 1, certain corporate functions performed by Valero on our behalf were charged to us based primarily on specific identification of time and/or activities associated with CST, employee headcount or capital expenditures. We recorded these corporate allocations as a component of general and administrative expenses in the combined and consolidated statements of income.
Transition services agreements
In connection with the separation and distribution, we entered into two Transition Services Agreements: one between CST Brands, Inc. and Valero and one between our Canadian subsidiary and Valero. The Transition Services Agreements set forth the terms on which Valero provides to us, and we provide to Valero, on a temporary basis, certain services or functions that the companies historically have shared. Transition services include administrative, payroll, human resources, data processing, environmental health and safety, financial audit support, financial transaction support, legal support services, IT and network infrastructure systems and various other support and corporate services. The Transition Services Agreements provide for the provision of specified transition services generally for a period of up to eighteen months, on a cost or a cost-plus basis. We record the fee Valero charges us for these services as a component of general and administrative expenses.
We believe that the operating expenses and general and administrative expenses allocated to us and included in the accompanying combined statements of income were a reasonable approximation of the costs related to CST’s operations. However, such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the requisite conditions of competitive, free-market dealings may not exist. For purposes of these financial statements, payables and receivables related to transactions between us and Valero, prior to the separation and distribution, are included as a component of the net parent investment. Subsequent to the separation and distribution, payables and receivables between us and Valero are shown as “Accounts Payable to Valero” on our consolidated balance sheet.
The following table reflects significant transactions with Valero (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of sales	$2,632	$2,688	$5,288	$5,390
Operating expenses	4	11	14	21
General and administrative expenses	5	9	12	17

We did not have any significant transactions with any other related parties.
Net Parent Company Investment
The following is a reconciliation of amounts presented as “Net transfers to Valero” on the consolidated and combined statement of stockholders’ equity and “Net transfers to Valero” on the consolidated and combined statement of cash flows for the six months ended June 30, 2013 (in millions):

Net transfers to Valero per the consolidated and combined statement of stockholders’ equity	$(731)
Non-cash adjustments:
Net transfers of assets and liabilities with Valero	353
Net transfers to Valero per the consolidated and combined statements of cash flows	$(378)

RELATED-PARTY TRANSACTIONS
Related-party transactions include the purchase of motor fuel from Valero, fees charged by Valero for processing credit card transactions on our behalf, the allocation of medical and life insurance costs, stock-based compensation allocations, employee benefit plan allocations and certain corporate functions performed by Valero. Motor fuel purchased by us from Valero is recorded as a component of cost of sales based on transfer price formulas that vary from terminal to terminal. The actual prices we pay typically change daily, based on market fluctuations. Valero charged us a percentage of credit card sales or, for certain transactions, a percentage as well as a fixed amount per credit card transaction, which we recorded as a component of cost of sales. Medical insurance, life insurance, stock-based compensation and employee benefit plan expenses were allocated to us based on Valero’s determination of actual costs attributable to our employees and are recorded as components of operating expenses and general and administrative expenses. As discussed in Note 1, certain corporate functions performed by Valero on our behalf were charged to us based primarily on specific identification of time and/or activities associated with CST, employee headcount or capital expenditures. We recorded these corporate allocations as a component of general and administrative expenses and believe that the amount allocated to us is a reasonable approximation of the costs related to CST. However, such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the requisite conditions of competitive, free-market dealings may not exist. For purposes of these financial statements, payables and receivables related to transactions between us and Valero are included as a component of the net parent investment.
The following table reflects significant transactions with related parties (in millions):

	Year Ended December 31,
	2012	2011	2010
Cost of sales	$10,810	$10,533	$8,170
Operating expenses (a)	43	36	35
General and administrative expenses (a)	36	36	33

(a)	Includes stock-based compensation and employee benefit plan expense allocations that are more fully described in Notes 10 and 11, respectively.
Net Parent Investment
The following is a reconciliation of the amounts presented as “Net transfers to Parent” on our statements of changes in net investment and the amounts presented as “Net transfers to Parent” on our statements of cash flows.

	Year Ended December 31,
	2012	2011	2010
Net transfers to Parent per statements of changes in net investment	$(222)	$(151)	$(221)
Non-cash transactions:
Transfers of assets to Parent	3	1	1
Net transfers of cash to Parent per statements of cash flows	$(219)	$(150)	$(220)

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure
SEGMENT INFORMATION
We have two reportable segments: Retail–U.S. and Retail–Canada. The Retail–U.S. segment includes convenience stores located in the United States. The Retail–Canada segment includes convenience stores, filling stations, cardlock locations and heating oil operations located in Canada. Operating revenues from our heating oil business were less than 5% of our consolidated operating revenues for the three and six months ended June 30, 2013 and have been included within the Retail–Canada segment information.
The reportable segments are strategic business units that experience different operating income margins due to geographic supply and demand attributes and specific country and local regulatory environments. Performance is evaluated based on operating income. There are no intersegment revenues. No single customer accounted for more than 10% of our consolidated and combined operating revenues.
The following table reflects activity related to our reportable segments (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Operating revenues
Retail–U.S.	$2,007	$2,044	$3,935	$3,948
Retail–Canada	1,204	1,301	2,464	2,609
Total	$3,211	$3,345	$6,399	$6,557
Depreciation, amortization and accretion expense
Retail–U.S.	$21	$20	$42	$38
Retail–Canada	9	9	18	18
Total	$30	$29	$60	$56
Operating income (loss)
Retail–U.S.	$68	$132	$86	$139
Retail–Canada	33	46	59	73
General and administrative expense	(20)	(14)	(35)	(29)
Total	$81	$164	$110	$183
Income before income taxes
Operating income	$81	$164	$110	$183
Other income, net	1	—	2	—
Interest expense	(7)	—	(7)	—
Income before income tax expense	$75	$164	$105	$183
Capital expenditures
Retail–U.S.	$40	$20	$78	$35
Retail–Canada	10	9	12	11
Total	$50	$29	$90	$46

Operating revenues for our principal products were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Motor fuel sales	$2,701	$2,815	$5,342	$5,477
Merchandise sales	399	385	751	731
Other	111	145	306	349
Total operating revenues	$3,211	$3,345	$6,399	$6,557
Other operating revenues are derived from our heating oil business as well as revenues from car wash and commissions from lottery, money orders, air/water/vacuum services, video and game rentals and access to ATMs.
Long-lived assets include property and equipment, goodwill and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
U.S.	$971	$938
Canada	356	379
Total long-lived assets	$1,327	$1,317

Total assets by reportable segment were as follows (in millions):

	June 30,	December 31,
	2013	2012
Retail–U.S.	$1,463	$1,153
Retail–Canada	779	555
Corporate	65	1
Total assets	$2,307	$1,709

SEGMENT INFORMATION
We have two reportable segments: Retail–U.S. and Retail–Canada. The Retail–U.S. segment includes convenience stores located in the U.S. The Retail–Canada segment includes convenience stores, filling stations, cardlocks and heating oil operations. Our heating oil operations are not significant and have been included within the Retail–Canada segment information. General and administrative expenses that are not included in either of the two reportable segments are included in the corporate category.
The reportable segments are strategic business units that experience different operating income margins due to geographic supply and demand and country and local regulatory environments. They are managed separately as each business requires unique marketing strategies that address country-specific operating requirements. Performance is evaluated based on operating income. There are no intersegment revenues.
The following table reflects activity related to segment operating income (in millions):

	Retail– U.S.	Retail– Canada	Corporate	Total
Year ended December 31, 2012:
Operating revenues from external customers	$7,907	$5,228	$—	$13,135
Depreciation, amortization and accretion expense	78	37	—	115
Operating income (loss)	246	130	(61)	315
Total expenditures for long-lived assets	181	42	—	223

Year ended December 31, 2011:
Operating revenues from external customers	7,557	5,306	—	12,863
Depreciation, amortization and accretion expense	76	37	—	113
Operating income (loss)	202	174	(59)	317
Total expenditures for long-lived assets	91	39	—	130

Year ended December 31, 2010:
Operating revenues from external customers	6,183	4,188	—	10,371
Depreciation, amortization and accretion expense	71	34	—	105
Operating income (loss)	197	149	(57)	289
Total expenditures for long-lived assets	68	37	—	105

Operating revenues from external customers for our principal products were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Motor fuel sales (gasoline and diesel)	$11,047	$10,758	$8,443
Merchandise sales	1,496	1,484	1,445
Other	592	621	483
Total operating revenues	$13,135	$12,863	$10,371

Operating revenues by geographic area are shown in the table below (in millions). The geographic area is based on location of customer, and no single customer accounted for more than 10% of our combined operating revenues.

	Year Ended December 31,
	2012	2011	2010
U.S.	$7,907	$7,557	$6,183
Canada	5,228	5,306	4,188
Total operating revenues	$13,135	$12,863	$10,371
Long-lived assets include property and equipment and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	December 31,
	2012	2011
U.S.	$938	$836
Canada	379	364
Total long-lived assets	$1,317	$1,200

Total assets by reportable segment were as follows (in millions):

	December 31,
	2012	2011
Retail–U.S.	$1,153	$1,132
Retail–Canada	555	558
Corporate	1	1
Total assets	$1,709	$1,691
Total assets by reportable segment were as follows (in millions):

	December 31,
	2012	2011
Retail–U.S.	$1,153	$1,132
Retail–Canada	555	558
Corporate	1	1
Total assets	$1,709	$1,691

Supplemental Cash Flows Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Disclosure
SUPPLEMENTAL CASH FLOW INFORMATION
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in millions):

	Six Months Ended June 30,
	2013	2012
Increase (decrease) in current assets:
Receivables, net	$(69)	$7
Inventories	3	14
Prepaid expenses and other	(6)	—
Increase (decrease) in current liabilities:
Accounts payable	1	(1)
Accounts payable to Valero	342	—
Accrued expenses	4	(5)
Taxes other than income taxes	(67)	7
Income taxes payable	9	—
Changes in current assets and current liabilities	$217	$22

The above changes in current assets and current liabilities differ from changes between amounts reflected in the applicable balance sheets for the respective periods for the following reasons:

•	amounts accrued for capital expenditures are reflected in investing activities when such amounts are paid; and

•
certain differences between balance sheet changes and the changes reflected above result from translating foreign currency denominated amounts at the applicable exchange rates as of each balance sheet date.

We made interest payments of $1 million for the six months ended June 30, 2013. We issued the$550 million notes to Valero in connection with the separation and distribution and Valero transferred the notes to a third-party lender to satisfy certain of Valero’s then-outstanding debt obligations. As a result, we did not receive cash proceeds related to the $550 million notes.
We issued 75,397,241 shares of our common stock to Valero and Valero’s stockholders in connection with the separation and distribution. As a result, we did not receive cash proceeds from the issuance of our common stock.
There were no significant interest payments, noncash investing or financing activities for the six months ended June 30, 2012.
As consolidated subsidiaries of Valero, our financial results were included in the U.S. and Canada consolidated tax returns of Valero. As such, with the exception of certain states, we did not make cash tax payments directly to taxing jurisdictions; rather, our share of Valero’s tax payments were reflected as changes in “Net parent investment.” Direct cash payments for certain state income taxes were less than $1 million during the six months ended June 30, 2013 and 2012.

SUPPLEMENTAL CASH FLOW INFORMATION
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Decrease (increase) in current assets:
Receivables, net	$41	$(30)	$(11)
Inventories	(5)	(5)	(3)
Prepaid expenses and other	2	(4)	—
Increase (decrease) in current liabilities:
Accounts payable	4	(2)	7
Accrued expenses	(3)	(4)	(1)
Taxes other than income taxes	3	5	20
Changes in current assets and current liabilities	$42	$(40)	$12

The above changes in current assets and current liabilities differ from changes between amounts reflected in the applicable balance sheets for the respective periods for the following reasons:

•	the amounts shown above exclude changes in cash, deferred income taxes and current portion of capital lease obligations;

•	amounts accrued for capital expenditures are reflected in investing activities when such amounts are paid; and

•
certain differences between balance sheet changes and the changes reflected above result from translating foreign currency denominated amounts at the applicable exchange rates as of each balance sheet date.

There were no significant noncash investing and financing activities for the years ended December 31, 2012, 2011 and 2010.
Cash flows related to interest and income taxes were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Interest paid	$1	$1	$1
Income taxes paid, net	106	91	91

Our financial results are included in the U.S. and Canada consolidated tax returns of Valero prior to the separation and distribution. As such, with the exception of certain states, we did not make cash tax payments directly to taxing jurisdictions; rather, our share of Valero’s tax payments are reflected as changes in “Net parent investment.” Direct cash payments for certain state income taxes were approximately $1 million for the year ended December 31, 2012 and less than $1 million in each of the years ended December 31, 2011 and 2010. As a result, the amounts reflected as “income taxes paid, net” represent the current portion of income tax expense for the respective year.

Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets consisted of the following (in millions):

	Gross Carrying Amount		Accumulated Amortization
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012
Goodwill	$18	$—
Intangible assets:
Customer lists and other	120	127	$(85)	$(86)
Total	$138	$127	$(85)	$(86)

The Customer lists and other relate primarily to our Retail–Canada segment. Therefore, the historical gross carrying amounts are translated at each balance sheet date, resulting in changes to historical amounts presented.
Goodwill is not amortized, but instead is tested for impairment at the reporting unit level at least annually, and tested for impairment more frequently if events and circumstances indicate that the goodwill might be impaired. The annual impairment test of goodwill is performed as of the first day of the fourth quarter of our fiscal year.
In performing our annual impairment analysis, ASC 350–20, Intangibles–Goodwill and Other, allows us to use qualitative factors to determine whether it is more likely than not (likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount, including goodwill.
If, after assessing the totality of events or circumstances, we determine that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, no further testing is necessary. However, if we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the first step of the two-step goodwill impairment test.
In the first step of the goodwill impairment test, the reporting unit’s carrying amount (including goodwill) and its fair value are compared. If the estimated fair value of a reporting unit is less than the carrying value, a second step is performed to compute the amount of the impairment by determining an “implied fair value” of goodwill. The determination of our “implied fair value” requires us to allocate the estimated fair value of the reporting unit to the assets and liabilities of the reporting unit. Any unallocated fair value represents the “implied fair value” of goodwill, which is compared to the corresponding carrying value. If the “implied fair value” is less than the carrying value, an impairment charge would be recorded.

INTANGIBLE ASSETS
Intangible assets, net consisted of the following (in millions):

	Gross Carrying Amount		Accumulated Amortization
	December 31,		December 31,
	2012	2011	2012	2011
Customer list	$124	$120	$(85)	$(74)
Other	3	2	(1)	(1)
Total	$127	$122	$(86)	$(75)

All of our intangible assets are subject to amortization and are amortized on a straight-line basis primarily over five to 15 years. Amortization expense for intangible assets was $8 million, $8 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively. The estimated aggregate amortization expense for the years ending December 31, 2013 through December 31, 2016 is $8 million per year and $1 million for the year ending December 31, 2017.

Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure
EQUITY
Share Activity
As of June 30, 2013, a total of 250 million shares of common stock, $0.01 par value, were authorized, of which 75,397,241 were issued and outstanding.
Stock-based compensation
Prior to the separation and distribution, Valero allocated stock-based compensation costs to us based on Valero’s determination of actual costs attributable to our employees. No stock-based awards of CST were issued in exchange for either vested or non-vested Valero stock-based awards held by our employees prior to the distribution. Valero accelerated the vesting of all of its non-vested restricted stock awards held by CST employees, including its named executive officers, in connection with the separation and distribution. As a result, we were charged for the remaining unrecognized stock-based compensation related to those awards at that time, which was $1 million.
Performance shares held by CST employees were forfeited pursuant to the provisions in the performance share agreements between Valero and the affected employees. With respect to stock options to purchase Valero stock held by CST employees, Valero has adjusted the exercise prices and the number of shares subject thereto to reflect the impact of the distribution, as more particularly set forth in the Employee Matters Agreement.
In anticipation of the distribution, Valero, as sole stockholder of CST, and the CST Board of Directors approved the 2013 CST Brands, Inc. Omnibus Stock Incentive Plan (the “Plan”). The Plan permits us to grant stock options, stock appreciation rights, restricted stock, restricted stock shares, other stock-based awards and cash awards to CST officers, directors and certain other employees. Under the Plan, stock-based grants can be made up to a maximum of 8 million shares of our common stock. We granted the following stock-based awards in the second quarter of 2013 under the Plan:

	Actual Number of Awards	Weighted-Average Grant-Date Fair Value
Stock options	228,885	$11.78
Restricted stock	199,283	$29.68

As of June 30, 2013, there were approximately 7.6 million shares available for grant under the Plan.
Compensation expense for stock-based awards is based on the fair values of the awards on the date of grant and is recognized on a straight-line basis over the vesting period of each vesting tranche. We record stock-based compensation as components of operating expenses and administrative expenses in the consolidated and combined statements of income. We recognized $2 million of stock-based compensation during the three and six months ended June 30, 2013, including the $1 million allocated to us by Valero.
Stock Options
Stock options granted under the Plan become exercisable in equal increments on the first, second and third anniversaries of their date of grant, and expire on the tenth anniversary of their date of grant. Exercise prices of these stock options are equal to the market value of the common stock on the date of grant. Market value is defined by the Plan as the mean of the highest and lowest prices per share of our stock on the New York Stock Exchange on the date of grant. The weighted-average exercise price of stock options granted under the Plan was $29.77.
The fair value of each option was estimated on the date of grant using the Black-Scholes option-pricing model based on the exercise price and market value on the date of grant, and assumptions, including term, stock price volatility, risk-free interest rate and dividend yield. Expected term was estimated using the simplified method, which takes into account vesting and contractual term. The simplified method is being used to calculate expected term due to the lack of prior grant history and relatively small number of recent expected life assumptions available from our peers. Expected stock price volatility was based on the weighted average of our peer group’s median implied volatility, our own mean reversion volatility, and the median of our peer group’s most recent volatilities over the expected term. The risk-free interest rate was based on the rate of a zero-coupon U.S. Treasury instrument with a remaining term approximately equal to the expected term. The risk free rate was calculated by interpolating between the published 5-year and 7-year U.S. Treasury spot rates. The expected dividend yield was based on the market value of the common stock on the date of grant (as defined by the Plan) and assumed future annual dividends over the expected term.
As of June 30, 2013, there was $2 million of total unrecognized compensation cost related to unvested stock options.  This cost is expected to be recognized over a weighted-average period of approximately 1.9 years.
Restricted Stock
Restricted stock granted under the Plan vest under one of the following schedules:

•	in full on the first anniversary of their date of grant;

•	in full on the third anniversary of their date of grant; or

•	in three equal increments on the first, second and third anniversaries of their date of grant.
The fair value of each share of restricted stock is estimated on the date of grant as the mean of the highest and lowest prices per share of our stock price on the New York Stock Exchange on the date of grant. As of June 30, 2013, there was $5 million of total unrecognized compensation cost related to restricted stock. This cost is expected to be recognized over a weighted-average period of approximately 2.2 years.
Comprehensive Income
Comprehensive income for a period encompasses net income and all other changes in equity other than from transactions with our stockholders. Foreign currency translation adjustments are the only component of our accumulated other comprehensive income. Our other comprehensive loss before reclassifications results from foreign currencies (the Canadian dollar) that devalued from the U.S. dollar. Changes in foreign currency translation adjustment were as follows for the three and six months ended June 30, 2013 (in millions):

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2013	2013
Balance at the beginning of the period	$155	$165
Other comprehensive loss before reclassifications	(20)	(30)
Amounts reclassified from other comprehensive income	—	—
Net other comprehensive loss	(20)	(30)
Balance at the end of the period	$135	$135

Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE MEASUREMENTS
General
U.S. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP requires the disclosure of the fair values of all financial instruments, regardless of whether they are recognized at their fair values or carrying amounts in our balance sheets.
U.S. GAAP provides a framework for measuring fair value and establishes a three-level fair value hierarchy that prioritizes inputs to valuation techniques based on the degree to which objective prices in external active markets are available to measure fair value. Following is a description of each of the levels of the fair value hierarchy.

•	Level 1–Observable inputs, such as unadjusted quoted prices in active markets for identical assets or liabilities.

•
Level 2–Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•
Level 3–Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. Unobservable inputs reflect our own assumptions about what market participants would use to price the asset or liability. The inputs are developed based on the best information available in the circumstances, which might include occasional market quotes or sales of similar instruments or our own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant judgment.

During the six months ended June 30, 2013, there were no transfers between the fair value hierarchy levels.
We do not have any financial instruments measured at fair value on our balance sheets for any of the years presented. Because of their maturities and/or variable interest rates, certain financial instruments have fair values approximating their carrying values. These instruments include cash and cash equivalents, accounts receivable and trade payables. The fair value disclosure related to our debt is located in Note 7.
Nonfinancial assets, such as property, plant and equipment, and nonfinancial liabilities are recognized at their carrying amounts in our balance sheets. U.S. GAAP does not permit nonfinancial assets and liabilities to be remeasured at their fair values. However, U.S. GAAP requires the remeasurement of such assets and liabilities to their fair values upon the occurrence of certain events, such as the impairment of property, plant and equipment or goodwill. In addition, if such an event occurs, U.S. GAAP requires the disclosure of the fair value of the asset or liability along with other information, including the gain or loss recognized in income in the period the remeasurement occurred.
The fair value disclosure related to our 2012 acquisition of Crackerbox is located in Note 2.

FAIR VALUE MEASUREMENTS
General
GAAP requires that certain financial instruments, such as derivative instruments, be recognized at their fair values in our balance sheets. However, other financial instruments, such as debt obligations, are not required to be recognized at their fair values, but GAAP provides an option to elect fair value accounting for these instruments. GAAP requires the disclosure of the fair values of all financial instruments, regardless of whether they are recognized at their fair values or carrying amounts in our balance sheets. For financial instruments recognized at fair value, GAAP requires the disclosure of their fair values by type of instrument, along with other information, including changes in the fair values of certain financial instruments recognized in income or other comprehensive income. We had no financial instruments, however, that were required to be recognized at their fair values in our balance sheets as of December 31, 2012 or 2011. For financial instruments not recognized at fair value, the disclosure of their fair values is provided below under “Other Financial Instruments.”
Nonfinancial assets, such as property and equipment, and nonfinancial liabilities are recognized at their carrying amounts in our balance sheets. GAAP does not permit nonfinancial assets and liabilities to be remeasured at their fair values. However, GAAP requires the remeasurement of such assets and liabilities to their fair values upon the occurrence of certain events, such as the impairment of property and equipment. In addition, if such an event occurs, GAAP requires the disclosure of the fair value of the asset or liability along with other information, including the gain or loss recognized in income in the period the remeasurement occurred. This information is provided below under “Nonrecurring Fair Value Measurements.”
GAAP provides a framework for measuring fair value and establishes a three-level fair value hierarchy that prioritizes inputs to valuation techniques based on the degree to which objective prices in external active markets are available to measure fair value. Following is a description of each of the levels of the fair value hierarchy.

•	Level 1 - Observable inputs, such as unadjusted quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•
Level 3 - Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. Unobservable inputs reflect our own assumptions about what market participants would use to price the asset or liability. The inputs are developed based on the best information available in the circumstances, which might include occasional market quotes or sales of similar instruments or our own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant judgment.

The financial instruments and nonfinancial assets and liabilities included in our disclosure of fair value measurements are categorized according to the fair value hierarchy based on the inputs used to measure their fair values.
Nonrecurring Fair Value Measurements
As discussed in Note 3, we concluded that certain of our retail sites were impaired as of December 31, 2011 and 2010. To estimate fair value of the convenience stores, we used an income approach reflecting internally developed discounted cash flows that included, among other things, our expectations of future cash flows based on sales volume, gross margins and operating expenses.
The table below presents the fair value (in millions) of our nonfinancial assets measured on a nonrecurring basis during the years ended December 31, 2011 and 2010, and categorized according to the fair value hierarchy of the inputs utilized by us to determine the fair values as of December 31, 2011 and 2010.

	Fair Value Measurements Using
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of December 31	Total Loss Recognized During the Year Ended December 31
2011:
Property and equipment	$—	$—	$1	$1	$3
2010:
Property and equipment	—	—	2	2	5

There were no liabilities that were measured at fair value on a nonrecurring basis during the years ended December 31, 2012, 2011 and 2010.
Other Financial Instruments
Cash is a financial instrument that we recognize in our balance sheets at its carrying amount. The fair value of this financial instrument approximates its carrying amount due to the low level of credit risk (Level 1).

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Information
QUARTERLY FINANCIAL DATA (Unaudited)
The following table summarizes quarterly financial data for the years ended December 31, 2012 and 2011 (in millions).

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues	$3,212	$3,345	$3,382	$3,196
Operating income	19	164	35	97
Net income	15	108	23	64

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues	$2,962	$3,430	$3,353	$3,118
Operating income	43	120	84	70
Net income	31	80	55	48

Guarantor Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Condensed Financial Statements
GUARANTOR SUBSIDIARIES
CST Brands, Inc.’s (the “Parent Company”) wholly-owned, domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guarantee on a joint and several basis certain of the outstanding indebtedness of CST Brands, Inc. The following consolidating and combining schedules present financial information on a consolidated and combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(f):

COMBINING BALANCE SHEETS
(Unaudited, Millions of Dollars)

	June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash	$—	$266	$148	$—	$414
Receivables, net	—	98	99	—	197
Inventories	—	119	44	—	163
Deferred income taxes	—	1	8	—	9
Prepaid expenses and other	—	7	7	—	14
Total current assets	—	491	306	—	797
Property and equipment, at cost	—	1,414	478	—	1,892
Accumulated depreciation	—	(463)	(155)	—	(618)
Property and equipment, net	—	951	323	—	1,274
Goodwill and intangible assets, net	—	20	33	—	53
Investment in subsidiaries	1,610	—	—	(1,610)	—
Deferred income taxes	—	—	112	—	112
Other assets, net	32	33	6	—	71
Total assets	$1,642	$1,495	$780	$(1,610)	$2,307
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of debt and capital lease obligations	$28	$1	$—	$—	$29
Accounts payable	—	48	35	—	83
Accounts payable to Valero	(1)	205	138	—	342
Accrued expenses	7	21	16	—	44
Taxes other than income taxes	—	20	3	—	23
Income taxes payable	—	5	4	—	9
Total current liabilities	34	300	196	—	530
Debt and capital lease obligations, less current portion	1,022	3	—	—	1,025
Deferred income taxes	—	89	—	—	89
Intercompany payables (receivables)	20	(20)	—	—	—
Other long-term liabilities	15	68	29	—	112
Commitments and contingencies
Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital (APIC)	395	1,038	544	(1,582)	395
Retained earnings	20	17	11	(28)	20
Accumulated other comprehensive income (AOCI)	135	—	—	—	135
Total stockholders’ equity	551	1,055	555	(1,610)	551
Total liabilities and stockholders’ equity	$1,642	$1,495	$780	$(1,610)	$2,307
COMBINING BALANCE SHEETS (CONTINUED)
(Millions of Dollars)

	December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
ASSETS
Current assets:
Cash	$—	$44	$17	$—	$61
Receivables, net	—	41	93	—	134
Inventories	—	121	47	—	168
Deferred income taxes	—	4	9	—	13
Prepaid expenses and other	—	3	5	—	8
Total current assets	—	213	171	—	384
Property and equipment, at cost	—	1,371	492	—	1,863
Accumulated depreciation	—	(435)	(152)	—	(587)
Property and equipment, net	—	936	340	—	1,276
Intangible assets, net	—	2	39	—	41
Other assets, net	—	3	5	—	8
Total assets	$—	$1,154	$555	$—	$1,709
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$—	$1	$—	$—	$1
Accounts payable	—	52	43	—	95
Accrued expenses	—	22	18	—	40
Taxes other than income taxes	—	22	70	—	92
Income taxes payable	—	—	—	—	—
Total current liabilities	—	97	131	—	228
Capital lease obligations, less current portion	—	4	—	—	4
Deferred income taxes	—	110	13	—	123
Other long-term liabilities	—	77	30	—	107
Commitments and contingencies
Net investment:
Net parent investment	—	866	216	—	1,082
Accumulated other comprehensive income (AOCI)	—	—	165	—	165
Total net investment	—	866	381	—	1,247
Total liabilities and net investment	$—	$1,154	$555	$—	$1,709

COMBINING STATEMENTS OF INCOME
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating revenues	$—	$3,935	$2,464	$—	$6,399
Costs and expenses:
Cost of sales	—	3,608	2,266	—	5,874
Operating expenses	—	200	120	—	320
General and administrative expenses	1	26	8	—	35
Depreciation, amortization and accretion expense	—	42	18	—	60
Total costs and expenses	1	3,876	2,412	—	6,289
Operating income	(1)	59	52	—	110
Other income, net	—	—	2	—	2
Interest expense	(7)	—	—	—	(7)
Equity in earnings of subsidiaries	28	—	—	(28)	—
Income before income tax expense	20	59	54	(28)	105
Income tax expense	—	25	16	—	41
Net income	$20	$34	$38	$(28)	$64

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$3,948	$2,609	$6,557
Costs and expenses:
Cost of sales	3,577	2,396	5,973
Operating expenses	194	122	316
General and administrative expenses	21	8	29
Depreciation, amortization and accretion expense	38	18	56
Total costs and expenses	3,830	2,544	6,374
Operating income	118	65	183
Other income, net	—	—	—
Interest expense	—	—	—
Income before income tax expense	118	65	183
Income tax expense	43	18	61
Net income	$75	$47	$122

COMBINING STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income	$20	$34	$38	$(28)	$64
Other comprehensive income (loss):
Foreign currency translation adjustment	(30)	—	—	—	(30)
Other comprehensive income (loss) before income taxes	(30)	—	—	—	(30)
Income taxes related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income (loss)	(30)	—	—	—	(30)
Comprehensive income	$(10)	$34	$38	$(28)	$34

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$75	$47	$122
Other comprehensive income (loss):
Foreign currency translation adjustment	—	1	1
Other comprehensive income (loss) before income taxes	—	1	1
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	1	1
Comprehensive income	$75	$48	$123

COMBINING STATEMENTS OF CASH FLOWS
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Cash flows from operating activities:
Net income	$20	$34	$38	$(28)	$64
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock-based compensation expense	—	2	—	—	$2
Depreciation, amortization and accretion expense	—	42	18	—	60
Deferred income tax expense	—	5	3	—	8
Changes in current assets and current liabilities	6	149	62	—	217
Equity in earnings of subsidiaries	(28)	—	—	28	—
Other operating activities, net	—	—	—	—	—
Net cash provided by (used in) operating activities	(2)	232	121	—	351
Cash flows from investing activities:
Capital expenditures	—	(78)	(12)	—	(90)
Acquisition	—	—	(4)	—	(4)
Proceeds from dispositions of property and equipment	—	—	—	—	—
Other investing activities, net	—	(1)	(1)	—	(2)
Net cash used in investing activities	—	(79)	(17)	—	(96)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	500	—	—	—	500
Debt issuance and credit facility origination costs	(18)	—	—	—	(18)
Intercompany funding	20	(20)	—	—	—
Payments of capital lease obligations	—	(1)	—	—	(1)
Net transfers to Valero	(500)	90	32	—	(378)
Net cash provided by financing activities	2	69	32	—	103
Effect of foreign exchange rate changes on cash	—	—	(5)	—	(5)
Net increase in cash	—	222	131	—	353
Cash at beginning of year	—	44	17	—	61
Cash at end of period	$—	$266	$148	$—	$414
COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Combined
Cash flows from operating activities:
Net income	$75	$47		$122
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	1	—		$1
Depreciation, amortization and accretion expense	38	18		56
Deferred income tax expense (benefit)	(5)	1	—	(4)
Changes in current assets and current liabilities	(3)	25		22
Other operating activities, net	3	—		3
Net cash provided by operating activities	109	91		200
Cash flows from investing activities:
Capital expenditures	(35)	(11)		(46)
Acquisitions	(61)	—		(61)
Proceeds from dispositions of property and equipment	1	1		2
Other investing activities, net	—	—		—
Net cash used in investing activities	(95)	(10)		(105)
Cash flows from financing activities:
Payments of capital lease obligations	—	—		—
Net transfers to Parent	(89)	(83)		(172)
Net cash used in financing activities	(89)	(83)		(172)
Effect of foreign exchange rate changes on cash	—	(1)		(1)
Net decrease in cash	(75)	(3)		(78)
Cash at beginning of year	116	16		132
Cash at end of period	$41	$13		$54

COMBINING STATEMENT OF CHANGES IN EQUITY
(Unaudited, Millions of Dollars)

	Common Stock					APIC
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net income	—	—	—	—	—	—	—	—	—	—
Net transfers to Valero	—	—	—	—	—	—	—	—	—	—
Issuance of stock at the separation and distribution	1	—	—	—	1	(1)		—	—	(1)
Reclassification of net parent investment to APIC	—	—	—	—	—	395	1,038	544	(1,582)	395
Stock-based compensation expense	—	—	—	—	—	1		—	—	1
Other comprehensive loss	—	—	—	—	—	—	—	—	—	—
Balance as of June 30, 2013	$1	$—	$—	$—	$1	$395	$1,038	$544	$(1,582)	$395

	Net Parent Investment					Retained Earnings
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$866	$216	$—	$1,082	$—	$—	$—	$—	$—
Net income	—	17	27	—	44	20	17	11	(28)	20
Net transfers to Valero	395	155	301	(1,582)	(731)	—	—	—	—	—
Issuance of stock at the separation and distribution	—	—	—	—	—	—	—	—	—	—
Reclassification of net parent investment to APIC	(395)	(1,038)	(544)	1,582	(395)	—	—	—	—	—
Stock-based compensation expense	—	—	—	—	—					—
Other comprehensive loss	—	—	—	—	—		—	—		—
Balance as of June 30, 2013	$—	$—	$—	$—	$—	$20	$17	$11	$(28)	$20

	AOCI					Total
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$—	$165	$—	$165	$—	$866	$381	$—	$1,247
Net income	—	—	—	—	—	$20	$34	$38	$(28)	$64
Net transfers to Valero	—	—	—	—	—	$395	$155	$301	$(1,582)	$(731)
Issuance of stock at the separation and distribution	—	—	—	—	—	$—	$—	$—	$—	$—
Reclassification of net parent investment to APIC	165	—	(165)	—	—	$165	$—	$(165)	$—	$—
Stock-based compensation expense	—	—	—	—	—	$1	$—	$—	$—	$1
Other comprehensive loss	(30)	—	—	—	(30)	$(30)	$—	$—	$—	$(30)
Balance as of June 30, 2013	$135	$—	$—	$—	$135	$551	$1,055	$555	$(1,610)	$551

GUARANTOR SUBSIDIARIES
In connection with the separation and distribution, CST Brands, Inc. (the “Parent Company”) issued $550 million aggregate principal amount of senior unsecured bonds which are fully and unconditionally guaranteed, on a joint and several basis, by its wholly-owned, domestic subsidiaries (the “Guarantor Subsidiaries”). The following combining schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(f):
COMBINING BALANCE SHEETS
(Millions of Dollars)

	December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
ASSETS
Current assets:
Cash	$—	$44	$17	$—	$61
Receivables, net	—	41	93	—	134
Inventories	—	121	47	—	168
Deferred income taxes	—	4	9	—	13
Prepaid expenses and other	—	3	5	—	8
Total current assets	—	213	171	—	384
Property and equipment, at cost	—	1,371	492	—	1,863
Accumulated depreciation	—	(435)	(152)	—	(587)
Property and equipment, net	—	936	340	—	1,276
Intangible assets, net	—	2	39	—	41
Other assets, net	—	3	5	—	8
Total assets	$—	$1,154	$555	$—	$1,709
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$—	$1	$—	$—	$1
Accounts payable	—	52	43	—	95
Accrued expenses	—	22	18	—	40
Taxes other than income taxes	—	22	70	—	92
Total current liabilities	—	97	131	—	228
Capital lease obligations, less current portion	—	4	—	—	4
Deferred income taxes	—	110	13	—	123
Other long-term liabilities	—	77	30	—	107
Commitments and contingencies
Net investment:
Net parent investment	—	866	216	—	1,082
Accumulated other comprehensive income (AOCI)	—	—	165	—	165
Total net investment	—	866	381	—	1,247
Total liabilities and net investment	$—	$1,154	$555	$—	$1,709

COMBINING BALANCE SHEETS (CONTINUED)
(Millions of Dollars)

	December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
ASSETS
Current assets:
Cash	$116	$16	$132
Receivables, net	64	108	172
Inventories	109	50	159
Deferred income taxes	3	9	12
Prepaid expenses and other	5	5	10
Total current assets	297	188	485
Property and equipment, at cost	1,224	454	1,678
Accumulated depreciation	(390)	(135)	(525)
Property and equipment, net	834	319	1,153
Intangible assets, net	2	45	47
Other assets, net	1	5	6
Total assets	$1,134	$557	$1,691
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$1	$—	$1
Accounts payable	46	38	84
Accrued expenses	18	23	41
Taxes other than income taxes	19	67	86
Total current liabilities	84	128	212
Capital lease obligations, less current portion	5	—	5
Deferred income taxes	109	15	124
Other long-term liabilities	75	26	101
Commitments and contingencies
Net investment:
Net parent investment	861	233	1,094
Accumulated other comprehensive income (AOCI)	—	155	155
Total net investment	861	388	1,249
Total liabilities and net investment	$1,134	$557	$1,691

COMBINING STATEMENTS OF INCOME
(Millions of Dollars)

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Operating revenues	$—	$7,907	$5,228	$—	$13,135
Costs and expenses:
Cost of sales	—	7,185	4,815	—	12,000
Operating expenses	—	398	246	—	644
General and administrative expenses	—	44	17	—	61
Depreciation, amortization and accretion expense	—	78	37	—	115
Total costs and expenses	—	7,705	5,115	—	12,820
Operating income	—	202	113	—	315
Other income, net	—	—	1	—	1
Interest expense	—	(1)	—	—	(1)
Income before income tax expense	—	201	114	—	315
Income tax expense	—	74	31	—	105
Net income	$—	$127	$83	$—	$210

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$7,557	$5,306	$12,863
Costs and expenses:
Cost of sales	6,893	4,842	11,735
Operating expenses	383	253	636
General and administrative expenses	42	17	59
Depreciation, amortization and accretion expense	76	37	113
Asset impairment losses	2	1	3
Total costs and expenses	7,396	5,150	12,546
Operating income	161	156	317
Other income, net	—	1	1
Interest expense	(1)	—	(1)
Income before income tax expense	160	157	317
Income tax expense	59	44	103
Net income	$101	$113	$214

COMBINING STATEMENTS OF INCOME (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$6,183	$4,188	$10,371
Costs and expenses:
Cost of sales	5,540	3,770	9,310
Operating expenses	372	233	605
General and administrative expenses	40	17	57
Depreciation, amortization and accretion expense	72	33	105
Asset impairment losses	2	3	5
Total costs and expenses	6,026	4,056	10,082
Operating income	157	132	289
Other income, net	1	1	2
Interest expense	(1)	—	(1)
Income before income tax expense	157	133	290
Income tax expense	57	40	97
Net income	$100	$93	$193

COMBINING STATEMENTS OF COMPREHENSIVE INCOME
(Millions of Dollars)

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Net income	$—	$127	$83	$—	$210
Other comprehensive income (loss):
Foreign currency translation adjustment	—	—	10	—	10
Other comprehensive income (loss) before income taxes	—	—	10	—	10
Income taxes related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income (loss)	—	—	10	—	10
Comprehensive income	$—	$127	$93	$—	$220

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$101	$113	$214
Other comprehensive income (loss):
Foreign currency translation adjustment	—	(7)	(7)
Other comprehensive income (loss) before income taxes	—	(7)	(7)
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	(7)	(7)
Comprehensive income	$101	$106	$207

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$100	$93	$193
Other comprehensive income (loss):
Foreign currency translation adjustment	—	24	24
Other comprehensive income (loss) before income taxes	—	24	24
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	24	24
Comprehensive income	$100	$117	$217

COMBINING STATEMENTS OF CASH FLOWS
(Millions of Dollars)

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Cash flows from operating activities:
Net income	$—	$127	$83	$—	$210
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	—	78	37	—	115
Deferred income tax expense (benefit)	—	1	(2)	—	(1)
Changes in current assets and current liabilities	—	20	22	—	42
Other operating activities, net	—	(2)	—	—	(2)
Net cash provided by operating activities	—	224	140	—	364
Cash flows from investing activities:
Capital expenditures	—	(114)	(42)	—	(156)
Acquisition	—	(61)	—	—	(61)
Proceeds from dispositions of property and equipment	—	2	—	—	2
Other investing activities, net	—	—	—	—	—
Net cash used in investing activities	—	(173)	(42)	—	(215)
Cash flows from financing activities:
Payments of capital lease obligations	—	(1)	—	—	(1)
Net transfers to Parent	—	(122)	(97)	—	(219)
Net cash used in financing activities	—	(123)	(97)	—	(220)
Effect of foreign exchange rate changes on cash	—	—	—	—	—
Net increase (decrease) in cash	—	(72)	1	—	(71)
Cash at beginning of year	—	116	16	—	132
Cash at end of year	$—	$44	$17	$—	$61

COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$101	$113	$214
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	76	37	113
Asset impairment losses	2	1	3
Non-cash interest expense	1	—	1
Deferred income tax expense (benefit)	14	(2)	12
Changes in current assets and current liabilities	(35)	(5)	(40)
Other operating activities, net	5	—	5
Net cash provided by operating activities	164	144	308
Cash flows from investing activities:
Capital expenditures	(91)	(39)	(130)
Proceeds from dispositions of property and equipment	3	2	5
Other investing activities, net	(1)	(1)	(2)
Net cash used in investing activities	(89)	(38)	(127)
Cash flows from financing activities:
Payments of capital lease obligations	(1)	—	(1)
Net transfers to Parent	(47)	(103)	(150)
Net cash used in financing activities	(48)	(103)	(151)
Effect of foreign exchange rate changes on cash	—	—	—
Net increase in cash	27	3	30
Cash at beginning of year	89	13	102
Cash at end of year	$116	$16	$132

COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$100	$93	$193
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	72	33	105
Asset impairment losses	2	3	5
Deferred income tax expense (benefit)	9	(3)	6
Changes in current assets and current liabilities	(6)	18	12
Other operating activities, net	1	1	2
Net cash provided by operating activities	178	145	323
Cash flows from investing activities:
Capital expenditures	(68)	(37)	(105)
Proceeds from dispositions of property and equipment	2	1	3
Other investing activities, net	(1)	(1)	(2)
Net cash used in investing activities	(67)	(37)	(104)
Cash flows from financing activities:
Payments of capital lease obligations	(1)	—	(1)
Net transfers to Parent	(116)	(104)	(220)
Net cash used in financing activities	(117)	(104)	(221)
Effect of foreign exchange rate changes on cash	—	1	1
Net increase (decrease) in cash	(6)	5	(1)
Cash at beginning of year	95	8	103
Cash at end of year	$89	$13	$102

COMBINING STATEMENTS OF CHANGES IN NET INVESTMENT
(Millions of Dollars)

	Accumulated Other Comprehensive Income			Net Parent Investment			Net Investment
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Balance as of December 31, 2009	$—	$138	$138	$823	$236	$1,059	$823	$374	$1,197
Net income	—	—	—	100	93	193	100	93	193
Net transfers to Parent	—	—	—	(116)	(105)	(221)	(116)	(105)	(221)
Other comprehensive income	—	24	24	—	—	—	—	24	24
Balance as of December 31, 2010	—	162	162	807	224	1,031	807	386	1,193
Net income	—	—	—	101	113	214	101	113	214
Net transfers to Parent	—	—	—	(47)	(104)	(151)	(47)	(104)	(151)
Other comprehensive income	—	(7)	(7)	—	—	—	—	(7)	(7)
Balance as of December 31, 2011	—	155	155	861	233	1,094	861	388	1,249
Net income	—	—	—	127	83	210	127	83	210
Net transfers to Parent	—	—	—	(122)	(100)	(222)	(122)	(100)	(222)
Other comprehensive income	—	10	10	—	—	—	—	10	10
Balance as of December 31, 2012	$—	$165	$165	$866	$216	$1,082	$866	$381	$1,247

The Separation and the Distribution, Basis of Presentation Description of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation
Basis of Presentation
CST was incorporated in November 2012 and, in connection with its incorporation, CST issued 1,000 shares of common stock, par value $0.01 per share, to Valero for $10. CST was formed solely in contemplation of the separation and distribution and, prior to May 1, 2013, had not commenced operations and had no material assets, liabilities or commitments.
Prior to the separation and distribution, these financial statements reflect the combined historical financial position, results of operations and cash flows of Valero’s retail business in the U.S. and Canada that were owned by direct and indirect wholly-owned subsidiaries of Valero, including an allocable portion of Valero’s corporate costs. The legal transfer of the assets (including the equity interests of certain Valero subsidiaries), liabilities and operations of Valero’s retail business into CST occurred on May 1, 2013. However, for ease of reference, these consolidated and combined financial statements are referred to as those of CST. Unless otherwise stated or the context otherwise indicates, all references in these consolidated and combined financial statements to “us,” “our,” or “we” mean CST.
Neither of our segments carried out transactions with the other during the periods presented; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the consolidation or combination of these operations.
The unaudited combined financial statements are presented as if Valero’s retail businesses in the U.S. and Canada had been combined for all periods prior to the separation and distribution. The assets and liabilities in the combined balance sheets have been reflected on a historical cost basis, as immediately prior to the separation and distribution. All of the assets and liabilities presented were wholly owned by Valero and were transferred within the Valero consolidated group. The combined statements of income prior to the separation and distribution also include expense allocations for certain corporate functions historically performed by Valero and not allocated to its operating segments, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement, human resources and information technology (“IT”). These allocations were based primarily on specific identification of time and/or activities associated with CST’s operations, employee headcount or capital expenditures. We believe the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses from Valero, are reasonable. Subsequent to the separation and distribution, Valero continues to perform certain of these corporate functions on our behalf, for which we are charged a fee, in accordance with the Transition Services Agreements. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred had we operated as a stand-alone company during the combined periods presented and may not reflect our combined financial position, results of operations and cash flows had we operated as a stand-alone company during the combined periods presented. Actual costs that would have been incurred if we had operated as a stand-alone company during the combined periods presented would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including IT and related infrastructure.

Basis of Presentation
As previously noted, CST was incorporated in November 2012 and, in connection with its incorporation, CST issued 1,000 shares of common stock, par value $0.01 per share, to Valero for $10. CST was formed solely in contemplation of the separation and distribution, had not commenced operations and had no material assets, liabilities or commitments prior to the separation and distribution.
These combined financial statements were prepared in connection with the expected separation and distribution and are derived from the consolidated financial statements and accounting records of Valero. These statements reflect the combined historical financial position, results of operations and cash flows of CST and Valero’s retail business in the United States (“U.S.”) and Canada that were owned by direct and indirect wholly owned subsidiaries of Valero, including an allocable portion of Valero’s corporate costs. The legal transfer of the assets (including the equity interests of certain Valero subsidiaries), liabilities and operations of Valero’s retail business into CST occurred on May 1, 2013. However, for ease of reference, these combined financial statements are referred to as those of CST. Unless otherwise stated or the context otherwise indicates, all references in these combined financial statements to “us,” “our,” or “we” mean the retail business of Valero, which is referred to as CST.
The financial statements are presented as if Valero’s U.S. and Canadian retail operations had been combined for all years presented. Neither operation, however, carried out transactions with the other during the years presented; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the combination of these operations. The assets and liabilities in the combined balance sheets have been reflected on a historical cost basis, as immediately prior to the separation and the distribution, and all of the assets and liabilities presented were wholly owned by Valero and were transferred within the Valero consolidated group. The combined statements of income also include expense allocations for certain corporate functions historically performed by Valero and not allocated to its operating segments, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement and information technology. These allocations are based primarily on specific identification of time and/or activities associated with CST, employee headcount or capital expenditures. Our management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses from Valero, are reasonable. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred had we been a stand-alone company during the years presented and may not reflect our combined financial position, results of operations and cash flows had we been a stand-alone company during the periods presented. Actual costs that would have been incurred if we had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

Cash
Prior to the separation and distribution, we transferred cash to Valero daily and Valero funded our operating and investing activities as needed. Accordingly, cash held by Valero at the corporate level was not allocated to us. Cash presented on our combined balance sheet prior to the separation and distribution represented cash on hand at our convenience stores, cash that had not yet been transferred to Valero and cash held by us in automated teller machines (“ATMs”) in our Retail–Canada segment. We reflected transfers of cash to and from Valero’s cash management system as a component of net parent investment on our combined balance sheet, and these net transfers of cash were reflected as a financing activity in our combined statement of cash flows. We did not include any interest income on the net cash transfers to Valero.

Valero uses a centralized approach to cash management and the financing of its operations. We transfered cash to Valero daily and Valero funded our operating and investing activities as needed. Accordingly, cash held by Valero at the corporate level was not allocated to us for any of the years presented. Cash presented on our combined balance sheets represents cash on hand at our convenience stores, cash that had not yet been transferred to Valero and cash held by us in automated teller machines (“ATMs”). We reflected transfers of cash to and from Valero’s cash management system as a component of net parent investment on our combined balance sheets, and these net transfers of cash are reflected as a financing activity in our combined statements of cash flows. We also have not included any interest income on the net cash transfers to Valero.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, we review our estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.

Goodwill and Intangible Assets (Policies)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill is not amortized, but instead is tested for impairment at the reporting unit level at least annually, and tested for impairment more frequently if events and circumstances indicate that the goodwill might be impaired. The annual impairment test of goodwill is performed as of the first day of the fourth quarter of our fiscal year.
In performing our annual impairment analysis, ASC 350–20, Intangibles–Goodwill and Other, allows us to use qualitative factors to determine whether it is more likely than not (likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount, including goodwill.
If, after assessing the totality of events or circumstances, we determine that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, no further testing is necessary. However, if we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the first step of the two-step goodwill impairment test.
In the first step of the goodwill impairment test, the reporting unit’s carrying amount (including goodwill) and its fair value are compared. If the estimated fair value of a reporting unit is less than the carrying value, a second step is performed to compute the amount of the impairment by determining an “implied fair value” of goodwill. The determination of our “implied fair value” requires us to allocate the estimated fair value of the reporting unit to the assets and liabilities of the reporting unit. Any unallocated fair value represents the “implied fair value” of goodwill, which is compared to the corresponding carrying value. If the “implied fair value” is less than the carrying value, an impairment charge would be recorded.

Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions
The purchase price allocation of the acquisition of Crackerbox was determined based on the acquisition-date fair values of the assets acquired and is as follows (in millions):

Inventories	$3
Property and equipment	38
Other assets	2
Goodwill	18
Total consideration	$61
The assets acquired were recognized at their acquisition-date estimated fair values as follows (in millions):

Inventories	$3
Property and equipment	56
Other assets	2
Total consideration	$61

Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides a reconciliation of basic and diluted earnings per common share computations for the three and six months ended June 30, 2013 and 2012 (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Earnings per common share:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Total earnings per share	$0.57	$1.43	$0.84	$1.62

Earnings per common share - assuming dilution:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Common equivalent shares:
Restricted stock (in thousands)	10	—	5	—
Weighted-average common shares outstanding - assuming dilution (in thousands)	75,407	75,397	75,402	75,397
Earnings per common shares - assuming dilution	$0.57	$1.43	$0.84	$1.62

Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts Receivable	Receivables consisted of the following (in millions):

	December 31,
	2012	2011
Trade receivables	$115	$147
Other	21	27
	136	174
Allowance for doubtful accounts	(2)	(2)
Receivables, net	$134	$172

Schedule of Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts consisted of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$2	$2	$2
Increase in allowance charged to expense	—	1	1
Accounts charged against the allowance, net of recoveries	—	(1)	(1)
Balance as of end of year	$2	$2	$2

Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
Convenience store merchandise	$110	$111
Motor fuel (at LIFO)	51	56
Supplies	2	1
Inventories	$163	$168
Inventories consisted of the following (in millions):

	December 31,
	2012	2011
Convenience store merchandise	$111	$104
Motor fuel (at LIFO)	56	54
Supplies	1	1
Inventories	$168	$159

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Major classes of property and equipment consisted of the following (in millions):

	December 31,
	2012	2011
Land	$387	$339
Retail site buildings	476	406
Equipment	560	535
Leasehold improvements	276	254
Other	135	130
Construction in progress	29	14
Property and equipment, at cost	1,863	1,678
Accumulated depreciation	(587)	(525)
Property and equipment, net	$1,276	$1,153

Accrued Expenses and Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other long-term liabilities consisted of the following (in millions):

	Accrued Expenses		Other Long-Term Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Wage and other employee-related liabilities	$22	$19	$—	$—
Environmental liabilities	2	2	3	2
Self-insurance accruals (see Note 9)	6	6	11	12
Asset retirement obligations	2	2	77	74
Other	8	12	16	13
Accrued expenses and other long-term liabilities	$40	$41	$107	$101

Schedule of Asset Retirement Obligations
Changes in our asset retirement obligations were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$76	$72	$70
Additions to accrual	2	2	1
Accretion expense	4	4	4
Settlements	(4)	(2)	(3)
Foreign currency translation	1	—	—
Balance as of end of year	$79	$76	$72

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
As of December 31, 2012, our future minimum lease payments for (i) operating leases having initial or remaining noncancelable lease terms in excess of one year and (ii) capital leases were as follows (in millions):

	Operating Leases	Capital Leases
2013	$23	$2
2014	18	1
2015	15	1
2016	12	1
2017	9	—
Thereafter	26	3
Total minimum rental payments	$103	8
Less amount representing interest		(3)
Net minimum rental payments		$5

Schedule of Rent Expense	Rental expense was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Minimum rental expense	$25	$25	$25
Contingent rental expense	23	23	23
Total rental expense	$48	$48	$48

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan	Total stock-based compensation expense charged to us was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense	$2	$3	$2

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Expense [Abstract]
Allocation of Benefit Costs, Valero's Defined Benefit Plans
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Valero Savings Plan	$7	$5	$6
Valero Energy Corporation Thrift Plan	1	1	1
Ultramar Ltd. Savings Plan	3	3	3
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. pension cost	$2	$1	$1
Canadian pension cost	2	2	2
U.S. postretirement benefit cost	—	—	—

Allocation of Benefit Costs, Ultramar Ltd. Savings Plan
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Valero Savings Plan	$7	$5	$6
Valero Energy Corporation Thrift Plan	1	1	1
Ultramar Ltd. Savings Plan	3	3	3
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. pension cost	$2	$1	$1
Canadian pension cost	2	2	2
U.S. postretirement benefit cost	—	—	—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before income tax expense from our U.S. and Canadian operations was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. operations	$202	$160	$157
Canadian operations	113	157	133
Income before income tax expense	$315	$317	$290

Schedule of Federal Income Tax
The following is a reconciliation of income tax expense to income taxes computed by applying the U.S. statutory federal income tax rate (35% for all years presented) to income before income tax expense (in millions):

	Year Ended December 31,
	2012	2011	2010
Federal income tax expense at the U.S. statutory rate	$110	$111	$101
U.S. state income tax expense, net of U.S. federal income tax effect	4	4	4
Canadian operations	(9)	(11)	(7)
Credits	—	(1)	(1)
Income tax expense	$105	$103	$97

Schedule of Components of Income Tax Expense (Benefit)
Components of income tax expense related to net income were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Current:
U.S. federal	$67	$40	$44
U.S. state	6	5	4
Canada	33	46	43
Total current	106	91	91

Deferred:
U.S. federal	1	14	8
U.S. state	—	1	1
Canada	(2)	(3)	(3)
Total deferred	(1)	12	6
Income tax expense	$105	$103	$97

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences representing deferred income tax assets and liabilities were as follows (in millions):

	December 31,
	2012	2011
Deferred income tax assets:
Tax credit carryforwards	$8	$8
Net operating losses (“NOLs”)	1	1
Environmental liabilities	1	1
Inventories	10	10
Other assets	16	17
Total deferred income tax assets	36	37
Less: Valuation allowance	(1)	(1)
Net deferred income tax assets	35	36

Deferred income tax liabilities:
Property and equipment	(145)	(147)
Other	—	(1)
Total deferred income tax liabilities	(145)	(148)
Net deferred income tax liabilities	$(110)	$(112)

Summary of Tax Credit Carryforwards	We had the following income tax credit and loss carryforwards as of December 31, 2012 (in millions):

	Amount	Expiration
U.S. state income tax credits	$12	2026
U.S. state NOL (gross amount)	16	2018

Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Our balances for long-term debt and capital leases are as follows (in millions):

	June 30,	December 31,
	2013	2012
5.00% senior notes due 2023	$550	$—
Term loan due 2018 (effective rate of 1.95% at June 30, 2013)	500	—
Capital leases	4	5
Total debt outstanding	1,054	5
Less current portion	(29)	(1)
Debt, less current portion	$1,025	$4

Availability under revolving credit facility (expires 2018):
Total available credit facility limit	$300	$—
Letters of credit outstanding	(3)	—
Maximum leverage ratio constraint (a)	(99)	—
Total available and undrawn	$198	$—

(a)	Our credit facility contains a maximum lease adjusted leverage ratio of 3.75 to 1.00. As a result, we were limited to the amount we could borrow under our revolving credit facility at June 30, 2013.

Schedule of Maturities of Long-term Debt
We are required to make principal payments on the term loan in accordance with an amortization schedule as follows (in millions):

Years Ending December 31,	Total Principal to be Repaid
2013 (remainder)	$12
2014	34
2015	47
2016	69
2017	75
2018	263
Total	$500

Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table reflects significant transactions with Valero (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of sales	$2,632	$2,688	$5,288	$5,390
Operating expenses	4	11	14	21
General and administrative expenses	5	9	12	17

The following table reflects significant transactions with related parties (in millions):

	Year Ended December 31,
	2012	2011	2010
Cost of sales	$10,810	$10,533	$8,170
Operating expenses (a)	43	36	35
General and administrative expenses (a)	36	36	33

(a)	Includes stock-based compensation and employee benefit plan expense allocations that are more fully described in Notes 10 and 11, respectively.

Reconciliation of net change in net parent company investment
The following is a reconciliation of amounts presented as “Net transfers to Valero” on the consolidated and combined statement of stockholders’ equity and “Net transfers to Valero” on the consolidated and combined statement of cash flows for the six months ended June 30, 2013 (in millions):

Net transfers to Valero per the consolidated and combined statement of stockholders’ equity	$(731)
Non-cash adjustments:
Net transfers of assets and liabilities with Valero	353
Net transfers to Valero per the consolidated and combined statements of cash flows	$(378)

The following is a reconciliation of the amounts presented as “Net transfers to Parent” on our statements of changes in net investment and the amounts presented as “Net transfers to Parent” on our statements of cash flows.

	Year Ended December 31,
	2012	2011	2010
Net transfers to Parent per statements of changes in net investment	$(222)	$(151)	$(221)
Non-cash transactions:
Transfers of assets to Parent	3	1	1
Net transfers of cash to Parent per statements of cash flows	$(219)	$(150)	$(220)

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table reflects activity related to our reportable segments (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Operating revenues
Retail–U.S.	$2,007	$2,044	$3,935	$3,948
Retail–Canada	1,204	1,301	2,464	2,609
Total	$3,211	$3,345	$6,399	$6,557
Depreciation, amortization and accretion expense
Retail–U.S.	$21	$20	$42	$38
Retail–Canada	9	9	18	18
Total	$30	$29	$60	$56
Operating income (loss)
Retail–U.S.	$68	$132	$86	$139
Retail–Canada	33	46	59	73
General and administrative expense	(20)	(14)	(35)	(29)
Total	$81	$164	$110	$183
Income before income taxes
Operating income	$81	$164	$110	$183
Other income, net	1	—	2	—
Interest expense	(7)	—	(7)	—
Income before income tax expense	$75	$164	$105	$183
Capital expenditures
Retail–U.S.	$40	$20	$78	$35
Retail–Canada	10	9	12	11
Total	$50	$29	$90	$46

The following table reflects activity related to segment operating income (in millions):

	Retail– U.S.	Retail– Canada	Corporate	Total
Year ended December 31, 2012:
Operating revenues from external customers	$7,907	$5,228	$—	$13,135
Depreciation, amortization and accretion expense	78	37	—	115
Operating income (loss)	246	130	(61)	315
Total expenditures for long-lived assets	181	42	—	223

Year ended December 31, 2011:
Operating revenues from external customers	7,557	5,306	—	12,863
Depreciation, amortization and accretion expense	76	37	—	113
Operating income (loss)	202	174	(59)	317
Total expenditures for long-lived assets	91	39	—	130

Year ended December 31, 2010:
Operating revenues from external customers	6,183	4,188	—	10,371
Depreciation, amortization and accretion expense	71	34	—	105
Operating income (loss)	197	149	(57)	289
Total expenditures for long-lived assets	68	37	—	105

Revenue from External Customers by Products and Services
Operating revenues for our principal products were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Motor fuel sales	$2,701	$2,815	$5,342	$5,477
Merchandise sales	399	385	751	731
Other	111	145	306	349
Total operating revenues	$3,211	$3,345	$6,399	$6,557

Operating revenues from external customers for our principal products were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Motor fuel sales (gasoline and diesel)	$11,047	$10,758	$8,443
Merchandise sales	1,496	1,484	1,445
Other	592	621	483
Total operating revenues	$13,135	$12,863	$10,371

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Long-lived assets include property and equipment, goodwill and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
U.S.	$971	$938
Canada	356	379
Total long-lived assets	$1,327	$1,317

Long-lived assets include property and equipment and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	December 31,
	2012	2011
U.S.	$938	$836
Canada	379	364
Total long-lived assets	$1,317	$1,200

Reconciliation of Assets from Segment to Consolidated	Total assets by reportable segment were as follows (in millions):

	June 30,	December 31,
	2013	2012
Retail–U.S.	$1,463	$1,153
Retail–Canada	779	555
Corporate	65	1
Total assets	$2,307	$1,709

Segment Reporting Disclosure
SEGMENT INFORMATION
We have two reportable segments: Retail–U.S. and Retail–Canada. The Retail–U.S. segment includes convenience stores located in the United States. The Retail–Canada segment includes convenience stores, filling stations, cardlock locations and heating oil operations located in Canada. Operating revenues from our heating oil business were less than 5% of our consolidated operating revenues for the three and six months ended June 30, 2013 and have been included within the Retail–Canada segment information.
The reportable segments are strategic business units that experience different operating income margins due to geographic supply and demand attributes and specific country and local regulatory environments. Performance is evaluated based on operating income. There are no intersegment revenues. No single customer accounted for more than 10% of our consolidated and combined operating revenues.
The following table reflects activity related to our reportable segments (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Operating revenues
Retail–U.S.	$2,007	$2,044	$3,935	$3,948
Retail–Canada	1,204	1,301	2,464	2,609
Total	$3,211	$3,345	$6,399	$6,557
Depreciation, amortization and accretion expense
Retail–U.S.	$21	$20	$42	$38
Retail–Canada	9	9	18	18
Total	$30	$29	$60	$56
Operating income (loss)
Retail–U.S.	$68	$132	$86	$139
Retail–Canada	33	46	59	73
General and administrative expense	(20)	(14)	(35)	(29)
Total	$81	$164	$110	$183
Income before income taxes
Operating income	$81	$164	$110	$183
Other income, net	1	—	2	—
Interest expense	(7)	—	(7)	—
Income before income tax expense	$75	$164	$105	$183
Capital expenditures
Retail–U.S.	$40	$20	$78	$35
Retail–Canada	10	9	12	11
Total	$50	$29	$90	$46

Operating revenues for our principal products were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Motor fuel sales	$2,701	$2,815	$5,342	$5,477
Merchandise sales	399	385	751	731
Other	111	145	306	349
Total operating revenues	$3,211	$3,345	$6,399	$6,557
Other operating revenues are derived from our heating oil business as well as revenues from car wash and commissions from lottery, money orders, air/water/vacuum services, video and game rentals and access to ATMs.
Long-lived assets include property and equipment, goodwill and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
U.S.	$971	$938
Canada	356	379
Total long-lived assets	$1,327	$1,317

Total assets by reportable segment were as follows (in millions):

	June 30,	December 31,
	2013	2012
Retail–U.S.	$1,463	$1,153
Retail–Canada	779	555
Corporate	65	1
Total assets	$2,307	$1,709

SEGMENT INFORMATION
We have two reportable segments: Retail–U.S. and Retail–Canada. The Retail–U.S. segment includes convenience stores located in the U.S. The Retail–Canada segment includes convenience stores, filling stations, cardlocks and heating oil operations. Our heating oil operations are not significant and have been included within the Retail–Canada segment information. General and administrative expenses that are not included in either of the two reportable segments are included in the corporate category.
The reportable segments are strategic business units that experience different operating income margins due to geographic supply and demand and country and local regulatory environments. They are managed separately as each business requires unique marketing strategies that address country-specific operating requirements. Performance is evaluated based on operating income. There are no intersegment revenues.
The following table reflects activity related to segment operating income (in millions):

	Retail– U.S.	Retail– Canada	Corporate	Total
Year ended December 31, 2012:
Operating revenues from external customers	$7,907	$5,228	$—	$13,135
Depreciation, amortization and accretion expense	78	37	—	115
Operating income (loss)	246	130	(61)	315
Total expenditures for long-lived assets	181	42	—	223

Year ended December 31, 2011:
Operating revenues from external customers	7,557	5,306	—	12,863
Depreciation, amortization and accretion expense	76	37	—	113
Operating income (loss)	202	174	(59)	317
Total expenditures for long-lived assets	91	39	—	130

Year ended December 31, 2010:
Operating revenues from external customers	6,183	4,188	—	10,371
Depreciation, amortization and accretion expense	71	34	—	105
Operating income (loss)	197	149	(57)	289
Total expenditures for long-lived assets	68	37	—	105

Operating revenues from external customers for our principal products were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Motor fuel sales (gasoline and diesel)	$11,047	$10,758	$8,443
Merchandise sales	1,496	1,484	1,445
Other	592	621	483
Total operating revenues	$13,135	$12,863	$10,371

Operating revenues by geographic area are shown in the table below (in millions). The geographic area is based on location of customer, and no single customer accounted for more than 10% of our combined operating revenues.

	Year Ended December 31,
	2012	2011	2010
U.S.	$7,907	$7,557	$6,183
Canada	5,228	5,306	4,188
Total operating revenues	$13,135	$12,863	$10,371
Long-lived assets include property and equipment and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	December 31,
	2012	2011
U.S.	$938	$836
Canada	379	364
Total long-lived assets	$1,317	$1,200

Total assets by reportable segment were as follows (in millions):

	December 31,
	2012	2011
Retail–U.S.	$1,153	$1,132
Retail–Canada	555	558
Corporate	1	1
Total assets	$1,709	$1,691
Total assets by reportable segment were as follows (in millions):

	December 31,
	2012	2011
Retail–U.S.	$1,153	$1,132
Retail–Canada	555	558
Corporate	1	1
Total assets	$1,709	$1,691

Supplemental Cash Flows Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Operating Capital
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in millions):

	Six Months Ended June 30,
	2013	2012
Increase (decrease) in current assets:
Receivables, net	$(69)	$7
Inventories	3	14
Prepaid expenses and other	(6)	—
Increase (decrease) in current liabilities:
Accounts payable	1	(1)
Accounts payable to Valero	342	—
Accrued expenses	4	(5)
Taxes other than income taxes	(67)	7
Income taxes payable	9	—
Changes in current assets and current liabilities	$217	$22

In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Decrease (increase) in current assets:
Receivables, net	$41	$(30)	$(11)
Inventories	(5)	(5)	(3)
Prepaid expenses and other	2	(4)	—
Increase (decrease) in current liabilities:
Accounts payable	4	(2)	7
Accrued expenses	(3)	(4)	(1)
Taxes other than income taxes	3	5	20
Changes in current assets and current liabilities	$42	$(40)	$12

Cash Flows Related To Interest And Income Taxes	Cash flows related to interest and income taxes were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Interest paid	$1	$1	$1
Income taxes paid, net	106	91	91

Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Goodwill and intangible assets consisted of the following (in millions):

	Gross Carrying Amount		Accumulated Amortization
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012
Goodwill	$18	$—
Intangible assets:
Customer lists and other	120	127	$(85)	$(86)
Total	$138	$127	$(85)	$(86)

Intangible assets, net consisted of the following (in millions):

	Gross Carrying Amount		Accumulated Amortization
	December 31,		December 31,
	2012	2011	2012	2011
Customer list	$124	$120	$(85)	$(74)
Other	3	2	(1)	(1)
Total	$127	$122	$(86)	$(75)

Equity (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
We granted the following stock-based awards in the second quarter of 2013 under the Plan:

	Actual Number of Awards	Weighted-Average Grant-Date Fair Value
Stock options	228,885	$11.78
Restricted stock	199,283	$29.68

Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in foreign currency translation adjustment were as follows for the three and six months ended June 30, 2013 (in millions):

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2013	2013
Balance at the beginning of the period	$155	$165
Other comprehensive loss before reclassifications	(20)	(30)
Amounts reclassified from other comprehensive income	—	—
Net other comprehensive loss	(20)	(30)
Balance at the end of the period	$135	$135

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
The table below presents the fair value (in millions) of our nonfinancial assets measured on a nonrecurring basis during the years ended December 31, 2011 and 2010, and categorized according to the fair value hierarchy of the inputs utilized by us to determine the fair values as of December 31, 2011 and 2010.

	Fair Value Measurements Using
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of December 31	Total Loss Recognized During the Year Ended December 31
2011:
Property and equipment	$—	$—	$1	$1	$3
2010:
Property and equipment	—	—	2	2	5

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Schedule of Quarterly Financial Information
The following table summarizes quarterly financial data for the years ended December 31, 2012 and 2011 (in millions).

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues	$3,212	$3,345	$3,382	$3,196
Operating income	19	164	35	97
Net income	15	108	23	64

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues	$2,962	$3,430	$3,353	$3,118
Operating income	43	120	84	70
Net income	31	80	55	48

Guarantor Subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Schedule of Condensed Balance Sheet
COMBINING BALANCE SHEETS
(Unaudited, Millions of Dollars)

	June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash	$—	$266	$148	$—	$414
Receivables, net	—	98	99	—	197
Inventories	—	119	44	—	163
Deferred income taxes	—	1	8	—	9
Prepaid expenses and other	—	7	7	—	14
Total current assets	—	491	306	—	797
Property and equipment, at cost	—	1,414	478	—	1,892
Accumulated depreciation	—	(463)	(155)	—	(618)
Property and equipment, net	—	951	323	—	1,274
Goodwill and intangible assets, net	—	20	33	—	53
Investment in subsidiaries	1,610	—	—	(1,610)	—
Deferred income taxes	—	—	112	—	112
Other assets, net	32	33	6	—	71
Total assets	$1,642	$1,495	$780	$(1,610)	$2,307
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of debt and capital lease obligations	$28	$1	$—	$—	$29
Accounts payable	—	48	35	—	83
Accounts payable to Valero	(1)	205	138	—	342
Accrued expenses	7	21	16	—	44
Taxes other than income taxes	—	20	3	—	23
Income taxes payable	—	5	4	—	9
Total current liabilities	34	300	196	—	530
Debt and capital lease obligations, less current portion	1,022	3	—	—	1,025
Deferred income taxes	—	89	—	—	89
Intercompany payables (receivables)	20	(20)	—	—	—
Other long-term liabilities	15	68	29	—	112
Commitments and contingencies
Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital (APIC)	395	1,038	544	(1,582)	395
Retained earnings	20	17	11	(28)	20
Accumulated other comprehensive income (AOCI)	135	—	—	—	135
Total stockholders’ equity	551	1,055	555	(1,610)	551
Total liabilities and stockholders’ equity	$1,642	$1,495	$780	$(1,610)	$2,307
COMBINING BALANCE SHEETS (CONTINUED)
(Millions of Dollars)

	December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
ASSETS
Current assets:
Cash	$—	$44	$17	$—	$61
Receivables, net	—	41	93	—	134
Inventories	—	121	47	—	168
Deferred income taxes	—	4	9	—	13
Prepaid expenses and other	—	3	5	—	8
Total current assets	—	213	171	—	384
Property and equipment, at cost	—	1,371	492	—	1,863
Accumulated depreciation	—	(435)	(152)	—	(587)
Property and equipment, net	—	936	340	—	1,276
Intangible assets, net	—	2	39	—	41
Other assets, net	—	3	5	—	8
Total assets	$—	$1,154	$555	$—	$1,709
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$—	$1	$—	$—	$1
Accounts payable	—	52	43	—	95
Accrued expenses	—	22	18	—	40
Taxes other than income taxes	—	22	70	—	92
Income taxes payable	—	—	—	—	—
Total current liabilities	—	97	131	—	228
Capital lease obligations, less current portion	—	4	—	—	4
Deferred income taxes	—	110	13	—	123
Other long-term liabilities	—	77	30	—	107
Commitments and contingencies
Net investment:
Net parent investment	—	866	216	—	1,082
Accumulated other comprehensive income (AOCI)	—	—	165	—	165
Total net investment	—	866	381	—	1,247
Total liabilities and net investment	$—	$1,154	$555	$—	$1,709

COMBINING BALANCE SHEETS
(Millions of Dollars)

	December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
ASSETS
Current assets:
Cash	$—	$44	$17	$—	$61
Receivables, net	—	41	93	—	134
Inventories	—	121	47	—	168
Deferred income taxes	—	4	9	—	13
Prepaid expenses and other	—	3	5	—	8
Total current assets	—	213	171	—	384
Property and equipment, at cost	—	1,371	492	—	1,863
Accumulated depreciation	—	(435)	(152)	—	(587)
Property and equipment, net	—	936	340	—	1,276
Intangible assets, net	—	2	39	—	41
Other assets, net	—	3	5	—	8
Total assets	$—	$1,154	$555	$—	$1,709
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$—	$1	$—	$—	$1
Accounts payable	—	52	43	—	95
Accrued expenses	—	22	18	—	40
Taxes other than income taxes	—	22	70	—	92
Total current liabilities	—	97	131	—	228
Capital lease obligations, less current portion	—	4	—	—	4
Deferred income taxes	—	110	13	—	123
Other long-term liabilities	—	77	30	—	107
Commitments and contingencies
Net investment:
Net parent investment	—	866	216	—	1,082
Accumulated other comprehensive income (AOCI)	—	—	165	—	165
Total net investment	—	866	381	—	1,247
Total liabilities and net investment	$—	$1,154	$555	$—	$1,709

COMBINING BALANCE SHEETS (CONTINUED)
(Millions of Dollars)

	December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
ASSETS
Current assets:
Cash	$116	$16	$132
Receivables, net	64	108	172
Inventories	109	50	159
Deferred income taxes	3	9	12
Prepaid expenses and other	5	5	10
Total current assets	297	188	485
Property and equipment, at cost	1,224	454	1,678
Accumulated depreciation	(390)	(135)	(525)
Property and equipment, net	834	319	1,153
Intangible assets, net	2	45	47
Other assets, net	1	5	6
Total assets	$1,134	$557	$1,691
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$1	$—	$1
Accounts payable	46	38	84
Accrued expenses	18	23	41
Taxes other than income taxes	19	67	86
Total current liabilities	84	128	212
Capital lease obligations, less current portion	5	—	5
Deferred income taxes	109	15	124
Other long-term liabilities	75	26	101
Commitments and contingencies
Net investment:
Net parent investment	861	233	1,094
Accumulated other comprehensive income (AOCI)	—	155	155
Total net investment	861	388	1,249
Total liabilities and net investment	$1,134	$557	$1,691

Schedule of Condensed Income Statement
COMBINING STATEMENTS OF INCOME
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating revenues	$—	$3,935	$2,464	$—	$6,399
Costs and expenses:
Cost of sales	—	3,608	2,266	—	5,874
Operating expenses	—	200	120	—	320
General and administrative expenses	1	26	8	—	35
Depreciation, amortization and accretion expense	—	42	18	—	60
Total costs and expenses	1	3,876	2,412	—	6,289
Operating income	(1)	59	52	—	110
Other income, net	—	—	2	—	2
Interest expense	(7)	—	—	—	(7)
Equity in earnings of subsidiaries	28	—	—	(28)	—
Income before income tax expense	20	59	54	(28)	105
Income tax expense	—	25	16	—	41
Net income	$20	$34	$38	$(28)	$64

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$3,948	$2,609	$6,557
Costs and expenses:
Cost of sales	3,577	2,396	5,973
Operating expenses	194	122	316
General and administrative expenses	21	8	29
Depreciation, amortization and accretion expense	38	18	56
Total costs and expenses	3,830	2,544	6,374
Operating income	118	65	183
Other income, net	—	—	—
Interest expense	—	—	—
Income before income tax expense	118	65	183
Income tax expense	43	18	61
Net income	$75	$47	$122

COMBINING STATEMENTS OF INCOME
(Millions of Dollars)

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Operating revenues	$—	$7,907	$5,228	$—	$13,135
Costs and expenses:
Cost of sales	—	7,185	4,815	—	12,000
Operating expenses	—	398	246	—	644
General and administrative expenses	—	44	17	—	61
Depreciation, amortization and accretion expense	—	78	37	—	115
Total costs and expenses	—	7,705	5,115	—	12,820
Operating income	—	202	113	—	315
Other income, net	—	—	1	—	1
Interest expense	—	(1)	—	—	(1)
Income before income tax expense	—	201	114	—	315
Income tax expense	—	74	31	—	105
Net income	$—	$127	$83	$—	$210

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$7,557	$5,306	$12,863
Costs and expenses:
Cost of sales	6,893	4,842	11,735
Operating expenses	383	253	636
General and administrative expenses	42	17	59
Depreciation, amortization and accretion expense	76	37	113
Asset impairment losses	2	1	3
Total costs and expenses	7,396	5,150	12,546
Operating income	161	156	317
Other income, net	—	1	1
Interest expense	(1)	—	(1)
Income before income tax expense	160	157	317
Income tax expense	59	44	103
Net income	$101	$113	$214

COMBINING STATEMENTS OF INCOME (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$6,183	$4,188	$10,371
Costs and expenses:
Cost of sales	5,540	3,770	9,310
Operating expenses	372	233	605
General and administrative expenses	40	17	57
Depreciation, amortization and accretion expense	72	33	105
Asset impairment losses	2	3	5
Total costs and expenses	6,026	4,056	10,082
Operating income	157	132	289
Other income, net	1	1	2
Interest expense	(1)	—	(1)
Income before income tax expense	157	133	290
Income tax expense	57	40	97
Net income	$100	$93	$193

Schedule of Comprehensive Income (Loss)
COMBINING STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income	$20	$34	$38	$(28)	$64
Other comprehensive income (loss):
Foreign currency translation adjustment	(30)	—	—	—	(30)
Other comprehensive income (loss) before income taxes	(30)	—	—	—	(30)
Income taxes related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income (loss)	(30)	—	—	—	(30)
Comprehensive income	$(10)	$34	$38	$(28)	$34

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$75	$47	$122
Other comprehensive income (loss):
Foreign currency translation adjustment	—	1	1
Other comprehensive income (loss) before income taxes	—	1	1
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	1	1
Comprehensive income	$75	$48	$123

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Net income	$—	$127	$83	$—	$210
Other comprehensive income (loss):
Foreign currency translation adjustment	—	—	10	—	10
Other comprehensive income (loss) before income taxes	—	—	10	—	10
Income taxes related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income (loss)	—	—	10	—	10
Comprehensive income	$—	$127	$93	$—	$220

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$101	$113	$214
Other comprehensive income (loss):
Foreign currency translation adjustment	—	(7)	(7)
Other comprehensive income (loss) before income taxes	—	(7)	(7)
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	(7)	(7)
Comprehensive income	$101	$106	$207

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$100	$93	$193
Other comprehensive income (loss):
Foreign currency translation adjustment	—	24	24
Other comprehensive income (loss) before income taxes	—	24	24
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	24	24
Comprehensive income	$100	$117	$217

Schedule of Condensed Cash Flow Statement
COMBINING STATEMENTS OF CASH FLOWS
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Cash flows from operating activities:
Net income	$20	$34	$38	$(28)	$64
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock-based compensation expense	—	2	—	—	$2
Depreciation, amortization and accretion expense	—	42	18	—	60
Deferred income tax expense	—	5	3	—	8
Changes in current assets and current liabilities	6	149	62	—	217
Equity in earnings of subsidiaries	(28)	—	—	28	—
Other operating activities, net	—	—	—	—	—
Net cash provided by (used in) operating activities	(2)	232	121	—	351
Cash flows from investing activities:
Capital expenditures	—	(78)	(12)	—	(90)
Acquisition	—	—	(4)	—	(4)
Proceeds from dispositions of property and equipment	—	—	—	—	—
Other investing activities, net	—	(1)	(1)	—	(2)
Net cash used in investing activities	—	(79)	(17)	—	(96)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	500	—	—	—	500
Debt issuance and credit facility origination costs	(18)	—	—	—	(18)
Intercompany funding	20	(20)	—	—	—
Payments of capital lease obligations	—	(1)	—	—	(1)
Net transfers to Valero	(500)	90	32	—	(378)
Net cash provided by financing activities	2	69	32	—	103
Effect of foreign exchange rate changes on cash	—	—	(5)	—	(5)
Net increase in cash	—	222	131	—	353
Cash at beginning of year	—	44	17	—	61
Cash at end of period	$—	$266	$148	$—	$414
COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Combined
Cash flows from operating activities:
Net income	$75	$47		$122
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	1	—		$1
Depreciation, amortization and accretion expense	38	18		56
Deferred income tax expense (benefit)	(5)	1	—	(4)
Changes in current assets and current liabilities	(3)	25		22
Other operating activities, net	3	—		3
Net cash provided by operating activities	109	91		200
Cash flows from investing activities:
Capital expenditures	(35)	(11)		(46)
Acquisitions	(61)	—		(61)
Proceeds from dispositions of property and equipment	1	1		2
Other investing activities, net	—	—		—
Net cash used in investing activities	(95)	(10)		(105)
Cash flows from financing activities:
Payments of capital lease obligations	—	—		—
Net transfers to Parent	(89)	(83)		(172)
Net cash used in financing activities	(89)	(83)		(172)
Effect of foreign exchange rate changes on cash	—	(1)		(1)
Net decrease in cash	(75)	(3)		(78)
Cash at beginning of year	116	16		132
Cash at end of period	$41	$13		$54

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Cash flows from operating activities:
Net income	$—	$127	$83	$—	$210
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	—	78	37	—	115
Deferred income tax expense (benefit)	—	1	(2)	—	(1)
Changes in current assets and current liabilities	—	20	22	—	42
Other operating activities, net	—	(2)	—	—	(2)
Net cash provided by operating activities	—	224	140	—	364
Cash flows from investing activities:
Capital expenditures	—	(114)	(42)	—	(156)
Acquisition	—	(61)	—	—	(61)
Proceeds from dispositions of property and equipment	—	2	—	—	2
Other investing activities, net	—	—	—	—	—
Net cash used in investing activities	—	(173)	(42)	—	(215)
Cash flows from financing activities:
Payments of capital lease obligations	—	(1)	—	—	(1)
Net transfers to Parent	—	(122)	(97)	—	(219)
Net cash used in financing activities	—	(123)	(97)	—	(220)
Effect of foreign exchange rate changes on cash	—	—	—	—	—
Net increase (decrease) in cash	—	(72)	1	—	(71)
Cash at beginning of year	—	116	16	—	132
Cash at end of year	$—	$44	$17	$—	$61

COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$101	$113	$214
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	76	37	113
Asset impairment losses	2	1	3
Non-cash interest expense	1	—	1
Deferred income tax expense (benefit)	14	(2)	12
Changes in current assets and current liabilities	(35)	(5)	(40)
Other operating activities, net	5	—	5
Net cash provided by operating activities	164	144	308
Cash flows from investing activities:
Capital expenditures	(91)	(39)	(130)
Proceeds from dispositions of property and equipment	3	2	5
Other investing activities, net	(1)	(1)	(2)
Net cash used in investing activities	(89)	(38)	(127)
Cash flows from financing activities:
Payments of capital lease obligations	(1)	—	(1)
Net transfers to Parent	(47)	(103)	(150)
Net cash used in financing activities	(48)	(103)	(151)
Effect of foreign exchange rate changes on cash	—	—	—
Net increase in cash	27	3	30
Cash at beginning of year	89	13	102
Cash at end of year	$116	$16	$132

COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$100	$93	$193
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	72	33	105
Asset impairment losses	2	3	5
Deferred income tax expense (benefit)	9	(3)	6
Changes in current assets and current liabilities	(6)	18	12
Other operating activities, net	1	1	2
Net cash provided by operating activities	178	145	323
Cash flows from investing activities:
Capital expenditures	(68)	(37)	(105)
Proceeds from dispositions of property and equipment	2	1	3
Other investing activities, net	(1)	(1)	(2)
Net cash used in investing activities	(67)	(37)	(104)
Cash flows from financing activities:
Payments of capital lease obligations	(1)	—	(1)
Net transfers to Parent	(116)	(104)	(220)
Net cash used in financing activities	(117)	(104)	(221)
Effect of foreign exchange rate changes on cash	—	1	1
Net increase (decrease) in cash	(6)	5	(1)
Cash at beginning of year	95	8	103
Cash at end of year	$89	$13	$102

Schedule of Net Investment

COMBINING STATEMENT OF CHANGES IN EQUITY
(Unaudited, Millions of Dollars)

	Common Stock					APIC
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net income	—	—	—	—	—	—	—	—	—	—
Net transfers to Valero	—	—	—	—	—	—	—	—	—	—
Issuance of stock at the separation and distribution	1	—	—	—	1	(1)		—	—	(1)
Reclassification of net parent investment to APIC	—	—	—	—	—	395	1,038	544	(1,582)	395
Stock-based compensation expense	—	—	—	—	—	1		—	—	1
Other comprehensive loss	—	—	—	—	—	—	—	—	—	—
Balance as of June 30, 2013	$1	$—	$—	$—	$1	$395	$1,038	$544	$(1,582)	$395

	Net Parent Investment					Retained Earnings
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$866	$216	$—	$1,082	$—	$—	$—	$—	$—
Net income	—	17	27	—	44	20	17	11	(28)	20
Net transfers to Valero	395	155	301	(1,582)	(731)	—	—	—	—	—
Issuance of stock at the separation and distribution	—	—	—	—	—	—	—	—	—	—
Reclassification of net parent investment to APIC	(395)	(1,038)	(544)	1,582	(395)	—	—	—	—	—
Stock-based compensation expense	—	—	—	—	—					—
Other comprehensive loss	—	—	—	—	—		—	—		—
Balance as of June 30, 2013	$—	$—	$—	$—	$—	$20	$17	$11	$(28)	$20

	AOCI					Total
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$—	$165	$—	$165	$—	$866	$381	$—	$1,247
Net income	—	—	—	—	—	$20	$34	$38	$(28)	$64
Net transfers to Valero	—	—	—	—	—	$395	$155	$301	$(1,582)	$(731)
Issuance of stock at the separation and distribution	—	—	—	—	—	$—	$—	$—	$—	$—
Reclassification of net parent investment to APIC	165	—	(165)	—	—	$165	$—	$(165)	$—	$—
Stock-based compensation expense	—	—	—	—	—	$1	$—	$—	$—	$1
Other comprehensive loss	(30)	—	—	—	(30)	$(30)	$—	$—	$—	$(30)
Balance as of June 30, 2013	$135	$—	$—	$—	$135	$551	$1,055	$555	$(1,610)	$551

	Accumulated Other Comprehensive Income			Net Parent Investment			Net Investment
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Balance as of December 31, 2009	$—	$138	$138	$823	$236	$1,059	$823	$374	$1,197
Net income	—	—	—	100	93	193	100	93	193
Net transfers to Parent	—	—	—	(116)	(105)	(221)	(116)	(105)	(221)
Other comprehensive income	—	24	24	—	—	—	—	24	24
Balance as of December 31, 2010	—	162	162	807	224	1,031	807	386	1,193
Net income	—	—	—	101	113	214	101	113	214
Net transfers to Parent	—	—	—	(47)	(104)	(151)	(47)	(104)	(151)
Other comprehensive income	—	(7)	(7)	—	—	—	—	(7)	(7)
Balance as of December 31, 2011	—	155	155	861	233	1,094	861	388	1,249
Net income	—	—	—	127	83	210	127	83	210
Net transfers to Parent	—	—	—	(122)	(100)	(222)	(122)	(100)	(222)
Other comprehensive income	—	10	10	—	—	—	—	10	10
Balance as of December 31, 2012	$—	$165	$165	$866	$216	$1,082	$866	$381	$1,247

The Separation and the Distribution, Basis of Presentation Description of Business and Summary of Significant Accounting Policies - Narrative (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2013	Jun. 30, 2013 Senior Subordinated Notes	May 01, 2013 Retail - Canada	Nov. 30, 2012 Valero Energy Corporation	Jun. 30, 2013 Line of Credit	Jun. 30, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility
Cost of sales vendor allowances accrued rebates		$ 62,000,000	$ 70,000,000		$ 63,000,000
Separation and Distribution
Spinoff transaction, ownership percentage by parent company stockholders			80.00%			80.00%
Equity method investment, ownership percentage						20.00%
Long-term debt	1,050,000,000
Notes payable			0				550,000,000
Line of credit facility, maximum borrowing capacity	800,000,000									500,000,000	300,000,000	0
Letters of credit outstanding, amount											(3,000,000)	0
Goodwill	18,000,000
Deferred tax assets, net								115,000,000
Deferred state and local income tax expense (benefit)	7,000,000		0	1,000,000	1,000,000
Basis of Presentation
Common stock shares issued	75,397,241								1,000
Common stock, par or stated value per share	$ 0.01								$ 0.01
Common stock, value issued	$ 1,000,000		$ 0						$ 10

Acquisitions - Narrative (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Purchase price of acquired entity	$ 61		$ 61
Goodwill	18
Payments to acquire sites	$ 4	$ 61	$ 61	$ 0	$ 0

Acquisitions - Purchase Price Allocation of Crackerbox Acquisition (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Acquisitions [Abstract]
Inventories	$ 3	$ 3
Property and equipment	38	56
Other assets	2	2
Goodwill	18
Total consideration	$ 61	$ 61

Earnings per Common Share - Narrative (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Common stock shares issued	75,397,241	75,397,241
Stock Options
Antidilutive securities excluded from computation of earnings per share, amount	131,622	66,174
Restricted Stock
Antidilutive securities excluded from computation of earnings per share, amount	106,760	53,676

Earnings per Common Share (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income attributable to stockholders	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Weighted-average common shares outstanding (in thousands)	75,397			75,397						75,397	75,397
Total earnings per common share	$ 0.57			$ 1.43						$ 0.84	$ 1.62
Restricted stock (in thousands)	10			0						5	0
Weighted-average common shares outstanding – assuming dilution (in thousands)	75,407			75,397						75,402	75,397
Earnings per common shares - assuming dilution	$ 0.57			$ 1.43						$ 0.84	$ 1.62

Impairment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying values	$ 1,892	$ 1,863	$ 1,678
Less: Estimated fair values			1	2
Retail - U.S.
Carrying values			3	3
Less: Estimated fair values			1	1
Asset impairment loss			2	2
Retail - Canada
Carrying values			1	4
Less: Estimated fair values			0	1
Asset impairment loss			$ 1	$ 3

Receivables (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Trade receivables		$ 115	$ 147
Other		21	27
Receivables		136	174
Allowance for doubtful accounts		2	2	2
Receivables, net	$ 197	$ 134	$ 172

Receivables - Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Balance as of beginning of year	$ 2	$ 2
Increase in allowance charged to expense	0	1	1
Accounts charged against the allowance, net of recoveries	0	(1)	(1)
Balance as of end of year	$ 2	$ 2	$ 2

Inventories - Narrative (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Excess of replacement or current costs over stated LIFO value	$ 55	$ 56	$ 56

Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories (textual) [Abstract]
Excess of replacement or current costs over stated LIFO value	$ 55	$ 56	$ 56
Inventory, Net [Abstract]
Convenience store merchandise	110	111	104
Motor fuel (at LIFO)	51	56	54
Supplies	2	1	1
Inventories	$ 163	$ 168	$ 159

Property and Equipment - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 103	$ 101	$ 94
Land and certain retail sites under capital leases	9	9
Land and certain retail sites under capital leases, accumulated depreciation	$ 5	$ 4

Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment
Land		$ 387	$ 339
Retail site buildings		476	406
Equipment		560	535
Leasehold improvements		276	254
Other		135	130
Construction in progress		29	14
Property and equipment, at cost	1,892	1,863	1,678
Accumulated depreciation	618	587	525
Property and equipment, net	$ 1,274	$ 1,276	$ 1,153

Accrued Expenses and Other Long-term Liabilities - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses and Other Long-Term Liabilities [Abstract]
Other increase (decrease) in environmental liabilities	$ 3	$ 2	$ 2
Payments for environmental liabilities	$ 2	$ 2	$ 2
Property, plant and equipment, useful life	20 years

Accrued Expenses and Other Long-term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Long-Term Liabilities [Abstract]
Wage and other employee-related liabilities, current		$ 22	$ 19
Environmental liabilities, current		2	2
Self-insurance accruals, current		6	6
Asset retirement obligations, current		2	2
Other, current		8	12
Accrued expenses and other long-term liabilities, current	44	40	41
Wage and other employee-related liabilities, noncurrent		0	0
Environmental liabilities, noncurrent		3	2
Self-insurance accruals, noncurrent		11	12
Asset retirement obligations, noncurrent		77	74
Other, noncurrent		16	13
Accrued expenses and other long-term liabilities, noncurrent	$ 112	$ 107	$ 101

Accrued Expenses and Other Long-term Liabilities - Asset Retirement Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Disclosure [Abstract]
Balance as of beginning of year	$ 76	$ 72	$ 70
Additions to accrual	2	2	1
Accretion expense	4	4	4
Settlements	(4)	(2)	(3)
Foreign currency translation	1	0	0
Balance as of end of year	$ 79	$ 76	$ 72

Commitments and Contingencies - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Commitments and contingencies
Percentage of payment for final resolultion of class action	50.00%
Accrued expenses	17
Subsequent Event
Increase (decrease) in health care insurance liabilities	5
Guarantor Subsidiaries
Commitments and contingencies
Non-Guarantor Subsidiaries
Commitments and contingencies
2015 | Subsequent Event
Environmental exit costs, anticipated cost	2
2014 | Subsequent Event
Environmental exit costs, anticipated cost	2
Next Fiscal Year | Subsequent Event
Environmental exit costs, anticipated cost	$ 2

Commitments and Contingencies - Minimum Lease Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 23
2014	18
2015	15
2016	12
2017	9
Thereafter	26
Total minimum rental payments	103
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	2
2014	1
2015	1
2016	1
2017	0
Thereafter	3
Total minimum rental payments	8
Less amount representing interest	(3)
Net minimum rental payments	$ 5

Commitments and Contingencies - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Minimum rental expense	$ 25	$ 25	$ 25
Contingent rental expense	23	23	23
Total rental expense	$ 48	$ 48	$ 48

Stock-based Compensation - Narrative (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
stock-based compensation [Abstract]
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options	$ 2	$ 2

Stock-based Compensation - Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense	$ 2	$ 2	$ 1	$ 2	$ 3	$ 2

Employee Benefit Plans - Narrative (Details)	12 Months Ended
Dec. 31, 2012
Valero Savings Plan
Defined contribution plan minimum contribution per employee offered, percent	1.00%
Defined contribution plan, employers matching contribution, annual vesting percentage	60.00%
Defined benefit plan, contributions by employer	6.00%
Defined contribution plan, employer discretionary contribution amount	3.50%
Valero Savings Plan | Maximum
Defined contribution plan, maximum annual contribution per employee, percent	30.00%
Defined contribution plan, employer discretionary contribution amount	5.00%
Valero Energy Corporation Thrift Plan
Defined contribution plan, employers matching contribution, annual vesting percentage	100.00%
Defined benefit plan, contributions by employer	6.00%
Ultramar Ltd. Savings Plan
Defined contribution plan, employers matching contribution, annual vesting percentage	50.00%
Defined benefit plan, contributions by employer	6.00%
Defined contribution plan, employer contribution, percent	9.00%
Ultramar Ltd. Savings Plan | Maximum
Defined benefit plan, contributions by employer	12.00%

Employee Benefit Plans - Allocation of Benefit Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. postretirement benefit cost	$ 0	$ 0	$ 0
Retail - U.S.
Pension expense	2	1	1
Retail - Canada
Pension expense	$ 2	$ 2	$ 2

Employee Benefit Plans - Deferred Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valero Savings Plan
Defined contribution plan, allocation of benefit costs	$ 7	$ 5	$ 6
Valero Energy Corporation Thrift Plan
Defined contribution plan, allocation of benefit costs	1	1	1
Ultramar Ltd. Savings Plan
Defined contribution plan, allocation of benefit costs	$ 3	$ 3	$ 3

Income Taxes - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective income tax rate	43.00%	34.00%	39.00%	33.00%
U.S. Federal Statutory Tax Rate			35.00%		35.00%
Deferred state and local income tax expense (benefit)	$ 7				$ 0	$ 1	$ 1
Effective income tax rate, change in deferred tax assets valuation allowance	10.00%			7.00%
Current income tax expense (benefit)					106	91	91
Deferred income tax expense			8	(4)	(1)	12	6
Deferred tax assets, valuation allowance					1	1
Income taxes paid					$ 1	$ 0	$ 0

Income Taxes - Income Before Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income tax expense	$ 315	$ 317	$ 290
Retail - U.S.
Income before income tax expense	202	160	157
Retail - Canada
Income before income tax expense	$ 113	$ 157	$ 133

Income Taxes - Reconciliation of Net Income Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal income tax expense at the U.S. statutory rate					$ 110	$ 111	$ 101
U.S. state income tax expense, net of U.S. federal income tax effect					4	4	4
Canadian operations					(9)	(11)	(7)
Credits					0	1	1
Income tax expense	$ 32	$ 56	$ 41	$ 61	$ 105	$ 103	$ 97

Income Taxes - Income Tax Expense Related to Net Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. federal					$ 67	$ 40	$ 44
U.S. state					6	5	4
Canada					33	46	43
Total current					106	91	91
Deferred:
U.S. federal					1	14	8
U.S. state	7				0	1	1
Canada					(2)	(3)	(3)
Total deferred			8	(4)	(1)	12	6
Income tax expense	$ 32	$ 56	$ 41	$ 61	$ 105	$ 103	$ 97

Income Taxes - Deferred Income Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Tax credit carryforwards	$ 8	$ 8
Net operating losses (“NOLs”)	1	1
Environmental liabilities	1	1
Inventories	10	10
Other assets	16	17
Total deferred income tax assets	36	37
Less: Valuation allowance	1	1
Net deferred income tax assets	35	36
Deferred income tax liabilities:
Property and equipment	145	147
Other	0	1
Total deferred income tax liabilities	145	148
Net deferred income tax liabilities	$ 110	$ 112

Income Taxes - Tax Credit and Loss Carry Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. state income tax credits	$ 12
U.S. state income tax credits, expiration date	Dec 31, 2026
U.S. state NOL (gross amount)	$ 16
U.S. state NOL (gross amount), expiration date	2018

Debt - Narrative(Details) (USD $)	6 Months Ended				3 Months Ended					6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Maximum	Jun. 30, 2013 Minimum	Jun. 30, 2013 Asset sale	Jun. 30, 2013 Change of control	Jun. 30, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Jun. 30, 2013 Line of Credit	Jun. 30, 2013 Line of Credit Subsequent Event	Jun. 30, 2013 Interest Rate Margin [Member] Line of Credit	Jun. 30, 2013 Alternate Base Rate [Member] Line of Credit	Jun. 30, 2013 London Interbank Offered Rate (LIBOR) Line of Credit
Credit Facilities (Textual)
Total lease adjusted leverage ratio	3.24		3.75
Debt issuance cost	$ 18,000,000
Total available credit facility limit	800,000,000						300,000,000	0	500,000,000
Term loan, due date										May 1, 2018
Security interests in the capital stock of domestic subsidiaries	100.00%
Security interests in the voting equity interests of foreign subsidiaries	65.00%
Security interests in the non-voting equity interests of foreign subsidiaries	100.00%
Fixed charge coverage ratio	5.56			1.3
Line of credit facility, amount outstanding		0
Term loan, margin on LIBOR											1.75%	0.75%	1.75%
Term loan, interest rate													1.95%
Notes Payable
Notes payable		0
Debt instrument, redemption price, percentage of principal amount redeemed					100.00%	101.00%
Long-term debt, fair value	1,040,000,000
Long-term debt, face amount	$ 1,050,000,000

Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument
5.00% senior notes due 2023			$ 0
Term loan due 2018 (effective rate of 1.95% at June 30, 2013)			0
Capital leases	4		5
Total debt outstanding	1,054		5
Less current portion	(29)		(1)		(1)
Debt, less current portion	1,025		4		5
Total available credit facility limit	800
Total lease adjusted leverage ratio	3.24
Revolving Credit Facility
Debt Instrument
Total available credit facility limit	300		0
Letters of credit outstanding	(3)		0
Maximum leverage ratio constraint (a)	(99)	[1]	0	[1]
Total available and undrawn	$ 198		$ 0
Maximum
Debt Instrument
Total lease adjusted leverage ratio	3.75

[1]	Our credit facility contains a maximum lease adjusted leverage ratio of 3.75 to 1.00. As a result, we were limited to the amount we could borrow under our revolving credit facility at June 30, 2013.

Debt - Parenthetical (Details)	6 Months Ended
Jun. 30, 2013
Note payable, interest rate	5.00%
Subsequent Event
Note payable, maturity date	2023
Line of Credit | Subsequent Event
Term loan, due date	May 1, 2018
London Interbank Offered Rate (LIBOR) | Line of Credit
Term loan, interest rate	1.95%
Term loan, margin on LIBOR	1.75%

Debt - Principal Payments Due (Details) (Subsequent Event, USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Subsequent Event
2013 (remainder)	$ 12
2014	34
2015	47
2016	69
2017	75
2018	263
Total	$ 500

Related Party - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of sales	$ 2,919	$ 2,977	$ 5,874	$ 5,973	$ 12,000	$ 11,735	$ 9,310
Accounts payable to Valero	342		342		0
Indemnification assets as of separation date	15		15
Change in Motor Fuel Price Formulas | Retail - U.S.
Cost of sales	2		4
Change in Motor Fuel Price Formulas | Retail - Canada
Cost of sales	$ 3		$ 6

Related Party - Significant Transactions with Valero (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Cost of sales	$ 2,632	$ 2,688	$ 5,288	$ 5,390	$ 10,810	$ 10,533	$ 8,170
Operating expenses	4	11	14	21	43	36	35
General and administrative expenses	$ 5	$ 9	$ 12	$ 17	$ 36	$ 36	$ 33

Related Party - Transfers to Valero (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Net transfers to Valero per the consolidated and combined statement of stockholders' equity	$ (731)		$ (222)	$ (151)	$ (221)
Net transfers to Valero per the consolidated and combined statement of cash flows	(378)	(172)	(219)	(150)	(220)
Net Parent Investment
Related Party Transaction
Net transfers to Valero per the consolidated and combined statement of stockholders' equity	(731)		(222)	(151)	(221)
Net transfer of assts and liabilities, Related Party	$ 353		$ 3	$ 1	$ 1

Segment Information - Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 segments	Dec. 31, 2012 segments
Segment Reporting [Abstract]
Number of reportable segments	2	2
Intersegment revenues	$ 0	$ 0
Major customer amounts	$ 0	$ 0

Segment Information Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Depreciation, amortization and accretion expense	30			29						60	56	115	113	105
Operating income	81	97	35	164	19	70	84	120	43	110	183	315	317	289
Income before income taxs												315	317	290
Other income, net	1			0						2	0	1	1	2
Interest expense	7			0						7	0	1	1	1
Income before income tax expense	75			164						105	183	315	317	290
Capital expenditures	50			29						90	46	223	130	105
Retail - U.S.
Segment Reporting Information
Operating revenues	2,007			2,044						3,935	3,948	7,907	7,557	6,183
Depreciation, amortization and accretion expense	21			20						42	38	78	76	71
Operating income	68			132						86	139	246	202	197
Income before income taxs												202	160	157
Capital expenditures	40			20						78	35	181	91	68
Retail - Canada
Segment Reporting Information
Operating revenues	1,204			1,301						2,464	2,609	5,228	5,306	4,188
Depreciation, amortization and accretion expense	9			9						18	18	37	37	34
Operating income	33			46						59	73	130	174	149
Income before income taxs												113	157	133
Capital expenditures	10			9						12	11	42	39	37
Corporate
Segment Reporting Information
Operating revenues												0	0	0
Depreciation, amortization and accretion expense												0	0	0
Operating income												(61)	(59)	(57)
General and administrative expense	(20)			(14)						(35)	(29)
Capital expenditures												$ 0	$ 0	$ 0

Segment Information - Operating Revenues from External Customers (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Motor fuel sales
Revenues from External Customers and Long-Lived Assets
Operating revenues	2,701			2,815						5,342	5,477	11,047	10,758	8,443
Merchandise sales
Revenues from External Customers and Long-Lived Assets
Operating revenues	399			385						751	731	1,496	1,484	1,445
Other product revenues
Revenues from External Customers and Long-Lived Assets
Operating revenues	$ 111			$ 145						$ 306	$ 349	$ 592	$ 621	$ 483

Segment Information - Long-Lived Assets by Reportable Segment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Long-lived assets, U.S.		$ 1,317	$ 1,200
Total long-lived assets	1,327	1,317
U.S.
Segment Reporting Information
Long-lived assets, U.S.	971	938	836
Canada
Segment Reporting Information
Long-lived assets, Canada	$ 356	$ 379	$ 364

Segment Information - Total Assets by Reportable Segment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Total assets	$ 2,307	$ 1,709	$ 1,691
Retail - U.S.
Segment Reporting Information
Total assets	1,463	1,153	1,132
Retail - Canada
Segment Reporting Information
Total assets	779	555	558
Corporate
Segment Reporting Information
Total assets	$ 65	$ 1	$ 1

Segment Information - Revenue by Product (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Motor fuel sales
Revenue from External Customer
Operating revenues	2,701			2,815						5,342	5,477	11,047	10,758	8,443
Merchandise sales
Revenue from External Customer
Operating revenues	399			385						751	731	1,496	1,484	1,445
Other product revenues
Revenue from External Customer
Operating revenues	$ 111			$ 145						$ 306	$ 349	$ 592	$ 621	$ 483

Segment Information - Operating Revenues by Geographic Area (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
U.S.
Segment Reporting Information
Operating revenues												7,907	7,557	6,183
Canada
Segment Reporting Information
Operating revenues												$ 5,228	$ 5,306	$ 4,188

Supplemental Cash Flows Information - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest paid	$ 1	$ 1	$ 1	$ 1
Income taxes paid		1	0	0
Notes payable		0
Common stock shares issued	75,397,241
Senior Subordinated Notes
Notes payable	$ 550

Supplemental Cash Flows Information - Changes in Current Assets and Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables, net	$ (69)	$ 7	$ 41	$ (30)	$ (11)
Inventories	3	14	(5)	(5)	(3)
Prepaid expenses and other	(6)	0	2	(4)	0
Accounts payable	1	(1)	4	(2)	7
Accounts payable to Valero	342	0
Accrued expenses	4	(5)	(3)	(4)	(1)
Taxes other than income taxes	(67)	7	3	5	20
Income taxes payable	9	0
Changes in current assets and current liabilities	$ (217)	$ (22)	$ (42)	$ 40	$ (12)

Supplemental Cash Flows Information - Cash Flows Related to Interest and Income Taxes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 1	$ 1	$ 1	$ 1
Income taxes paid, net		$ 106	$ 91	$ 91

Goodwill and Intangible Assets - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 8	$ 8	$ 7
Finite-lived intangible assets, amortization expense, 2013-2016	8
Finite-lived intangible assets, amortization expense, 2017	$ 1

Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 18	$ 0
Customer lists and other	120	127	122
Total intangible assets, gross carrying amount	138	127
Customer lists and other, accumulated amortization	$ 85	$ 86	$ 75

Goodwill and Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012
Customer lists and other	$ 120	$ 127	$ 122
Customer lists and other, accumulated amortization	85	86	75
Customer Lists
Customer lists and other		124	120
Customer lists and other, accumulated amortization		85	74
Other Intangible Assets
Customer lists and other		3	2
Customer lists and other, accumulated amortization		$ 1	$ 1

Equity - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Common stock, shares authorized	250,000,000	250,000,000
Common stock, par or stated value per share	$ 0.01	$ 0.01
Common stock shares issued	75,397,241	75,397,241
Common stock shares outstanding	75,397,241	75,397,241
Share-based compensation subsequent to business reorganization		$ 1
Share-based compensation arrangement by share-based payment award, number of shares available for grant	7,600,000	7,600,000
Stock-based compensation expense	2	2	1	2	3	2
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 29.77
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options	2	2		2
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition		1 year 10 months 13 days
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, share-based awards other than options	$ 5	$ 5
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		2 years 2 months 10 days

Equity - Stock-Based Compensation (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Stock Options
Class of Stock
Actual number of awards	228,885
Weighted-average grant-date fair value	$ 11.78
Restricted Stock
Class of Stock
Actual number of awards	199,283
Weighted-average grant-date fair value	$ 29.68

Equity - Foreign Currency Translation Adjustment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Balance at the beginning of the period	$ 155		$ 165
Other comprehensive loss before reclassifications	(20)	(8)	(30)	1	10	(7)	24
Amounts reclassified from other comprehensive income	0		0
Net other comprehensive loss	(20)		(30)
Balance at the end of the period	$ 135		$ 135		$ 165

Fair Value - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Liabilities measured at fair value	$ 0	$ 0	$ 0

Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Quoted prices in active markets (Level 1)		$ 0	$ 0
Significant other observable inputs (Level 2)		0	0
Significant unobservable inputs (Level 3)		1	2
Total fair value as of December 31		1	2
Total loss recognized during the year ended December 31	$ 0	$ 3	$ 5

Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Operating income	81	97	35	164	19	70	84	120	43	110	183	315	317	289
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193

Guarantor Subsidiaries - Balance Sheets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 414,000,000	$ 61,000,000	$ 54,000,000	$ 132,000,000	$ 102,000,000	$ 103,000,000
Receivables, net	197,000,000	134,000,000		172,000,000
Inventories	163,000,000	168,000,000		159,000,000
Deferred income taxes	9,000,000	13,000,000		12,000,000
Prepaid expenses and other	14,000,000	8,000,000		10,000,000
Total current assets	797,000,000	384,000,000		485,000,000
Property and equipment, at cost	1,892,000,000	1,863,000,000		1,678,000,000
Accumulated depreciation	618,000,000	587,000,000		525,000,000
Property and equipment, net	1,274,000,000	1,276,000,000		1,153,000,000
Goodwill and intangible assets, net	53,000,000	41,000,000		47,000,000
Investment in subsidiaries	0
Deferred income taxes	112,000,000	0
Other assets, net	71,000,000	8,000,000		6,000,000
Total assets	2,307,000,000	1,709,000,000		1,691,000,000
Current liabilities:
Current portion of debt and capital lease obligations	29,000,000	1,000,000		1,000,000
Accounts payable	83,000,000	95,000,000		84,000,000
Accounts payable to Valero	342,000,000	0
Accrued expenses	44,000,000	40,000,000		41,000,000
Taxes other than income taxes	23,000,000	92,000,000		86,000,000
Income taxes payable	9,000,000	0
Total current liabilities	530,000,000	228,000,000		212,000,000
Debt and capital lease obligations, less current portion	1,025,000,000	4,000,000		5,000,000
Deferred income taxes	89,000,000	123,000,000		124,000,000
Intercompany payables (receivables)	0
Other long-term liabilities	112,000,000	107,000,000		101,000,000
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	(1,000,000)	0
Net parent investment	0	1,082,000,000		1,094,000,000
Additional paid-in capital (APIC)	395,000,000	0
Retained earnings	20,000,000	0
Accumulated other comprehensive income (AOCI)	135,000,000	165,000,000		155,000,000
Total stockholders' equity	551,000,000	1,247,000,000		1,249,000,000	1,193,000,000	1,197,000,000
Total net investment		1,247,000,000		1,249,000,000
Total liabilities and stockholders’ equity / net investment	2,307,000,000	1,709,000,000		1,691,000,000
Parent Company
Current assets:
Cash	0	0		0
Receivables, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets	0	0
Property and equipment, at cost	0	0
Accumulated depreciation	0	0
Property and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Investment in subsidiaries	1,610,000,000
Deferred income taxes	0
Other assets, net	32,000,000	0
Total assets	1,642,000,000	0
Current liabilities:
Current portion of debt and capital lease obligations	28,000,000	0
Accounts payable	0	0
Accounts payable to Valero	(1,000,000)
Accrued expenses	7,000,000	0
Taxes other than income taxes	0	0
Income taxes payable	0	0
Total current liabilities	34,000,000	0
Debt and capital lease obligations, less current portion	1,022,000,000	0
Deferred income taxes	0	0
Intercompany payables (receivables)	20,000,000
Other long-term liabilities	15,000,000	0
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	(1,000,000)
Net parent investment		0
Additional paid-in capital (APIC)	395,000,000
Retained earnings	20,000,000
Accumulated other comprehensive income (AOCI)	135,000,000	0
Total stockholders' equity	551,000,000	0
Total net investment		0
Total liabilities and stockholders’ equity / net investment	1,642,000,000	0
Guarantor Subsidiaries
Current assets:
Cash	266,000,000	44,000,000	41,000,000	116,000,000	89,000,000	95,000,000
Receivables, net	98,000,000	41,000,000		64,000,000
Inventories	119,000,000	121,000,000		109,000,000
Deferred income taxes	1,000,000	4,000,000		3,000,000
Prepaid expenses and other	7,000,000	3,000,000		5,000,000
Total current assets	491,000,000	213,000,000		297,000,000
Property and equipment, at cost	1,414,000,000	1,371,000,000		1,224,000,000
Accumulated depreciation	463,000,000	435,000,000		390,000,000
Property and equipment, net	951,000,000	936,000,000		834,000,000
Goodwill and intangible assets, net	20,000,000	2,000,000		2,000,000
Investment in subsidiaries	0
Deferred income taxes	0
Other assets, net	33,000,000	3,000,000		1,000,000
Total assets	1,495,000,000	1,154,000,000		1,134,000,000
Current liabilities:
Current portion of debt and capital lease obligations	1,000,000	1,000,000		1,000,000
Accounts payable	48,000,000	52,000,000		46,000,000
Accounts payable to Valero	205,000,000
Accrued expenses	21,000,000	22,000,000		18,000,000
Taxes other than income taxes	20,000,000	22,000,000		19,000,000
Income taxes payable	5,000,000	0
Total current liabilities	300,000,000	97,000,000		84,000,000
Debt and capital lease obligations, less current portion	3,000,000	4,000,000		5,000,000
Deferred income taxes	89,000,000	110,000,000		109,000,000
Intercompany payables (receivables)	(20,000,000)
Other long-term liabilities	68,000,000	77,000,000		75,000,000
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	0
Net parent investment		866,000,000		861,000,000
Additional paid-in capital (APIC)	1,038,000,000
Retained earnings	17,000,000
Accumulated other comprehensive income (AOCI)	0	0		0
Total stockholders' equity	1,055,000,000	866,000,000		861,000,000	807,000,000	823,000,000
Total net investment		866,000,000		861,000,000
Total liabilities and stockholders’ equity / net investment	1,495,000,000	1,154,000,000		1,134,000,000
Non-Guarantor Subsidiaries
Current assets:
Cash	148,000,000	17,000,000	13,000,000	16,000,000	13,000,000	8,000,000
Receivables, net	99,000,000	93,000,000		108,000,000
Inventories	44,000,000	47,000,000		50,000,000
Deferred income taxes	8,000,000	9,000,000		9,000,000
Prepaid expenses and other	7,000,000	5,000,000		5,000,000
Total current assets	306,000,000	171,000,000		188,000,000
Property and equipment, at cost	478,000,000	492,000,000		454,000,000
Accumulated depreciation	155,000,000	152,000,000		135,000,000
Property and equipment, net	323,000,000	340,000,000		319,000,000
Goodwill and intangible assets, net	33,000,000	39,000,000		45,000,000
Investment in subsidiaries	0
Deferred income taxes	112,000,000
Other assets, net	6,000,000	5,000,000		5,000,000
Total assets	780,000,000	555,000,000		557,000,000
Current liabilities:
Current portion of debt and capital lease obligations	0	0		0
Accounts payable	35,000,000	43,000,000		38,000,000
Accounts payable to Valero	138,000,000
Accrued expenses	16,000,000	18,000,000		23,000,000
Taxes other than income taxes	3,000,000	70,000,000		67,000,000
Income taxes payable	4,000,000	0
Total current liabilities	196,000,000	131,000,000		128,000,000
Debt and capital lease obligations, less current portion	0	0		0
Deferred income taxes	0	13,000,000		15,000,000
Intercompany payables (receivables)	0
Other long-term liabilities	29,000,000	30,000,000		26,000,000
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	0
Net parent investment		216,000,000		233,000,000
Additional paid-in capital (APIC)	544,000,000
Retained earnings	11,000,000
Accumulated other comprehensive income (AOCI)	0	165,000,000		155,000,000
Total stockholders' equity	555,000,000	381,000,000		388,000,000	386,000,000	374,000,000
Total net investment		381,000,000		388,000,000
Total liabilities and stockholders’ equity / net investment	780,000,000	555,000,000		557,000,000
Consolidation, Eliminations
Current assets:
Cash	0	0		0
Receivables, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets	0	0
Property and equipment, at cost	0	0
Accumulated depreciation	0	0
Property and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Investment in subsidiaries	(1,610,000,000)
Deferred income taxes	0
Other assets, net	0	0
Total assets	(1,610,000,000)	0
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable	0	0
Accounts payable to Valero	0
Accrued expenses	0	0
Taxes other than income taxes	0	0
Income taxes payable	0	0
Total current liabilities	0	0
Debt and capital lease obligations, less current portion	0	0
Deferred income taxes	0	0
Intercompany payables (receivables)	0
Other long-term liabilities	0	0
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	0
Net parent investment		0
Additional paid-in capital (APIC)	(1,582,000,000)
Retained earnings	(28,000,000)
Accumulated other comprehensive income (AOCI)	0	0
Total stockholders' equity	(1,610,000,000)
Total net investment		0
Total liabilities and stockholders’ equity / net investment	(1,610,000,000)	0
Additional Paid-in Capital
Stockholders’ equity / net investment:
Total stockholders' equity	395,000,000	0
Additional Paid-in Capital | Parent Company
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	395,000,000
Total stockholders' equity	395,000,000	0
Additional Paid-in Capital | Guarantor Subsidiaries
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	1,038,000,000
Total stockholders' equity	1,038,000,000	0
Additional Paid-in Capital | Non-Guarantor Subsidiaries
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	544,000,000
Total stockholders' equity	544,000,000	0
Additional Paid-in Capital | Consolidation, Eliminations
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	(1,582,000,000)
Total stockholders' equity	$ (1,582,000,000)	$ 0

Guarantor Subsidiaries - Income Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Costs and expenses:
Cost of sales	2,919			2,977						5,874	5,973	12,000	11,735	9,310
Operating expenses	161			161						320	316	644	636	605
General and administrative expenses	20			14						35	29	61	59	57
Depreciation, amortization and accretion expense	30			29						60	56	115	113	105
Asset impairment losses												0	3	5
Total costs and expenses	3,130			3,181						6,289	6,374	12,820	12,546	10,082
Operating income	81	97	35	164	19	70	84	120	43	110	183	315	317	289
Other income, net	1			0						2	0	1	1	2
Interest expense	7			0						7	0	1	1	1
Equity in earnings of subsidiaries										0
Income before income tax expense	75			164						105	183	315	317	290
Income tax expense	32			56						41	61	105	103	97
Net income	43	64	23	108	15	48	55	80	31	64	122	210	214	193
Parent Company
Operating revenues										0		0
Costs and expenses:
Cost of sales										0		0
Operating expenses										0		0
General and administrative expenses										1		0
Depreciation, amortization and accretion expense										0		0
Total costs and expenses										1		0
Operating income										(1)		0
Other income, net										0		0
Interest expense										7		0
Equity in earnings of subsidiaries										28
Income before income tax expense										20		0
Income tax expense										0		0
Net income										20		0
Guarantor Subsidiaries
Operating revenues										3,935	3,948	7,907	7,557	6,183
Costs and expenses:
Cost of sales										3,608	3,577	7,185	6,893	5,540
Operating expenses										200	194	398	383	372
General and administrative expenses										26	21	44	42	40
Depreciation, amortization and accretion expense										42	38	78	76	72
Asset impairment losses													2	2
Total costs and expenses										3,876	3,830	7,705	7,396	6,026
Operating income										59	118	202	161	157
Other income, net										0	0	0	0	1
Interest expense										0	0	1	1	1
Equity in earnings of subsidiaries										0
Income before income tax expense										59	118	201	160	157
Income tax expense										25	43	74	59	57
Net income										34	75	127	101	100
Non-Guarantor Subsidiaries
Operating revenues										2,464	2,609	5,228	5,306	4,188
Costs and expenses:
Cost of sales										2,266	2,396	4,815	4,842	3,770
Operating expenses										120	122	246	253	233
General and administrative expenses										8	8	17	17	17
Depreciation, amortization and accretion expense										18	18	37	37	33
Asset impairment losses													1	3
Total costs and expenses										2,412	2,544	5,115	5,150	4,056
Operating income										52	65	113	156	132
Other income, net										2	0	1	1	1
Interest expense										0	0	0	0	0
Equity in earnings of subsidiaries										0
Income before income tax expense										54	65	114	157	133
Income tax expense										16	18	31	44	40
Net income										38	47	83	113	93
Consolidation, Eliminations
Operating revenues										0		0
Costs and expenses:
Cost of sales										0		0
Operating expenses										0		0
General and administrative expenses										0		0
Depreciation, amortization and accretion expense										0		0
Total costs and expenses										0		0
Operating income										0		0
Other income, net										0		0
Interest expense										0		0
Equity in earnings of subsidiaries										(28)
Income before income tax expense										(28)		0
Income tax expense										0		0
Net income										(28)		0
Net Parent Investment
Costs and expenses:
Net income										44		210	214	193
Net Parent Investment | Guarantor Subsidiaries
Costs and expenses:
Net income										17
Net Parent Investment | Non-Guarantor Subsidiaries
Costs and expenses:
Net income										$ 27

Guarantor Subsidiaries - Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Foreign currency translation adjustment	(20)			(8)						(30)	1	10	(7)	24
Other comprehensive income (loss) before income taxes	(20)			(8)						(30)	1	10	(7)	24
Income taxes related to items of other comprehensive income	0			0						0	0	0	0	0
Other comprehensive income (loss)	(20)			(8)						(30)	1	10	(7)	24
Comprehensive income	23			100						34	123	220	207	217
Parent Company
Net income										20		0
Foreign currency translation adjustment										(30)		0
Other comprehensive income (loss) before income taxes										(30)		0
Income taxes related to items of other comprehensive income										0		0
Other comprehensive income (loss)										(30)		0
Comprehensive income										(10)		0
Guarantor Subsidiaries
Net income										34	75	127	101	100
Foreign currency translation adjustment										0	0	0	0	0
Other comprehensive income (loss) before income taxes										0	0	0	0	0
Income taxes related to items of other comprehensive income										0	0	0	0	0
Other comprehensive income (loss)										0	0	0	0	0
Comprehensive income										34	75	127	101	100
Non-Guarantor Subsidiaries
Net income										38	47	83	113	93
Foreign currency translation adjustment											1
Other comprehensive income (loss) before income taxes										0	1	10	(7)	24
Income taxes related to items of other comprehensive income										0	0	0	0	0
Other comprehensive income (loss)										0	1	10	(7)	24
Comprehensive income										38	48	93	106	117
Consolidation, Eliminations
Net income										(28)		0
Foreign currency translation adjustment										0		0
Other comprehensive income (loss) before income taxes										0		0
Income taxes related to items of other comprehensive income										0		0
Other comprehensive income (loss)										0		0
Comprehensive income										(28)		0
Net Parent Investment
Net income										44		210	214	193
Other comprehensive income (loss)												0	0	0
Net Parent Investment | Guarantor Subsidiaries
Net income										17
Other comprehensive income (loss)												0	0	0
Net Parent Investment | Non-Guarantor Subsidiaries
Net income										27
Other comprehensive income (loss)												0	0	0
Accumulated Other Comprehensive Income (Loss)
Net income												0	0	0
Other comprehensive income (loss) before income taxes										(30)
Other comprehensive income (loss)										(30)		10	(7)	24
Accumulated Other Comprehensive Income (Loss) | Parent Company
Other comprehensive income (loss)										(30)
Accumulated Other Comprehensive Income (Loss) | Guarantor Subsidiaries
Net income												0	0	0
Other comprehensive income (loss)												0	0	0
Accumulated Other Comprehensive Income (Loss) | Non-Guarantor Subsidiaries
Net income												0	0	0
Foreign currency translation adjustment										0
Other comprehensive income (loss)												$ 10

Guarantor Subsidiaries - Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	2									2	1	2	3	2
Depreciation, amortization and accretion expense	30			29						60	56	115	113	105
Asset impairment losses												0	3	5
Non-cash interest expense												0	1	0
Deferred income tax expense										8	(4)	(1)	12	6
Changes in current assets and current liabilities										217	22	42	(40)	12
Equity in Earnings of Subsidiaries										0
Other operating activities, net										0	3	(2)	5	2
Net cash provided by operating activities										351	200	364	308	323
Cash flows from investing activities:
Capital expenditures										(90)	(46)	(156)	(130)	(105)
Proceeds from dispositions of property and equipment										0	2	2	5	3
Acquisitions										(4)	(61)	(61)	0	0
Other investing activities, net										(2)	0	0	(2)	(2)
Net cash used in investing activities										(96)	(105)	(215)	(127)	(104)
Cash flows from financing activities:
Investment in subsidiaries	0									0
Proceeds from issuance of long-term debt										500	0
Payments of capital lease obligations										(1)	0	(1)	(1)	(1)
Net transfers to Parent										(378)	(172)	(219)	(150)	(220)
Debt issuance and credit facility origination costs										(18)	0
Intercompany funding										0
Net transfers to Valero										(378)
Net cash provided by (used in) financing activities										103	(172)	(220)	(151)	(221)
Effect of foreign exchange rate changes on cash										(5)	(1)	0	0	1
Net increase (decrease) in cash										353	(78)	(71)	30	(1)
Cash at beginning of period			54		132				102	61	132	132	102	103
Cash at end of period	414	61		54		132				414	54	61	132	102
Parent Company
Net income										20		0
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										0
Depreciation, amortization and accretion expense										0		0
Deferred income tax expense										0		0
Changes in current assets and current liabilities										6		0
Equity in Earnings of Subsidiaries										(28)
Other operating activities, net										0		0
Net cash provided by operating activities										(2)		0
Cash flows from investing activities:
Capital expenditures										0		0
Proceeds from dispositions of property and equipment										0		0
Acquisitions										0		0
Other investing activities, net										0		0
Net cash used in investing activities										0		0
Cash flows from financing activities:
Investment in subsidiaries	1,610									1,610
Proceeds from issuance of long-term debt										500
Payments of capital lease obligations										0		0
Net transfers to Parent												0
Debt issuance and credit facility origination costs										(18)
Intercompany funding										20
Net transfers to Valero										(500)
Net cash provided by (used in) financing activities										2		0
Effect of foreign exchange rate changes on cash										0		0
Net increase (decrease) in cash										0		0
Cash at beginning of period					0					0	0	0
Cash at end of period	0	0								0		0
Guarantor Subsidiaries
Net income										34	75	127	101	100
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										2	1
Depreciation, amortization and accretion expense										42	38	78	76	72
Asset impairment losses													2	2
Non-cash interest expense													1
Deferred income tax expense										5	(5)	1	14	9
Changes in current assets and current liabilities										149	(3)	20	(35)	(6)
Equity in Earnings of Subsidiaries										0
Other operating activities, net											3	(2)	5	1
Net cash provided by operating activities										232	109	224	164	178
Cash flows from investing activities:
Capital expenditures										(78)	(35)	(114)	(91)	(68)
Proceeds from dispositions of property and equipment										0	1	2	3	2
Acquisitions										0	(61)	(61)
Other investing activities, net										(1)	0	0	(1)	(1)
Net cash used in investing activities										(79)	(95)	(173)	(89)	(67)
Cash flows from financing activities:
Investment in subsidiaries	0									0
Proceeds from issuance of long-term debt										0
Payments of capital lease obligations										(1)	0	(1)	(1)	(1)
Net transfers to Parent											(89)	(122)	(47)	(116)
Debt issuance and credit facility origination costs										0
Intercompany funding										(20)
Net transfers to Valero										90
Net cash provided by (used in) financing activities										69	(89)	(123)	(48)	(117)
Effect of foreign exchange rate changes on cash										0	0	0	0	0
Net increase (decrease) in cash										222	(75)	(72)	27	(6)
Cash at beginning of period					116				89	44	116	116	89	95
Cash at end of period	266	44		41		116				266	41	44	116	89
Non-Guarantor Subsidiaries
Net income										38	47	83	113	93
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										0	0
Depreciation, amortization and accretion expense										18	18	37	37	33
Asset impairment losses													1	3
Non-cash interest expense													0
Deferred income tax expense										3	1	(2)	(2)	(3)
Changes in current assets and current liabilities										62	25	22	(5)	18
Equity in Earnings of Subsidiaries										0
Other operating activities, net											0	0	0	1
Net cash provided by operating activities										121	91	140	144	145
Cash flows from investing activities:
Capital expenditures										(12)	(11)	(42)	(39)	(37)
Proceeds from dispositions of property and equipment										0	1	0	2	1
Acquisitions										(4)	0	0
Other investing activities, net										(1)	0	0	(1)	(1)
Net cash used in investing activities										(17)	(10)	(42)	(38)	(37)
Cash flows from financing activities:
Investment in subsidiaries	0									0
Proceeds from issuance of long-term debt										0
Payments of capital lease obligations										0	0	0	0	0
Net transfers to Parent											(83)	(97)	(103)	(104)
Debt issuance and credit facility origination costs										0
Intercompany funding										0
Net transfers to Valero										32
Net cash provided by (used in) financing activities										32	(83)	(97)	(103)	(104)
Effect of foreign exchange rate changes on cash										(5)	(1)	0	0	1
Net increase (decrease) in cash										131	(3)	1	3	5
Cash at beginning of period					16				13	17	16	16	13	8
Cash at end of period	148	17		13		16				148	13	17	16	13
Consolidation, Eliminations
Net income										(28)		0
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										0
Depreciation, amortization and accretion expense										0		0
Deferred income tax expense										0		0
Changes in current assets and current liabilities										0		0
Equity in Earnings of Subsidiaries										28
Other operating activities, net										0		0
Net cash provided by operating activities										0		0
Cash flows from investing activities:
Capital expenditures										0		0
Proceeds from dispositions of property and equipment										0		0
Acquisitions										0		0
Other investing activities, net										0		0
Net cash used in investing activities										0		0
Cash flows from financing activities:
Investment in subsidiaries	(1,610)									(1,610)
Proceeds from issuance of long-term debt										0
Payments of capital lease obligations										0		0
Net transfers to Parent												0
Debt issuance and credit facility origination costs										0
Intercompany funding										0
Net transfers to Valero										0
Net cash provided by (used in) financing activities										0		0
Effect of foreign exchange rate changes on cash										0		0
Net increase (decrease) in cash										0		0
Cash at beginning of period					0					0	0	0
Cash at end of period	0	0								0		0
Net Parent Investment
Net income										44		210	214	193
Net Parent Investment | Guarantor Subsidiaries
Net income										17
Adjustments to reconcile net income to net cash provided by operating activities:
Other operating activities, net										0
Net Parent Investment | Non-Guarantor Subsidiaries
Net income										27
Adjustments to reconcile net income to net cash provided by operating activities:
Other operating activities, net										$ 0

Guarantor Subsidiaries - Net Investment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity					$ 1,249				$ 1,193	$ 1,247	$ 1,249	$ 1,249	$ 1,193	$ 1,197
Net income	43	64	23	108	15	48	55	80	31	64	122	210	214	193
Net transfers to Valero										(731)		(222)	(151)	(221)
Additional paid-in capital (APIC)	395	0								395		0
Stock-based compensation expense										1
Other comprehensive loss	(20)			(8)						(30)	1	10	(7)	24
Stockholders' equity	551	1,247				1,249				551		1,247	1,249	1,193
Parent Company
Stockholders' equity										0
Net income										20		0
Net transfers to Valero										395
Additional paid-in capital (APIC)	395									395
Adjustment to Additional Paid in Capital from Net Parent Investment										165
Stock-based compensation expense										1
Other comprehensive loss										(30)		0
Stockholders' equity	551	0								551		0
Guarantor Subsidiaries
Stockholders' equity					861				807	866	861	861	807	823
Net income										34	75	127	101	100
Net transfers to Valero										155		(122)	(47)	(116)
Additional paid-in capital (APIC)	1,038									1,038
Other comprehensive loss										0	0	0	0	0
Stockholders' equity	1,055	866				861				1,055		866	861	807
Non-Guarantor Subsidiaries
Stockholders' equity					388				386	381	388	388	386	374
Net income										38	47	83	113	93
Net transfers to Valero										301		(100)	(104)	(105)
Additional paid-in capital (APIC)	544									544
Adjustment to Additional Paid in Capital from Net Parent Investment										(165)
Other comprehensive loss										0	1	10	(7)	24
Stockholders' equity	555	381				388				555		381	388	386
Intersegment Elimination [Member]
Stockholders' equity										0
Net income										(28)
Net transfers to Valero										(1,582)
Stockholders' equity	(1,610)									(1,610)
Consolidation, Eliminations
Net income										(28)		0
Additional paid-in capital (APIC)	(1,582)									(1,582)
Other comprehensive loss										0		0
Stockholders' equity	(1,610)									(1,610)
Common Stock Par Value
Stockholders' equity										0
Issuance of stock at the separation and distribution										1
Stockholders' equity	1									1
Common Stock Par Value | Parent Company
Stockholders' equity										0
Issuance of stock at the separation and distribution										1
Stockholders' equity	1									1
Common Stock Par Value | Guarantor Subsidiaries
Stockholders' equity	0	0								0		0
Common Stock Par Value | Non-Guarantor Subsidiaries
Stockholders' equity	0	0								0		0
Common Stock Par Value | Consolidation, Eliminations
Stockholders' equity	0	0								0		0
Additional Paid-in Capital
Stockholders' equity										0
Issuance of stock at the separation and distribution										(1)
Adjustment to Additional Paid in Capital from Net Parent Investment										395
Stock-based compensation expense										1
Stockholders' equity	395									395
Additional Paid-in Capital | Parent Company
Stockholders' equity										0
Issuance of stock at the separation and distribution										(1)
Additional paid-in capital (APIC)	395									395
Stock-based compensation expense										1
Stockholders' equity	395									395
Additional Paid-in Capital | Guarantor Subsidiaries
Additional paid-in capital (APIC)	1,038									1,038
Stockholders' equity	1,038	0								1,038		0
Additional Paid-in Capital | Non-Guarantor Subsidiaries
Additional paid-in capital (APIC)	544									544
Stockholders' equity	544	0								544		0
Additional Paid-in Capital | Consolidation, Eliminations
Additional paid-in capital (APIC)	(1,582)									(1,582)
Stockholders' equity	(1,582)	0								(1,582)		0
Accumulated Other Comprehensive Income (Loss)
Stockholders' equity					155				162	165	155	155	162	138
Net income												0	0	0
Net transfers to Valero												0	0	0
Other comprehensive loss										(30)		10	(7)	24
Stockholders' equity	135	165				155				135		165	155	162
Accumulated Other Comprehensive Income (Loss) | Parent Company
Stockholders' equity										0
Adjustment to Additional Paid in Capital from Net Parent Investment										165
Other comprehensive loss										(30)
Stockholders' equity	135									135
Accumulated Other Comprehensive Income (Loss) | Guarantor Subsidiaries
Stockholders' equity					0				0		0	0	0	0
Net income												0	0	0
Net transfers to Valero												0	0	0
Other comprehensive loss												0	0	0
Stockholders' equity	0	0				0				0		0	0	0
Accumulated Other Comprehensive Income (Loss) | Non-Guarantor Subsidiaries
Stockholders' equity					155				162	165	155	155	162	138
Net income												0	0	0
Net transfers to Valero												0	0	0
Adjustment to Additional Paid in Capital from Net Parent Investment										(165)
Other comprehensive loss												10
Stockholders' equity	0	165				155				0		165	155	162
Accumulated Other Comprehensive Income (Loss) | Consolidation, Eliminations
Stockholders' equity	0	0								0		0
Net Parent Investment
Stockholders' equity					1,094				1,031	1,082	1,094	1,094	1,031	1,059
Net income										44		210	214	193
Net transfers to Valero										(731)		(222)	(151)	(221)
Adjustment to Additional Paid in Capital from Net Parent Investment										(395)
Other comprehensive loss												0	0	0
Stockholders' equity	0	1,082				1,094				0		1,082	1,094	1,031
Net Parent Investment | Parent Company
Stockholders' equity										0
Net transfers to Valero										395
Adjustment to Additional Paid in Capital from Net Parent Investment										(395)
Stockholders' equity	0									0
Net Parent Investment | Guarantor Subsidiaries
Stockholders' equity					861				807	866	861	861	807	823
Net income										17
Net transfers to Valero										155		(122)	(47)	(116)
Adjustment to Additional Paid in Capital from Net Parent Investment										(1,038)
Other comprehensive loss												0	0	0
Stockholders' equity		866				861						866	861	807
Net Parent Investment | Non-Guarantor Subsidiaries
Stockholders' equity					233				224	216	233	233	224	236
Net income										27
Net transfers to Valero										301		(100)	(104)	(105)
Adjustment to Additional Paid in Capital from Net Parent Investment										(544)
Other comprehensive loss												0	0	0
Stockholders' equity		216				233						216	233	224
Net Parent Investment | Intersegment Elimination [Member]
Stockholders' equity										0
Net income										0
Net transfers to Valero										(1,582)
Adjustment to Additional Paid in Capital from Net Parent Investment										1,582
Retained Earnings
Stockholders' equity										0
Net income										20
Stockholders' equity	20									20
Retained Earnings | Parent Company
Stockholders' equity										0
Net income										20
Stockholders' equity	20									20
Retained Earnings | Guarantor Subsidiaries
Stockholders' equity										0
Net income										17
Stockholders' equity	17									17
Retained Earnings | Non-Guarantor Subsidiaries
Stockholders' equity										0
Net income										11
Stockholders' equity	11									11
Retained Earnings | Intersegment Elimination [Member]
Stockholders' equity										0
Net income										(28)
Stockholders' equity	$ (28)									$ (28)